N-4		12 Months Ended
	Apr. 27, 2026 USD ($) year	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Prospectus:
Document Type	N-4
Entity Registrant Name	JACKSON NATIONAL LIFE INSURANCE COMPANY
Entity Central Index Key	0002047976
Entity Investment Company Type	N-4
Document Period End Date	Apr. 21, 2026
Amendment Flag	false
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Credits are Based in Part on Index Performance [Text Block]	At the end of the term, we will credit positive or negative interest ("Index Adjustment") to amounts allocated to your Index Account Option based, in part, on the performance of your selected Index.
Index-Linked Option Overview, Investor Could Lose Money if Index Declines [Text Block]	You could lose a significant amount of money if the Index declines in value.
Index-Linked Option Overview, Limits the Negative Return [Text Block]	If the Index Return is negative, the Contract credits losses, which may be either absorbed or offset, subject to the Protection Option you choose: a stated Buffer or Floor.
Index-Linked Option Overview, Limits Positive Return [Text Block]	If the Index Return is positive, the Contract credits any gains in that Index to your Index Account Option Value, subject to the Crediting Method you choose: Cap, Performance Trigger, or Performance Boost.
Overview, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	You could lose a significant amount of money due to the use of Interim Values if amounts are removed from the Index Account Options prior to the end of the Index Account Option Term.
Overview, Transactions Subject to Contract Adjustments [Text Block]	Because the Index Account Options are designed to credit an Index Adjustment by measuring the change in the Index Return from the beginning of the Index Account Option Term to the end of the Index Account Option Term, an Interim Value calculation is necessary to determine the daily value of your Index Account Option on any given Business Day for purposes of Intra-Term Performance Locks or if amounts are removed from an Index Account Option prior to the end of the Index Account Option Term, including partial or total withdrawals from the Contract (including withdrawals of the Guaranteed Annual Withdrawal Amount under the +Income GMWB or +Income GMWB with Joint Option), automatic withdrawals, required minimum distributions ("RMD"), deductions of the GMWB Charge, amounts applied to an income option upon annuitization, and payment of the Contract Value element of the Death Benefit.
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

	FEES, EXPENSES, AND ADJUSTMENTS			Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you withdraw money from your Contract during the first 6 years of the Contract, you will be assessed a withdrawal charge. The maximum withdrawal charge is 8.0% of the Remaining Premium withdrawn during the two years after the Contract is issued. For example, if you make an early withdrawal within the first two Contract Years, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there is a negative Interim Value adjustment, taxes, or tax penalties.

In addition, if all or a portion of Contract Value is removed from an Index Account Option before the end of the Index Account Option Term, or you exercise an Intra-Term Performance Lock, we will apply an Interim Value adjustment, which may be negative. The Interim Value adjustment applies upon partial or total withdrawals from the Contract (including withdrawals of the Guaranteed Annual Withdrawal Amount under the +Income GMWB or +Income GMWB with Joint Option), automatic withdrawals, RMDs, deductions of the GMWB Charge, amounts applied to an income option upon annuitization, and payment of the Contract Value element of the Death Benefit. You could lose up to 100% of your investment due to this Interim Value adjustment. For example, if you allocate $100,000 to a 3-year Index Account Option and later withdraw the entire amount before the 3 years have ended, you could lose up to $100,000 of your investment.
Charges and Adjustments
Are There Transaction Charges?	Yes. In addition to Withdrawal Charges and any negative Interim Value adjustment, you also may be charged for other transactions, such as when you request expedited delivery or wire transfer of funds.			Charges and Adjustments- Transaction Expenses
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your Contract Data Pages for information about the specific fees you will pay each year based on the options you have elected.
There is an implicit ongoing fee on Index Account Options to the extent that your participation in Index gains is limited by Jackson through the use of a Cap, Performance Trigger Rate, or Performance Boost Cap Rate. This means that your returns may be lower than your elected Index's returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses. This implicit ongoing fee is not reflected in the tables below.
Contract Options - Index Account Additional Information About the Index Account Options - Crediting Methods
	ANNUAL FEE	MINIMUM	MAXIMUM
	1. Base Contract	0%	0%
	2. Optional benefits available for an additional charge[1]	See current Rate Sheet Prospectus Supplement	See current Rate Sheet Prospectus Supplement	GMWB Charge Rate Sheet Prospectus Supplement

1. This prospectus utilizes Rate Sheet Prospectus Supplements to describe the current minimum and maximum charges you would pay for a single optional benefit, if elected. To obtain a copy of the most recent Rate Sheet Prospectus Supplement(s), please visit www.jackson.com/product-literature-11.html.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender (withdrawal) charges and negative Contract Adjustments that substantially increase costs.

	LOWEST ANNUAL COST: See Current Rate Sheet Prospectus Supplement	HIGHEST ANNUAL COST: See Current Rate Sheet Prospectus Supplement	Rate Sheet Prospectus Supplement
	Assumes: •Investment of $100,000 •5% annual appreciation •No add-on benefits •No sales charges •No transfers or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive add-on benefits •No sales charges •No transfers or withdrawals •0% Interim Value adjustment
	RISKS		Location in Prospectus
Is There a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in this Contract. You could experience up to a 90% loss due to poor Index performance after taking into account the current limits on Index loss provided under the Contract. Protection Option rates could change in the future. Available Floor and Buffer Protection Options will always be at least 5%.
Principal Risks
Is this a Short-Term Investment?
No. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in significant reductions to Contract Value, the Death Benefit, and Contract benefits (possibly by more than the amount withdrawn).

Withdrawal Charges apply for up to 6 years after your Contract has been issued. They will reduce the value of your Contract if you withdraw money during that time. Amounts withdrawn from your Contract may also be subject to taxes and tax penalties. Amounts removed from an Index Account Option before the end of the Index Account Option Term may also result in a negative Interim Value adjustment and loss of positive Index performance. The benefits of tax deferral and living benefit protections also mean the Contract is more beneficial to investors with a long time horizon.

Because Index Account Options are designed to mature at the end of the Index Account Option Term, we need to know by the end of the Index Account Option Term whether you intend to reallocate to a different Contract Option. If you do not provide timely allocation instructions by close of business on the Index Account Option Term Anniversary of an expiring Index Account Option Term as to how you would like your Index Account Option Value allocated for your next Index Account Option Term, we will generally (i) renew the Index Account Option into the same Index Account Option Term, if available; or (ii) if the same Crediting Method, Protection Option, or Index you elected is not available, we will reallocate the Index Account Option Value(s) to the Fixed Account.
Principal Risks Contract Charges Transfers and Reallocations

What Are the Risks Associated with the Investment Options?
An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Contract Options you choose. Each Contract Option (Index Account Options and Fixed Account Options) has its own unique risks. Withdrawals from an Index Account Option prior to the end of the Index Account Option Term are subject to an Interim Value adjustment. You should review the available Contract Options before making an investment decision.

The Cap Rate, Performance Trigger Rate, and Performance Boost Cap Rate, as applicable, will limit positive Index returns (e.g., limited upside). This may result in you earning less than the Index return. For example, assume the Index return is 15% at the end of the Index Account Option Term:

◦Under a Cap Crediting Method with a 10% Cap Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term;
◦Under a Performance Trigger Crediting Method with a 10% Performance Trigger Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term; and
◦Under a Performance Boost Crediting Method with a 10% Performance Boost Cap Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term.

The Floor or Buffer, as applicable, will limit negative Index returns (e.g., limited protection in the case of market decline). For example, assume an Index return of -25% at the end of the Index Account Option Term:

◦If the Buffer is -10%, we will credit a -15% Index Adjustment at the end of the Index Account Option Term; and
◦If the Floor is -10%, we will credit a -10% Index Adjustment at the end of the Index Account Option Term.

The Indexes available for election are price return indexes and not total return indexes, and therefore do not reflect dividends paid on the securities composing the Index. This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Principal Risks
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to Jackson. Any obligations (including under any Fixed Account Options and Index Account Options), guarantees, and benefits of the Contract are subject to the claims-paying ability of Jackson. More information about Jackson is available upon request by visiting our website at www.jackson.com or by calling 1-800-644-4565.
Principal Risks

	RESTRICTIONS	Location in Prospectus
Are There Restrictions on the Investment Options?
Yes.

Premium Payments.
•No Premium payments will be accepted after the Contract has been issued.
•The minimum Premium payment must be at least $25,000.
•The maximum Premium payment you may make without our prior approval is $1 million.

Transfers and Reallocations.
•Transfers and reallocations from the Index Account Options are only permitted on Index Account Option Term Anniversaries (which will fall on a Contract Anniversary), unless you exercise an Intra-Term Performance Lock.
•Transfers from the Fixed Account are only permitted on Contract Anniversaries.
Principal Risks Transfers and Reallocations Additional Information About the Index Account Options Access to Your Money - +Income GMWB and +Income GMWB with Joint Option Rate Sheet Prospectus Supplement

Are There Restrictions on the Investment Options? (continued from previous page)
•If you do not want to remain invested in the Fixed Account Option until the next Contract Anniversary, or in an Index Account Option until the end of the Index Account Option Term, your only options will be to take a total or partial withdrawal from the Fixed Account Option or Index Account Option, or exercise an Intra-Term Performance Lock from the Index Account Option. Intra-Term Performance Locks and withdrawals out of Index Account Options prior to the end of the Index Account Option Term will be based on the Interim Values of the Index Account Options, and all withdrawals may be subject to Withdrawal Charges, taxes, and tax penalties.

Investment Restrictions.
•Jackson reserves the right to place restrictions on which Contract Options you may select when you have elected the +Income GMWB or +Income GMWB with Joint Option. This includes restrictions to Index Account Option Crediting Methods, Protection Options, Indexes, and Term lengths. If any such restrictions are in place, they will be listed in Appendix A: Investment Options Available Under the Contract.
•The availability of investment options may vary depending on the broker-dealer or financial intermediary through which the Contract is sold. You should discuss with your financial professional any limitations or restrictions on investment options that apply through their broker-dealer.

Our Rights to Change Index Account Options and Indexes Offered Under the Contract.
•We reserve the right to delete or add Index Account Options, Indexes, Crediting Methods, Protection Options, and Index Account Option Terms in the future. There will always be more than one Index Account Option available, and those options will always be identical or similar to one of the options disclosed in this prospectus.
•We may replace an Index if it is discontinued or the Index is no longer available to us or if the Index's calculation changes substantially. Additionally, we may replace an Index if hedging instruments become difficult to acquire or the cost of hedging related to such Index becomes excessive. We may do so at the end of an Index Account Option Term or during an Index Account Option Term.
•We may change the Crediting Method Rates and Protection Option rates of the Index Account Options available under the Contract, subject to the stated guaranteed minimum or maximum rates. Crediting Method and Protection Option rates will not change during an Index Account Option Term.
•The current limits on Index losses for new Index Account Option Terms are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy of the most recent Rate Sheet Prospectus Supplement(s), please visit www.jackson.com/product-literature-11.html.
•There is no guarantee that a particular Index Account Option will be available during the entire time that you own your Contract. We guarantee that at least two Index Account Options will always be available, and that those options will be identical or similar to those outlined in this prospectus.
•If in the future you are not satisfied with the available Index Account Options, you may choose to withdraw your Index Account Option Value or take a total withdrawal from the Contract, but you may be subject to Withdrawal Charges, taxes, and tax penalties, and an Interim Value adjustment if the withdrawal is made before the end of an Index Account Option Term.
•Certain Index Account Options and Indexes may not be available through your financial professional. You may obtain information about the Index Account Options and Indexes that are available to you by contacting your financial professional.

Appendix I: Financial Intermediary Variations

Are There any Restrictions on Contract Benefits?
Yes.

+Income GMWB and +Income GMWB with Joint Option.
•Under the +Income GMWB or +Income GMWB with Joint Option, withdrawals that exceed the Guaranteed Withdrawal amount ("Excess Withdrawals") may reduce the value of the benefit by more than the dollar amount of the withdrawal.
•We reserve the right to place restrictions on which Contract Options you may select when you have elected the +Income GMWB or +Income GMWB with Joint Option. This includes restrictions to Index Account Option Crediting Methods, Protection Options, Indexes, and Term lengths. If any such restrictions are in place, they will be listed in Appendix A: Investment Options Available Under the Contract.
•Any withdrawals taken from the Index Account Options under the +Income GMWB or +Income GMWB with Joint Option add-on benefits will be based on Interim Value(s), which may result in loss.
•Compliant withdrawals under the +Income GMWB or +Income GMWB with Joint Option add-on benefits will not be subject to Withdrawal Charges, however Excess Withdrawals may be subject to Withdrawal Charges.
•All withdrawals may be subject to taxes. All withdrawals taken before the age of 59½ may be subject to tax penalties.
•+Income GMWB and +Income GMWB with Joint Option may not be available through all broker-dealers and may vary by state or date of purchase.
•We may modify or discontinue any add-on benefit at any time.

Intra-Term Performance Lock.
•Intra-Term Performance Locks will be based upon Interim Value calculated at the end of the Business Day after we receive your request. This means you will not be able to determine in advance your "locked in" Index Account Option Value, and it may be higher or lower than it was on the Business Day we received your Intra-Term Performance Lock request.
•An Intra-Term Performance Lock ends the Index Account Option Term for the Index Account Option out of which it is transferred, effectively terminating that Index Account Option. Once an Intra-Term Performance Lock has been processed, it is irrevocable.
Financial Intermediary Variations.
•The availability of Contract benefits may vary depending on the broker-dealer or financial intermediary through which the Contract is sold. You should discuss with your financial professional any limitations or restrictions on Contract benefits that apply through their broker-dealer.

Benefits Available Under the Contracts

Access to Your Money - +Income GMWB and +Income GMWB with Joint Option

Transfers and Reallocations - Intra-Term Performance Lock

Appendix A: Investment Options Available Under the Contract

Appendix I: Financial Intermediary Variations

	TAXES	Location in Prospectus
What Are the Contract's Tax Implications?
•Consult with a tax professional to determine the tax implications of an investment in and purchase payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax benefit.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 ½.
Taxes

	CONFLICTS OF INTEREST	Location in Prospectus
How Are Investment Professionals Compensated?
Your financial professional may receive compensation for selling this Contract to you in the form of commissions, revenue sharing, and other compensation programs. Accordingly, investment professionals may have a financial incentive to offer or recommend this Contract over another investment.
Distribution of Contracts
Should I Exchange My Contract?
Some financial professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your Contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable to purchase the new contract rather than continue to own your existing Contract.
Non-Qualified Contracts - 1035 Exchanges

Charges for Early Withdrawals [Text Block]
Yes. If you withdraw money from your Contract during the first 6 years of the Contract, you will be assessed a withdrawal charge. The maximum withdrawal charge is 8.0% of the Remaining Premium withdrawn during the two years after the Contract is issued. For example, if you make an early withdrawal within the first two Contract Years, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there is a negative Interim Value adjustment, taxes, or tax penalties.
In addition, if all or a portion of Contract Value is removed from an Index Account Option before the end of the Index Account Option Term, or you exercise an Intra-Term Performance Lock, we will apply an Interim Value adjustment, which may be negative. The Interim Value adjustment applies upon partial or total withdrawals from the Contract (including withdrawals of the Guaranteed Annual Withdrawal Amount under the +Income GMWB or +Income GMWB with Joint Option), automatic withdrawals, RMDs, deductions of the GMWB Charge, amounts applied to an income option upon annuitization, and payment of the Contract Value element of the Death Benefit. You could lose up to 100% of your investment due to this Interim Value adjustment. For example, if you allocate $100,000 to a 3-year Index Account Option and later withdraw the entire amount before the 3 years have ended, you could lose up to $100,000 of your investment.
Surrender Charge Phaseout Period, Years | year	6
Surrender Charge (of Amount Surrendered) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Key Information, Contract Adjustments if Amounts are Removed [Text Block]	In addition, if all or a portion of Contract Value is removed from an Index Account Option before the end of the Index Account Option Term, or you exercise an Intra-Term Performance Lock, we will apply an Interim Value adjustment, which may be negative. The Interim Value adjustment applies upon partial or total withdrawals from the Contract (including withdrawals of the Guaranteed Annual Withdrawal Amount under the +Income GMWB or +Income GMWB with Joint Option), automatic withdrawals, RMDs, deductions of the GMWB Charge, amounts applied to an income option upon annuitization, and payment of the Contract Value element of the Death Benefit.
Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]	100.00%
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]	For example, if you allocate $100,000 to a 3-year Index Account Option and later withdraw the entire amount before the 3 years have ended, you could lose up to $100,000 of your investment.
Key Information, Example of Maximum Loss on One Hundred Thousand Dollars Resulting from Negative Adjustment	$ 100,000
Transaction Charges [Text Block]	Yes. In addition to Withdrawal Charges and any negative Interim Value adjustment, you also may be charged for other transactions, such as when you request expedited delivery or wire transfer of funds.
Key Information, Transactions Subject to Contract Adjustment [Text Block]	Yes. In addition to Withdrawal Charges and any negative Interim Value adjustment, you also may be charged for other transactions, such as when you request expedited delivery or wire transfer of funds.
Ongoing Fees and Expenses [Table Text Block]

	FEES, EXPENSES, AND ADJUSTMENTS			Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you withdraw money from your Contract during the first 6 years of the Contract, you will be assessed a withdrawal charge. The maximum withdrawal charge is 8.0% of the Remaining Premium withdrawn during the two years after the Contract is issued. For example, if you make an early withdrawal within the first two Contract Years, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there is a negative Interim Value adjustment, taxes, or tax penalties.

In addition, if all or a portion of Contract Value is removed from an Index Account Option before the end of the Index Account Option Term, or you exercise an Intra-Term Performance Lock, we will apply an Interim Value adjustment, which may be negative. The Interim Value adjustment applies upon partial or total withdrawals from the Contract (including withdrawals of the Guaranteed Annual Withdrawal Amount under the +Income GMWB or +Income GMWB with Joint Option), automatic withdrawals, RMDs, deductions of the GMWB Charge, amounts applied to an income option upon annuitization, and payment of the Contract Value element of the Death Benefit. You could lose up to 100% of your investment due to this Interim Value adjustment. For example, if you allocate $100,000 to a 3-year Index Account Option and later withdraw the entire amount before the 3 years have ended, you could lose up to $100,000 of your investment.
Charges and Adjustments
Are There Transaction Charges?	Yes. In addition to Withdrawal Charges and any negative Interim Value adjustment, you also may be charged for other transactions, such as when you request expedited delivery or wire transfer of funds.			Charges and Adjustments- Transaction Expenses
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your Contract Data Pages for information about the specific fees you will pay each year based on the options you have elected.
There is an implicit ongoing fee on Index Account Options to the extent that your participation in Index gains is limited by Jackson through the use of a Cap, Performance Trigger Rate, or Performance Boost Cap Rate. This means that your returns may be lower than your elected Index's returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses. This implicit ongoing fee is not reflected in the tables below.
Contract Options - Index Account Additional Information About the Index Account Options - Crediting Methods
	ANNUAL FEE	MINIMUM	MAXIMUM
	1. Base Contract	0%	0%
	2. Optional benefits available for an additional charge[1]	See current Rate Sheet Prospectus Supplement	See current Rate Sheet Prospectus Supplement	GMWB Charge Rate Sheet Prospectus Supplement

1. This prospectus utilizes Rate Sheet Prospectus Supplements to describe the current minimum and maximum charges you would pay for a single optional benefit, if elected. To obtain a copy of the most recent Rate Sheet Prospectus Supplement(s), please visit www.jackson.com/product-literature-11.html.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender (withdrawal) charges and negative Contract Adjustments that substantially increase costs.

	LOWEST ANNUAL COST: See Current Rate Sheet Prospectus Supplement	HIGHEST ANNUAL COST: See Current Rate Sheet Prospectus Supplement	Rate Sheet Prospectus Supplement
	Assumes: •Investment of $100,000 •5% annual appreciation •No add-on benefits •No sales charges •No transfers or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive add-on benefits •No sales charges •No transfers or withdrawals •0% Interim Value adjustment
	RISKS		Location in Prospectus
Is There a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in this Contract. You could experience up to a 90% loss due to poor Index performance after taking into account the current limits on Index loss provided under the Contract. Protection Option rates could change in the future. Available Floor and Buffer Protection Options will always be at least 5%.
Principal Risks
Is this a Short-Term Investment?
No. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in significant reductions to Contract Value, the Death Benefit, and Contract benefits (possibly by more than the amount withdrawn).

Withdrawal Charges apply for up to 6 years after your Contract has been issued. They will reduce the value of your Contract if you withdraw money during that time. Amounts withdrawn from your Contract may also be subject to taxes and tax penalties. Amounts removed from an Index Account Option before the end of the Index Account Option Term may also result in a negative Interim Value adjustment and loss of positive Index performance. The benefits of tax deferral and living benefit protections also mean the Contract is more beneficial to investors with a long time horizon.

Because Index Account Options are designed to mature at the end of the Index Account Option Term, we need to know by the end of the Index Account Option Term whether you intend to reallocate to a different Contract Option. If you do not provide timely allocation instructions by close of business on the Index Account Option Term Anniversary of an expiring Index Account Option Term as to how you would like your Index Account Option Value allocated for your next Index Account Option Term, we will generally (i) renew the Index Account Option into the same Index Account Option Term, if available; or (ii) if the same Crediting Method, Protection Option, or Index you elected is not available, we will reallocate the Index Account Option Value(s) to the Fixed Account.
Principal Risks Contract Charges Transfers and Reallocations

What Are the Risks Associated with the Investment Options?
An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Contract Options you choose. Each Contract Option (Index Account Options and Fixed Account Options) has its own unique risks. Withdrawals from an Index Account Option prior to the end of the Index Account Option Term are subject to an Interim Value adjustment. You should review the available Contract Options before making an investment decision.

The Cap Rate, Performance Trigger Rate, and Performance Boost Cap Rate, as applicable, will limit positive Index returns (e.g., limited upside). This may result in you earning less than the Index return. For example, assume the Index return is 15% at the end of the Index Account Option Term:

◦Under a Cap Crediting Method with a 10% Cap Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term;
◦Under a Performance Trigger Crediting Method with a 10% Performance Trigger Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term; and
◦Under a Performance Boost Crediting Method with a 10% Performance Boost Cap Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term.

The Floor or Buffer, as applicable, will limit negative Index returns (e.g., limited protection in the case of market decline). For example, assume an Index return of -25% at the end of the Index Account Option Term:

◦If the Buffer is -10%, we will credit a -15% Index Adjustment at the end of the Index Account Option Term; and
◦If the Floor is -10%, we will credit a -10% Index Adjustment at the end of the Index Account Option Term.

The Indexes available for election are price return indexes and not total return indexes, and therefore do not reflect dividends paid on the securities composing the Index. This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Principal Risks
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to Jackson. Any obligations (including under any Fixed Account Options and Index Account Options), guarantees, and benefits of the Contract are subject to the claims-paying ability of Jackson. More information about Jackson is available upon request by visiting our website at www.jackson.com or by calling 1-800-644-4565.
Principal Risks

	RESTRICTIONS	Location in Prospectus
Are There Restrictions on the Investment Options?
Yes.

Premium Payments.
•No Premium payments will be accepted after the Contract has been issued.
•The minimum Premium payment must be at least $25,000.
•The maximum Premium payment you may make without our prior approval is $1 million.

Transfers and Reallocations.
•Transfers and reallocations from the Index Account Options are only permitted on Index Account Option Term Anniversaries (which will fall on a Contract Anniversary), unless you exercise an Intra-Term Performance Lock.
•Transfers from the Fixed Account are only permitted on Contract Anniversaries.
Principal Risks Transfers and Reallocations Additional Information About the Index Account Options Access to Your Money - +Income GMWB and +Income GMWB with Joint Option Rate Sheet Prospectus Supplement

Are There Restrictions on the Investment Options? (continued from previous page)
•If you do not want to remain invested in the Fixed Account Option until the next Contract Anniversary, or in an Index Account Option until the end of the Index Account Option Term, your only options will be to take a total or partial withdrawal from the Fixed Account Option or Index Account Option, or exercise an Intra-Term Performance Lock from the Index Account Option. Intra-Term Performance Locks and withdrawals out of Index Account Options prior to the end of the Index Account Option Term will be based on the Interim Values of the Index Account Options, and all withdrawals may be subject to Withdrawal Charges, taxes, and tax penalties.

Investment Restrictions.
•Jackson reserves the right to place restrictions on which Contract Options you may select when you have elected the +Income GMWB or +Income GMWB with Joint Option. This includes restrictions to Index Account Option Crediting Methods, Protection Options, Indexes, and Term lengths. If any such restrictions are in place, they will be listed in Appendix A: Investment Options Available Under the Contract.
•The availability of investment options may vary depending on the broker-dealer or financial intermediary through which the Contract is sold. You should discuss with your financial professional any limitations or restrictions on investment options that apply through their broker-dealer.

Our Rights to Change Index Account Options and Indexes Offered Under the Contract.
•We reserve the right to delete or add Index Account Options, Indexes, Crediting Methods, Protection Options, and Index Account Option Terms in the future. There will always be more than one Index Account Option available, and those options will always be identical or similar to one of the options disclosed in this prospectus.
•We may replace an Index if it is discontinued or the Index is no longer available to us or if the Index's calculation changes substantially. Additionally, we may replace an Index if hedging instruments become difficult to acquire or the cost of hedging related to such Index becomes excessive. We may do so at the end of an Index Account Option Term or during an Index Account Option Term.
•We may change the Crediting Method Rates and Protection Option rates of the Index Account Options available under the Contract, subject to the stated guaranteed minimum or maximum rates. Crediting Method and Protection Option rates will not change during an Index Account Option Term.
•The current limits on Index losses for new Index Account Option Terms are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy of the most recent Rate Sheet Prospectus Supplement(s), please visit www.jackson.com/product-literature-11.html.
•There is no guarantee that a particular Index Account Option will be available during the entire time that you own your Contract. We guarantee that at least two Index Account Options will always be available, and that those options will be identical or similar to those outlined in this prospectus.
•If in the future you are not satisfied with the available Index Account Options, you may choose to withdraw your Index Account Option Value or take a total withdrawal from the Contract, but you may be subject to Withdrawal Charges, taxes, and tax penalties, and an Interim Value adjustment if the withdrawal is made before the end of an Index Account Option Term.
•Certain Index Account Options and Indexes may not be available through your financial professional. You may obtain information about the Index Account Options and Indexes that are available to you by contacting your financial professional.

Appendix I: Financial Intermediary Variations

Are There any Restrictions on Contract Benefits?
Yes.

+Income GMWB and +Income GMWB with Joint Option.
•Under the +Income GMWB or +Income GMWB with Joint Option, withdrawals that exceed the Guaranteed Withdrawal amount ("Excess Withdrawals") may reduce the value of the benefit by more than the dollar amount of the withdrawal.
•We reserve the right to place restrictions on which Contract Options you may select when you have elected the +Income GMWB or +Income GMWB with Joint Option. This includes restrictions to Index Account Option Crediting Methods, Protection Options, Indexes, and Term lengths. If any such restrictions are in place, they will be listed in Appendix A: Investment Options Available Under the Contract.
•Any withdrawals taken from the Index Account Options under the +Income GMWB or +Income GMWB with Joint Option add-on benefits will be based on Interim Value(s), which may result in loss.
•Compliant withdrawals under the +Income GMWB or +Income GMWB with Joint Option add-on benefits will not be subject to Withdrawal Charges, however Excess Withdrawals may be subject to Withdrawal Charges.
•All withdrawals may be subject to taxes. All withdrawals taken before the age of 59½ may be subject to tax penalties.
•+Income GMWB and +Income GMWB with Joint Option may not be available through all broker-dealers and may vary by state or date of purchase.
•We may modify or discontinue any add-on benefit at any time.

Intra-Term Performance Lock.
•Intra-Term Performance Locks will be based upon Interim Value calculated at the end of the Business Day after we receive your request. This means you will not be able to determine in advance your "locked in" Index Account Option Value, and it may be higher or lower than it was on the Business Day we received your Intra-Term Performance Lock request.
•An Intra-Term Performance Lock ends the Index Account Option Term for the Index Account Option out of which it is transferred, effectively terminating that Index Account Option. Once an Intra-Term Performance Lock has been processed, it is irrevocable.
Financial Intermediary Variations.
•The availability of Contract benefits may vary depending on the broker-dealer or financial intermediary through which the Contract is sold. You should discuss with your financial professional any limitations or restrictions on Contract benefits that apply through their broker-dealer.

Benefits Available Under the Contracts

Access to Your Money - +Income GMWB and +Income GMWB with Joint Option

Transfers and Reallocations - Intra-Term Performance Lock

Appendix A: Investment Options Available Under the Contract

Appendix I: Financial Intermediary Variations

	TAXES	Location in Prospectus
What Are the Contract's Tax Implications?
•Consult with a tax professional to determine the tax implications of an investment in and purchase payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax benefit.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 ½.
Taxes

	CONFLICTS OF INTEREST	Location in Prospectus
How Are Investment Professionals Compensated?
Your financial professional may receive compensation for selling this Contract to you in the form of commissions, revenue sharing, and other compensation programs. Accordingly, investment professionals may have a financial incentive to offer or recommend this Contract over another investment.
Distribution of Contracts
Should I Exchange My Contract?
Some financial professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your Contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable to purchase the new contract rather than continue to own your existing Contract.
Non-Qualified Contracts - 1035 Exchanges

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.00%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.00%
Optional Benefits Footnotes [Text Block]
1. This prospectus utilizes Rate Sheet Prospectus Supplements to describe the current minimum and maximum charges you would pay for a single optional benefit, if elected. To obtain a copy of the most recent Rate Sheet Prospectus Supplement(s), please visit www.jackson.com/product-literature-11.html.

Index-Linked Option, Implicit Ongoing Fees [Text Block]	There is an implicit ongoing fee on Index Account Options to the extent that your participation in Index gains is limited by Jackson through the use of a Cap, Performance Trigger Rate, or Performance Boost Cap Rate.
Index-Linked Option, Implicit Ongoing Fees Return may be Lower than the Index Return [Text Block]	This means that your returns may be lower than your elected Index's returns.
Index-Linked Option, Implicit Ongoing Fees Provide Some Protection from Index Losses [Text Block]	In return for accepting this limit on Index gains, you will receive some protection from Index losses. This implicit ongoing fee is not reflected in the tables below.
Lowest and Highest Annual Cost [Table Text Block]

	FEES, EXPENSES, AND ADJUSTMENTS			Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you withdraw money from your Contract during the first 6 years of the Contract, you will be assessed a withdrawal charge. The maximum withdrawal charge is 8.0% of the Remaining Premium withdrawn during the two years after the Contract is issued. For example, if you make an early withdrawal within the first two Contract Years, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there is a negative Interim Value adjustment, taxes, or tax penalties.

In addition, if all or a portion of Contract Value is removed from an Index Account Option before the end of the Index Account Option Term, or you exercise an Intra-Term Performance Lock, we will apply an Interim Value adjustment, which may be negative. The Interim Value adjustment applies upon partial or total withdrawals from the Contract (including withdrawals of the Guaranteed Annual Withdrawal Amount under the +Income GMWB or +Income GMWB with Joint Option), automatic withdrawals, RMDs, deductions of the GMWB Charge, amounts applied to an income option upon annuitization, and payment of the Contract Value element of the Death Benefit. You could lose up to 100% of your investment due to this Interim Value adjustment. For example, if you allocate $100,000 to a 3-year Index Account Option and later withdraw the entire amount before the 3 years have ended, you could lose up to $100,000 of your investment.
Charges and Adjustments
Are There Transaction Charges?	Yes. In addition to Withdrawal Charges and any negative Interim Value adjustment, you also may be charged for other transactions, such as when you request expedited delivery or wire transfer of funds.			Charges and Adjustments- Transaction Expenses
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your Contract Data Pages for information about the specific fees you will pay each year based on the options you have elected.
There is an implicit ongoing fee on Index Account Options to the extent that your participation in Index gains is limited by Jackson through the use of a Cap, Performance Trigger Rate, or Performance Boost Cap Rate. This means that your returns may be lower than your elected Index's returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses. This implicit ongoing fee is not reflected in the tables below.
Contract Options - Index Account Additional Information About the Index Account Options - Crediting Methods
	ANNUAL FEE	MINIMUM	MAXIMUM
	1. Base Contract	0%	0%
	2. Optional benefits available for an additional charge[1]	See current Rate Sheet Prospectus Supplement	See current Rate Sheet Prospectus Supplement	GMWB Charge Rate Sheet Prospectus Supplement

1. This prospectus utilizes Rate Sheet Prospectus Supplements to describe the current minimum and maximum charges you would pay for a single optional benefit, if elected. To obtain a copy of the most recent Rate Sheet Prospectus Supplement(s), please visit www.jackson.com/product-literature-11.html.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender (withdrawal) charges and negative Contract Adjustments that substantially increase costs.

	LOWEST ANNUAL COST: See Current Rate Sheet Prospectus Supplement	HIGHEST ANNUAL COST: See Current Rate Sheet Prospectus Supplement	Rate Sheet Prospectus Supplement
	Assumes: •Investment of $100,000 •5% annual appreciation •No add-on benefits •No sales charges •No transfers or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive add-on benefits •No sales charges •No transfers or withdrawals •0% Interim Value adjustment
	RISKS		Location in Prospectus
Is There a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in this Contract. You could experience up to a 90% loss due to poor Index performance after taking into account the current limits on Index loss provided under the Contract. Protection Option rates could change in the future. Available Floor and Buffer Protection Options will always be at least 5%.
Principal Risks
Is this a Short-Term Investment?
No. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in significant reductions to Contract Value, the Death Benefit, and Contract benefits (possibly by more than the amount withdrawn).

Withdrawal Charges apply for up to 6 years after your Contract has been issued. They will reduce the value of your Contract if you withdraw money during that time. Amounts withdrawn from your Contract may also be subject to taxes and tax penalties. Amounts removed from an Index Account Option before the end of the Index Account Option Term may also result in a negative Interim Value adjustment and loss of positive Index performance. The benefits of tax deferral and living benefit protections also mean the Contract is more beneficial to investors with a long time horizon.

Because Index Account Options are designed to mature at the end of the Index Account Option Term, we need to know by the end of the Index Account Option Term whether you intend to reallocate to a different Contract Option. If you do not provide timely allocation instructions by close of business on the Index Account Option Term Anniversary of an expiring Index Account Option Term as to how you would like your Index Account Option Value allocated for your next Index Account Option Term, we will generally (i) renew the Index Account Option into the same Index Account Option Term, if available; or (ii) if the same Crediting Method, Protection Option, or Index you elected is not available, we will reallocate the Index Account Option Value(s) to the Fixed Account.
Principal Risks Contract Charges Transfers and Reallocations

What Are the Risks Associated with the Investment Options?
An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Contract Options you choose. Each Contract Option (Index Account Options and Fixed Account Options) has its own unique risks. Withdrawals from an Index Account Option prior to the end of the Index Account Option Term are subject to an Interim Value adjustment. You should review the available Contract Options before making an investment decision.

The Cap Rate, Performance Trigger Rate, and Performance Boost Cap Rate, as applicable, will limit positive Index returns (e.g., limited upside). This may result in you earning less than the Index return. For example, assume the Index return is 15% at the end of the Index Account Option Term:

◦Under a Cap Crediting Method with a 10% Cap Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term;
◦Under a Performance Trigger Crediting Method with a 10% Performance Trigger Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term; and
◦Under a Performance Boost Crediting Method with a 10% Performance Boost Cap Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term.

The Floor or Buffer, as applicable, will limit negative Index returns (e.g., limited protection in the case of market decline). For example, assume an Index return of -25% at the end of the Index Account Option Term:

◦If the Buffer is -10%, we will credit a -15% Index Adjustment at the end of the Index Account Option Term; and
◦If the Floor is -10%, we will credit a -10% Index Adjustment at the end of the Index Account Option Term.

The Indexes available for election are price return indexes and not total return indexes, and therefore do not reflect dividends paid on the securities composing the Index. This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Principal Risks
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to Jackson. Any obligations (including under any Fixed Account Options and Index Account Options), guarantees, and benefits of the Contract are subject to the claims-paying ability of Jackson. More information about Jackson is available upon request by visiting our website at www.jackson.com or by calling 1-800-644-4565.
Principal Risks

	RESTRICTIONS	Location in Prospectus
Are There Restrictions on the Investment Options?
Yes.

Premium Payments.
•No Premium payments will be accepted after the Contract has been issued.
•The minimum Premium payment must be at least $25,000.
•The maximum Premium payment you may make without our prior approval is $1 million.

Transfers and Reallocations.
•Transfers and reallocations from the Index Account Options are only permitted on Index Account Option Term Anniversaries (which will fall on a Contract Anniversary), unless you exercise an Intra-Term Performance Lock.
•Transfers from the Fixed Account are only permitted on Contract Anniversaries.
Principal Risks Transfers and Reallocations Additional Information About the Index Account Options Access to Your Money - +Income GMWB and +Income GMWB with Joint Option Rate Sheet Prospectus Supplement

Are There Restrictions on the Investment Options? (continued from previous page)
•If you do not want to remain invested in the Fixed Account Option until the next Contract Anniversary, or in an Index Account Option until the end of the Index Account Option Term, your only options will be to take a total or partial withdrawal from the Fixed Account Option or Index Account Option, or exercise an Intra-Term Performance Lock from the Index Account Option. Intra-Term Performance Locks and withdrawals out of Index Account Options prior to the end of the Index Account Option Term will be based on the Interim Values of the Index Account Options, and all withdrawals may be subject to Withdrawal Charges, taxes, and tax penalties.

Investment Restrictions.
•Jackson reserves the right to place restrictions on which Contract Options you may select when you have elected the +Income GMWB or +Income GMWB with Joint Option. This includes restrictions to Index Account Option Crediting Methods, Protection Options, Indexes, and Term lengths. If any such restrictions are in place, they will be listed in Appendix A: Investment Options Available Under the Contract.
•The availability of investment options may vary depending on the broker-dealer or financial intermediary through which the Contract is sold. You should discuss with your financial professional any limitations or restrictions on investment options that apply through their broker-dealer.

Our Rights to Change Index Account Options and Indexes Offered Under the Contract.
•We reserve the right to delete or add Index Account Options, Indexes, Crediting Methods, Protection Options, and Index Account Option Terms in the future. There will always be more than one Index Account Option available, and those options will always be identical or similar to one of the options disclosed in this prospectus.
•We may replace an Index if it is discontinued or the Index is no longer available to us or if the Index's calculation changes substantially. Additionally, we may replace an Index if hedging instruments become difficult to acquire or the cost of hedging related to such Index becomes excessive. We may do so at the end of an Index Account Option Term or during an Index Account Option Term.
•We may change the Crediting Method Rates and Protection Option rates of the Index Account Options available under the Contract, subject to the stated guaranteed minimum or maximum rates. Crediting Method and Protection Option rates will not change during an Index Account Option Term.
•The current limits on Index losses for new Index Account Option Terms are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy of the most recent Rate Sheet Prospectus Supplement(s), please visit www.jackson.com/product-literature-11.html.
•There is no guarantee that a particular Index Account Option will be available during the entire time that you own your Contract. We guarantee that at least two Index Account Options will always be available, and that those options will be identical or similar to those outlined in this prospectus.
•If in the future you are not satisfied with the available Index Account Options, you may choose to withdraw your Index Account Option Value or take a total withdrawal from the Contract, but you may be subject to Withdrawal Charges, taxes, and tax penalties, and an Interim Value adjustment if the withdrawal is made before the end of an Index Account Option Term.
•Certain Index Account Options and Indexes may not be available through your financial professional. You may obtain information about the Index Account Options and Indexes that are available to you by contacting your financial professional.

Appendix I: Financial Intermediary Variations

Are There any Restrictions on Contract Benefits?
Yes.

+Income GMWB and +Income GMWB with Joint Option.
•Under the +Income GMWB or +Income GMWB with Joint Option, withdrawals that exceed the Guaranteed Withdrawal amount ("Excess Withdrawals") may reduce the value of the benefit by more than the dollar amount of the withdrawal.
•We reserve the right to place restrictions on which Contract Options you may select when you have elected the +Income GMWB or +Income GMWB with Joint Option. This includes restrictions to Index Account Option Crediting Methods, Protection Options, Indexes, and Term lengths. If any such restrictions are in place, they will be listed in Appendix A: Investment Options Available Under the Contract.
•Any withdrawals taken from the Index Account Options under the +Income GMWB or +Income GMWB with Joint Option add-on benefits will be based on Interim Value(s), which may result in loss.
•Compliant withdrawals under the +Income GMWB or +Income GMWB with Joint Option add-on benefits will not be subject to Withdrawal Charges, however Excess Withdrawals may be subject to Withdrawal Charges.
•All withdrawals may be subject to taxes. All withdrawals taken before the age of 59½ may be subject to tax penalties.
•+Income GMWB and +Income GMWB with Joint Option may not be available through all broker-dealers and may vary by state or date of purchase.
•We may modify or discontinue any add-on benefit at any time.

Intra-Term Performance Lock.
•Intra-Term Performance Locks will be based upon Interim Value calculated at the end of the Business Day after we receive your request. This means you will not be able to determine in advance your "locked in" Index Account Option Value, and it may be higher or lower than it was on the Business Day we received your Intra-Term Performance Lock request.
•An Intra-Term Performance Lock ends the Index Account Option Term for the Index Account Option out of which it is transferred, effectively terminating that Index Account Option. Once an Intra-Term Performance Lock has been processed, it is irrevocable.
Financial Intermediary Variations.
•The availability of Contract benefits may vary depending on the broker-dealer or financial intermediary through which the Contract is sold. You should discuss with your financial professional any limitations or restrictions on Contract benefits that apply through their broker-dealer.

Benefits Available Under the Contracts

Access to Your Money - +Income GMWB and +Income GMWB with Joint Option

Transfers and Reallocations - Intra-Term Performance Lock

Appendix A: Investment Options Available Under the Contract

Appendix I: Financial Intermediary Variations

	TAXES	Location in Prospectus
What Are the Contract's Tax Implications?
•Consult with a tax professional to determine the tax implications of an investment in and purchase payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax benefit.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 ½.
Taxes

	CONFLICTS OF INTEREST	Location in Prospectus
How Are Investment Professionals Compensated?
Your financial professional may receive compensation for selling this Contract to you in the form of commissions, revenue sharing, and other compensation programs. Accordingly, investment professionals may have a financial incentive to offer or recommend this Contract over another investment.
Distribution of Contracts
Should I Exchange My Contract?
Some financial professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your Contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable to purchase the new contract rather than continue to own your existing Contract.
Non-Qualified Contracts - 1035 Exchanges

Lowest Annual Cost Footnotes [Text Block]	Assumes: •Investment of $100,000 •5% annual appreciation •No add-on benefits •No sales charges •No transfers or withdrawals
Highest Annual Cost Footnotes [Text Block]	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive add-on benefits •No sales charges •No transfers or withdrawals •0% Interim Value adjustment
Risks [Table Text Block]

	FEES, EXPENSES, AND ADJUSTMENTS			Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you withdraw money from your Contract during the first 6 years of the Contract, you will be assessed a withdrawal charge. The maximum withdrawal charge is 8.0% of the Remaining Premium withdrawn during the two years after the Contract is issued. For example, if you make an early withdrawal within the first two Contract Years, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there is a negative Interim Value adjustment, taxes, or tax penalties.

In addition, if all or a portion of Contract Value is removed from an Index Account Option before the end of the Index Account Option Term, or you exercise an Intra-Term Performance Lock, we will apply an Interim Value adjustment, which may be negative. The Interim Value adjustment applies upon partial or total withdrawals from the Contract (including withdrawals of the Guaranteed Annual Withdrawal Amount under the +Income GMWB or +Income GMWB with Joint Option), automatic withdrawals, RMDs, deductions of the GMWB Charge, amounts applied to an income option upon annuitization, and payment of the Contract Value element of the Death Benefit. You could lose up to 100% of your investment due to this Interim Value adjustment. For example, if you allocate $100,000 to a 3-year Index Account Option and later withdraw the entire amount before the 3 years have ended, you could lose up to $100,000 of your investment.
Charges and Adjustments
Are There Transaction Charges?	Yes. In addition to Withdrawal Charges and any negative Interim Value adjustment, you also may be charged for other transactions, such as when you request expedited delivery or wire transfer of funds.			Charges and Adjustments- Transaction Expenses
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your Contract Data Pages for information about the specific fees you will pay each year based on the options you have elected.
There is an implicit ongoing fee on Index Account Options to the extent that your participation in Index gains is limited by Jackson through the use of a Cap, Performance Trigger Rate, or Performance Boost Cap Rate. This means that your returns may be lower than your elected Index's returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses. This implicit ongoing fee is not reflected in the tables below.
Contract Options - Index Account Additional Information About the Index Account Options - Crediting Methods
	ANNUAL FEE	MINIMUM	MAXIMUM
	1. Base Contract	0%	0%
	2. Optional benefits available for an additional charge[1]	See current Rate Sheet Prospectus Supplement	See current Rate Sheet Prospectus Supplement	GMWB Charge Rate Sheet Prospectus Supplement

1. This prospectus utilizes Rate Sheet Prospectus Supplements to describe the current minimum and maximum charges you would pay for a single optional benefit, if elected. To obtain a copy of the most recent Rate Sheet Prospectus Supplement(s), please visit www.jackson.com/product-literature-11.html.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender (withdrawal) charges and negative Contract Adjustments that substantially increase costs.

	LOWEST ANNUAL COST: See Current Rate Sheet Prospectus Supplement	HIGHEST ANNUAL COST: See Current Rate Sheet Prospectus Supplement	Rate Sheet Prospectus Supplement
	Assumes: •Investment of $100,000 •5% annual appreciation •No add-on benefits •No sales charges •No transfers or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive add-on benefits •No sales charges •No transfers or withdrawals •0% Interim Value adjustment
	RISKS		Location in Prospectus
Is There a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in this Contract. You could experience up to a 90% loss due to poor Index performance after taking into account the current limits on Index loss provided under the Contract. Protection Option rates could change in the future. Available Floor and Buffer Protection Options will always be at least 5%.
Principal Risks
Is this a Short-Term Investment?
No. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in significant reductions to Contract Value, the Death Benefit, and Contract benefits (possibly by more than the amount withdrawn).

Withdrawal Charges apply for up to 6 years after your Contract has been issued. They will reduce the value of your Contract if you withdraw money during that time. Amounts withdrawn from your Contract may also be subject to taxes and tax penalties. Amounts removed from an Index Account Option before the end of the Index Account Option Term may also result in a negative Interim Value adjustment and loss of positive Index performance. The benefits of tax deferral and living benefit protections also mean the Contract is more beneficial to investors with a long time horizon.

Because Index Account Options are designed to mature at the end of the Index Account Option Term, we need to know by the end of the Index Account Option Term whether you intend to reallocate to a different Contract Option. If you do not provide timely allocation instructions by close of business on the Index Account Option Term Anniversary of an expiring Index Account Option Term as to how you would like your Index Account Option Value allocated for your next Index Account Option Term, we will generally (i) renew the Index Account Option into the same Index Account Option Term, if available; or (ii) if the same Crediting Method, Protection Option, or Index you elected is not available, we will reallocate the Index Account Option Value(s) to the Fixed Account.
Principal Risks Contract Charges Transfers and Reallocations

What Are the Risks Associated with the Investment Options?
An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Contract Options you choose. Each Contract Option (Index Account Options and Fixed Account Options) has its own unique risks. Withdrawals from an Index Account Option prior to the end of the Index Account Option Term are subject to an Interim Value adjustment. You should review the available Contract Options before making an investment decision.

The Cap Rate, Performance Trigger Rate, and Performance Boost Cap Rate, as applicable, will limit positive Index returns (e.g., limited upside). This may result in you earning less than the Index return. For example, assume the Index return is 15% at the end of the Index Account Option Term:

◦Under a Cap Crediting Method with a 10% Cap Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term;
◦Under a Performance Trigger Crediting Method with a 10% Performance Trigger Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term; and
◦Under a Performance Boost Crediting Method with a 10% Performance Boost Cap Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term.

The Floor or Buffer, as applicable, will limit negative Index returns (e.g., limited protection in the case of market decline). For example, assume an Index return of -25% at the end of the Index Account Option Term:

◦If the Buffer is -10%, we will credit a -15% Index Adjustment at the end of the Index Account Option Term; and
◦If the Floor is -10%, we will credit a -10% Index Adjustment at the end of the Index Account Option Term.

The Indexes available for election are price return indexes and not total return indexes, and therefore do not reflect dividends paid on the securities composing the Index. This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Principal Risks
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to Jackson. Any obligations (including under any Fixed Account Options and Index Account Options), guarantees, and benefits of the Contract are subject to the claims-paying ability of Jackson. More information about Jackson is available upon request by visiting our website at www.jackson.com or by calling 1-800-644-4565.
Principal Risks

	RESTRICTIONS	Location in Prospectus
Are There Restrictions on the Investment Options?
Yes.

Premium Payments.
•No Premium payments will be accepted after the Contract has been issued.
•The minimum Premium payment must be at least $25,000.
•The maximum Premium payment you may make without our prior approval is $1 million.

Transfers and Reallocations.
•Transfers and reallocations from the Index Account Options are only permitted on Index Account Option Term Anniversaries (which will fall on a Contract Anniversary), unless you exercise an Intra-Term Performance Lock.
•Transfers from the Fixed Account are only permitted on Contract Anniversaries.
Principal Risks Transfers and Reallocations Additional Information About the Index Account Options Access to Your Money - +Income GMWB and +Income GMWB with Joint Option Rate Sheet Prospectus Supplement

Are There Restrictions on the Investment Options? (continued from previous page)
•If you do not want to remain invested in the Fixed Account Option until the next Contract Anniversary, or in an Index Account Option until the end of the Index Account Option Term, your only options will be to take a total or partial withdrawal from the Fixed Account Option or Index Account Option, or exercise an Intra-Term Performance Lock from the Index Account Option. Intra-Term Performance Locks and withdrawals out of Index Account Options prior to the end of the Index Account Option Term will be based on the Interim Values of the Index Account Options, and all withdrawals may be subject to Withdrawal Charges, taxes, and tax penalties.

Investment Restrictions.
•Jackson reserves the right to place restrictions on which Contract Options you may select when you have elected the +Income GMWB or +Income GMWB with Joint Option. This includes restrictions to Index Account Option Crediting Methods, Protection Options, Indexes, and Term lengths. If any such restrictions are in place, they will be listed in Appendix A: Investment Options Available Under the Contract.
•The availability of investment options may vary depending on the broker-dealer or financial intermediary through which the Contract is sold. You should discuss with your financial professional any limitations or restrictions on investment options that apply through their broker-dealer.

Our Rights to Change Index Account Options and Indexes Offered Under the Contract.
•We reserve the right to delete or add Index Account Options, Indexes, Crediting Methods, Protection Options, and Index Account Option Terms in the future. There will always be more than one Index Account Option available, and those options will always be identical or similar to one of the options disclosed in this prospectus.
•We may replace an Index if it is discontinued or the Index is no longer available to us or if the Index's calculation changes substantially. Additionally, we may replace an Index if hedging instruments become difficult to acquire or the cost of hedging related to such Index becomes excessive. We may do so at the end of an Index Account Option Term or during an Index Account Option Term.
•We may change the Crediting Method Rates and Protection Option rates of the Index Account Options available under the Contract, subject to the stated guaranteed minimum or maximum rates. Crediting Method and Protection Option rates will not change during an Index Account Option Term.
•The current limits on Index losses for new Index Account Option Terms are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy of the most recent Rate Sheet Prospectus Supplement(s), please visit www.jackson.com/product-literature-11.html.
•There is no guarantee that a particular Index Account Option will be available during the entire time that you own your Contract. We guarantee that at least two Index Account Options will always be available, and that those options will be identical or similar to those outlined in this prospectus.
•If in the future you are not satisfied with the available Index Account Options, you may choose to withdraw your Index Account Option Value or take a total withdrawal from the Contract, but you may be subject to Withdrawal Charges, taxes, and tax penalties, and an Interim Value adjustment if the withdrawal is made before the end of an Index Account Option Term.
•Certain Index Account Options and Indexes may not be available through your financial professional. You may obtain information about the Index Account Options and Indexes that are available to you by contacting your financial professional.

Appendix I: Financial Intermediary Variations

Are There any Restrictions on Contract Benefits?
Yes.

+Income GMWB and +Income GMWB with Joint Option.
•Under the +Income GMWB or +Income GMWB with Joint Option, withdrawals that exceed the Guaranteed Withdrawal amount ("Excess Withdrawals") may reduce the value of the benefit by more than the dollar amount of the withdrawal.
•We reserve the right to place restrictions on which Contract Options you may select when you have elected the +Income GMWB or +Income GMWB with Joint Option. This includes restrictions to Index Account Option Crediting Methods, Protection Options, Indexes, and Term lengths. If any such restrictions are in place, they will be listed in Appendix A: Investment Options Available Under the Contract.
•Any withdrawals taken from the Index Account Options under the +Income GMWB or +Income GMWB with Joint Option add-on benefits will be based on Interim Value(s), which may result in loss.
•Compliant withdrawals under the +Income GMWB or +Income GMWB with Joint Option add-on benefits will not be subject to Withdrawal Charges, however Excess Withdrawals may be subject to Withdrawal Charges.
•All withdrawals may be subject to taxes. All withdrawals taken before the age of 59½ may be subject to tax penalties.
•+Income GMWB and +Income GMWB with Joint Option may not be available through all broker-dealers and may vary by state or date of purchase.
•We may modify or discontinue any add-on benefit at any time.

Intra-Term Performance Lock.
•Intra-Term Performance Locks will be based upon Interim Value calculated at the end of the Business Day after we receive your request. This means you will not be able to determine in advance your "locked in" Index Account Option Value, and it may be higher or lower than it was on the Business Day we received your Intra-Term Performance Lock request.
•An Intra-Term Performance Lock ends the Index Account Option Term for the Index Account Option out of which it is transferred, effectively terminating that Index Account Option. Once an Intra-Term Performance Lock has been processed, it is irrevocable.
Financial Intermediary Variations.
•The availability of Contract benefits may vary depending on the broker-dealer or financial intermediary through which the Contract is sold. You should discuss with your financial professional any limitations or restrictions on Contract benefits that apply through their broker-dealer.

Benefits Available Under the Contracts

Access to Your Money - +Income GMWB and +Income GMWB with Joint Option

Transfers and Reallocations - Intra-Term Performance Lock

Appendix A: Investment Options Available Under the Contract

Appendix I: Financial Intermediary Variations

	TAXES	Location in Prospectus
What Are the Contract's Tax Implications?
•Consult with a tax professional to determine the tax implications of an investment in and purchase payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax benefit.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 ½.
Taxes

	CONFLICTS OF INTEREST	Location in Prospectus
How Are Investment Professionals Compensated?
Your financial professional may receive compensation for selling this Contract to you in the form of commissions, revenue sharing, and other compensation programs. Accordingly, investment professionals may have a financial incentive to offer or recommend this Contract over another investment.
Distribution of Contracts
Should I Exchange My Contract?
Some financial professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your Contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable to purchase the new contract rather than continue to own your existing Contract.
Non-Qualified Contracts - 1035 Exchanges

Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	90.00%
Index-Linked Option Key Information, Minimum Limit on Index Losses, Risk [Percent]	5.00%
Key Information, Contract Adjustment Risk [Text Block]
Withdrawal Charges apply for up to 6 years after your Contract has been issued. They will reduce the value of your Contract if you withdraw money during that time. Amounts withdrawn from your Contract may also be subject to taxes and tax penalties. Amounts removed from an Index Account Option before the end of the Index Account Option Term may also result in a negative Interim Value adjustment and loss of positive Index performance. The benefits of tax deferral and living benefit protections also mean the Contract is more beneficial to investors with a long time horizon.

Key Information, Reallocation Risk [Text Block]	Because Index Account Options are designed to mature at the end of the Index Account Option Term, we need to know by the end of the Index Account Option Term whether you intend to reallocate to a different Contract Option.
Key Information, Default Reallocation Risk [Text Block]	If you do not provide timely allocation instructions by close of business on the Index Account Option Term Anniversary of an expiring Index Account Option Term as to how you would like your Index Account Option Value allocated for your next Index Account Option Term, we will generally (i) renew the Index Account Option into the same Index Account Option Term, if available; or (ii) if the same Crediting Method, Protection Option, or Index you elected is not available, we will reallocate the Index Account Option Value(s) to the Fixed Account.
Index-Linked Option Key Information, Limits Positive Index Returns, Risk [Text Block]	The Cap Rate, Performance Trigger Rate, and Performance Boost Cap Rate, as applicable, will limit positive Index returns (e.g., limited upside).
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	For example, assume the Index return is 15% at the end of the Index Account Option Term:Under a Cap Crediting Method with a 10% Cap Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term;Under a Performance Trigger Crediting Method with a 10% Performance Trigger Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term; andUnder a Performance Boost Crediting Method with a 10% Performance Boost Cap Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term.
Index-Linked Option Key Information, Limits Investor Earnings, Risk [Text Block]	This may result in you earning less than the Index return.
Index-Linked Option Key Information, Limits the Negative Return Risk [Text Block]	The Floor or Buffer, as applicable, will limit negative Index returns (e.g., limited protection in the case of market decline).
Index-Linked Option Key Information, Example of Limiting the Negative Return Risk [Text Block]	For example, assume an Index return of -25% at the end of the Index Account Option Term:If the Buffer is -10%, we will credit a -15% Index Adjustment at the end of the Index Account Option Term; andIf the Floor is -10%, we will credit a -10% Index Adjustment at the end of the Index Account Option Term.
Index-Linked Option Key Information, Price Return Index, Risk [Text Block]	The Indexes available for election are price return indexes and not total return indexes, and therefore do not reflect dividends paid on the securities composing the Index.
Index-Linked Option Key Information, Price Return Index Underperforms Direct Investments, Risk [Text Block]	This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.
Investment Restrictions [Text Block]
Yes.

Premium Payments.
•No Premium payments will be accepted after the Contract has been issued.
•The minimum Premium payment must be at least $25,000.
•The maximum Premium payment you may make without our prior approval is $1 million.

Transfers and Reallocations.
•Transfers and reallocations from the Index Account Options are only permitted on Index Account Option Term Anniversaries (which will fall on a Contract Anniversary), unless you exercise an Intra-Term Performance Lock.
•Transfers from the Fixed Account are only permitted on Contract Anniversaries.
•If you do not want to remain invested in the Fixed Account Option until the next Contract Anniversary, or in an Index Account Option until the end of the Index Account Option Term, your only options will be to take a total or partial withdrawal from the Fixed Account Option or Index Account Option, or exercise an Intra-Term Performance Lock from the Index Account Option. Intra-Term Performance Locks and withdrawals out of Index Account Options prior to the end of the Index Account Option Term will be based on the Interim Values of the Index Account Options, and all withdrawals may be subject to Withdrawal Charges, taxes, and tax penalties.

Investment Restrictions.
•Jackson reserves the right to place restrictions on which Contract Options you may select when you have elected the +Income GMWB or +Income GMWB with Joint Option. This includes restrictions to Index Account Option Crediting Methods, Protection Options, Indexes, and Term lengths. If any such restrictions are in place, they will be listed in Appendix A: Investment Options Available Under the Contract.
•The availability of investment options may vary depending on the broker-dealer or financial intermediary through which the Contract is sold. You should discuss with your financial professional any limitations or restrictions on investment options that apply through their broker-dealer.

Our Rights to Change Index Account Options and Indexes Offered Under the Contract.
•We reserve the right to delete or add Index Account Options, Indexes, Crediting Methods, Protection Options, and Index Account Option Terms in the future. There will always be more than one Index Account Option available, and those options will always be identical or similar to one of the options disclosed in this prospectus.
•We may replace an Index if it is discontinued or the Index is no longer available to us or if the Index's calculation changes substantially. Additionally, we may replace an Index if hedging instruments become difficult to acquire or the cost of hedging related to such Index becomes excessive. We may do so at the end of an Index Account Option Term or during an Index Account Option Term.
•We may change the Crediting Method Rates and Protection Option rates of the Index Account Options available under the Contract, subject to the stated guaranteed minimum or maximum rates. Crediting Method and Protection Option rates will not change during an Index Account Option Term.
•The current limits on Index losses for new Index Account Option Terms are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy of the most recent Rate Sheet Prospectus Supplement(s), please visit www.jackson.com/product-literature-11.html.
•There is no guarantee that a particular Index Account Option will be available during the entire time that you own your Contract. We guarantee that at least two Index Account Options will always be available, and that those options will be identical or similar to those outlined in this prospectus.
•If in the future you are not satisfied with the available Index Account Options, you may choose to withdraw your Index Account Option Value or take a total withdrawal from the Contract, but you may be subject to Withdrawal Charges, taxes, and tax penalties, and an Interim Value adjustment if the withdrawal is made before the end of an Index Account Option Term.
•Certain Index Account Options and Indexes may not be available through your financial professional. You may obtain information about the Index Account Options and Indexes that are available to you by contacting your financial professional.

Key Information, Benefit Restrictions [Text Block]
Yes.

+Income GMWB and +Income GMWB with Joint Option.
•Under the +Income GMWB or +Income GMWB with Joint Option, withdrawals that exceed the Guaranteed Withdrawal amount ("Excess Withdrawals") may reduce the value of the benefit by more than the dollar amount of the withdrawal.
•We reserve the right to place restrictions on which Contract Options you may select when you have elected the +Income GMWB or +Income GMWB with Joint Option. This includes restrictions to Index Account Option Crediting Methods, Protection Options, Indexes, and Term lengths. If any such restrictions are in place, they will be listed in Appendix A: Investment Options Available Under the Contract.
•Any withdrawals taken from the Index Account Options under the +Income GMWB or +Income GMWB with Joint Option add-on benefits will be based on Interim Value(s), which may result in loss.
•Compliant withdrawals under the +Income GMWB or +Income GMWB with Joint Option add-on benefits will not be subject to Withdrawal Charges, however Excess Withdrawals may be subject to Withdrawal Charges.
•All withdrawals may be subject to taxes. All withdrawals taken before the age of 59½ may be subject to tax penalties.
•+Income GMWB and +Income GMWB with Joint Option may not be available through all broker-dealers and may vary by state or date of purchase.
•We may modify or discontinue any add-on benefit at any time.

Intra-Term Performance Lock.
•Intra-Term Performance Locks will be based upon Interim Value calculated at the end of the Business Day after we receive your request. This means you will not be able to determine in advance your "locked in" Index Account Option Value, and it may be higher or lower than it was on the Business Day we received your Intra-Term Performance Lock request.
•An Intra-Term Performance Lock ends the Index Account Option Term for the Index Account Option out of which it is transferred, effectively terminating that Index Account Option. Once an Intra-Term Performance Lock has been processed, it is irrevocable.
Financial Intermediary Variations.
•The availability of Contract benefits may vary depending on the broker-dealer or financial intermediary through which the Contract is sold. You should discuss with your financial professional any limitations or restrictions on Contract benefits that apply through their broker-dealer.
Tax Implications [Text Block]
•Consult with a tax professional to determine the tax implications of an investment in and purchase payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax benefit.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 ½.

Investment Professional Compensation [Text Block]
Your financial professional may receive compensation for selling this Contract to you in the form of commissions, revenue sharing, and other compensation programs. Accordingly, investment professionals may have a financial incentive to offer or recommend this Contract over another investment.

Exchanges [Text Block]
Some financial professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your Contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable to purchase the new contract rather than continue to own your existing Contract.

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
FEES AND EXPENSES TABLES

The following tables describe the fees, expenses, and adjustments that you will pay when purchasing, owning, and making partial or total withdrawals from an Index Account Option or from the Contract. Please refer to your Contract Data Pages for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you purchase the Contract, take withdrawals from an Index Account Option or from the Contract, or transfer Contract Value between Contract Options. State premium taxes may also be deducted.
Transaction Expenses

Withdrawal Charge (as a percentage of Remaining Premium)
Completed Contract Years	0-1	1-2	2-3	3-4	4-5	5-6	6+
	8.0%	8.0%	7.0%	6.0%	5.0%	4.0%	0.0%

Premium Taxes (Percentage of Premium)[1]	Minimum	0.0%
	Maximum	3.5%
Expedited Delivery Charge[2]	Highest Current Charge	$38
Wire Transfers (for withdrawals)[3]	Highest Current Charge	$25
1.    Premium taxes generally range from 0.0% to 3.5% and vary by state.
2.    We pass the current charges for requested expedited delivery services through to you directly, with no added fees or profits to us. This means these charges are subject to change and are not subject to a maximum. Between Monday and Friday, the current Expedited Delivery Charge is $23. On Saturday, the current Expedited Delivery Charge is $38.
3.    We pass the current charges for requested wire transfer services through to you directly, with no added fees or profits to us. This means these charges are subject to change and are not subject to a maximum. Currently, standard wire fees are $20, international wire fees are $25.
Adjustments

The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an Index Account Option or from the Contract before the expiration of a specified period.

Adjustments	Maximum Adjustment
Interim Value Adjustment Maximum Potential Loss[1] (as a percentage of Contract Value allocated to an Index Account Option)	100%
1.An Interim Value adjustment will apply to your Index Account Option Value upon removal of Contract Value from an Index Account Option prior to the end of the Index Account Option Term or exercise of an Intra-Term Performance Lock. The Interim Value adjustment will apply upon partial or total withdrawals from the Contract (including withdrawals of the GAWA under the +Income GMWB or +Income GMWB with Joint Option), automatic withdrawals, required minimum distributions ("RMD"), deductions of the GMWB Charge, amounts applied to an income option upon annuitization, and payment of the Contract Value element of the Death Benefit. For more information, please see "Interim Value Calculation and Adjustment" beginning on page 50.
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract. If you choose to purchase an add-on benefit, you will pay additional charges, as shown below.
Annual Contract Expenses

Annual Contract Expenses	Maximum Charge
Administrative Charge	None
Base Contract Charge	None
Optional Benefit Charges (as a % of benefit base)[1]
+Income GMWB	3.0%
+Income GMWB with Joint Option	3.0%
1.    The charges for the optional benefits are calculated based on the applicable percentage of the Guaranteed Withdrawal Balance ("GWB").
In addition to the fees described above, we limit the amount you can earn on the Index Account Options. This means your returns may be lower than the Index's returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.

Transaction Expenses [Table Text Block]
Transaction Expenses

Withdrawal Charge (as a percentage of Remaining Premium)
Completed Contract Years	0-1	1-2	2-3	3-4	4-5	5-6	6+
	8.0%	8.0%	7.0%	6.0%	5.0%	4.0%	0.0%

Premium Taxes (Percentage of Premium)[1]	Minimum	0.0%
	Maximum	3.5%
Expedited Delivery Charge[2]	Highest Current Charge	$38
Wire Transfers (for withdrawals)[3]	Highest Current Charge	$25
1.    Premium taxes generally range from 0.0% to 3.5% and vary by state.
2.    We pass the current charges for requested expedited delivery services through to you directly, with no added fees or profits to us. This means these charges are subject to change and are not subject to a maximum. Between Monday and Friday, the current Expedited Delivery Charge is $23. On Saturday, the current Expedited Delivery Charge is $38.
3.    We pass the current charges for requested wire transfer services through to you directly, with no added fees or profits to us. This means these charges are subject to change and are not subject to a maximum. Currently, standard wire fees are $20, international wire fees are $25.

Transfer Fee, Maximum [Dollars]	$ 25
Transfer Fee, Footnotes [Text Block]	We pass the current charges for requested wire transfer services through to you directly, with no added fees or profits to us. This means these charges are subject to change and are not subject to a maximum. Currently, standard wire fees are $20, international wire fees are $25.
Other Transaction Fee, Maximum [Dollars]	$ 38
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.50%
Other Transaction Fee (of Other Amount), Minimum [Percent]	0.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Premium taxes generally range from 0.0% to 3.5% and vary by state.
2.    We pass the current charges for requested expedited delivery services through to you directly, with no added fees or profits to us. This means these charges are subject to change and are not subject to a maximum. Between Monday and Friday, the current Expedited Delivery Charge is $23. On Saturday, the current Expedited Delivery Charge is $38.

Contract Adjustments, Fee Table [Table Text Block]
Adjustments

The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an Index Account Option or from the Contract before the expiration of a specified period.

Adjustments	Maximum Adjustment
Interim Value Adjustment Maximum Potential Loss[1] (as a percentage of Contract Value allocated to an Index Account Option)	100%
1.An Interim Value adjustment will apply to your Index Account Option Value upon removal of Contract Value from an Index Account Option prior to the end of the Index Account Option Term or exercise of an Intra-Term Performance Lock. The Interim Value adjustment will apply upon partial or total withdrawals from the Contract (including withdrawals of the GAWA under the +Income GMWB or +Income GMWB with Joint Option), automatic withdrawals, required minimum distributions ("RMD"), deductions of the GMWB Charge, amounts applied to an income option upon annuitization, and payment of the Contract Value element of the Death Benefit. For more information, please see "Interim Value Calculation and Adjustment" beginning on page 50.

Contract Adjustment, Maximum Potential Loss Over Value at Start of Crediting Period [Percent]	100.00%
Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract. If you choose to purchase an add-on benefit, you will pay additional charges, as shown below.
Annual Contract Expenses

Annual Contract Expenses	Maximum Charge
Administrative Charge	None
Base Contract Charge	None
Optional Benefit Charges (as a % of benefit base)[1]
+Income GMWB	3.0%
+Income GMWB with Joint Option	3.0%
1.    The charges for the optional benefits are calculated based on the applicable percentage of the Guaranteed Withdrawal Balance ("GWB").

Administrative Expense, Maximum [Dollars]	$ 0
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.00%
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS

The purchase of the Contract and the features you elect involve certain risks. You should carefully consider the following factors, in addition to considerations listed elsewhere in this prospectus, prior to purchasing the Contract.
Risk of Loss. An investment in an index-linked annuity is subject to the risk of loss. You may lose money, including the loss of principal.
Liquidity and Early Withdrawal Risk. We designed the Contract to be a long-term investment that you may use to help save for retirement. The Contract is unsuitable as a short-term savings vehicle. If you take withdrawals from your Contract during the withdrawal charge period, Withdrawal Charges may apply. In addition, each time you take a withdrawal prior to the end of the Index Account Option term, we will recalculate your Index Account Option Value, based on an Interim Value adjustment, which could be zero, positive or negative. In doing so, we use an Interim Value calculation based on the value of a hypothetical portfolio of financial instruments designed to replicate the value of the Index Account Option if it were held to the end of the Index Account Option Term. If the Interim Value is less than the Index Option Crediting Base, your Index Account Option Value will be decreased proportionally, potentially by more than the amount of the withdrawal; in other words, on more than a dollar for dollar basis.  Any negative adjustment could be significant, up to 100% of Contract Value allocated to the Index Account Option, and impact the amount of Contract Value available for future withdrawals. In addition, amounts withdrawn from this Contract may also be subject to taxes and a 10% additional federal tax penalty if taken before age 59½. If you plan on taking withdrawals that will be subject to Withdrawal Charges and/or taking withdrawals before age 59½, this Contract may not be appropriate for you.
Limitations on Transfers. You can transfer Contract Value among the Index Account Options and the Fixed Account only at designated times (on the Index Account Option Term Anniversary for amounts invested in Index Account Options, and Contract Anniversaries for amounts invested in the Fixed Account). You cannot transfer out of a current Index Account Option to another Index Account Option (or to the Fixed Account) until the Index Account Option Term Anniversary (unless you are executing an Intra-Term Performance Lock) and you cannot transfer out of the Fixed Account to an Index Account Option until the Contract Anniversary. In all cases, the amount transferred can only be transferred to a new Index Account Option or Fixed Account. This may limit your ability to react to market conditions. You should consider whether the inability to reallocate Contract Value during the elected investment terms is consistent with your financial needs and risk tolerance. For more information about transfers, please see the section titled "Transfers and Reallocations" on page 52.
Reallocations. You should understand that a new Cap Rate, Index Participation Rate (applicable only with the Cap Crediting Method), Performance Trigger Rate, Performance Boost Cap Rate (applicable only with the Performance Boost Rate Crediting Method), or Performance Boost Rate will go into effect on the Index Account Option Term Anniversary for all new Index Account Option Terms. Such rates could be lower, higher, or equal to your current Crediting Method percentage rate. We post all rates online at Jackson.com/RatesJMLP3. The rates for Contract Value reallocations at the end of an Index Account Option Term are posted at least 30 days before the end of any Index Account Option Term. At least 30 days prior to any Index Account Option Term Anniversary, we will send you written notice reminding you of how you may obtain the rates for the next Index Account Option Term. You may provide reallocation instructions in writing using our Reallocation Form or a Letter of Instruction, or over the phone if you have authorized telephone transactions. If you do not provide timely allocation instructions by close of business on the Index Account Option Term Anniversary of an expiring Index Account Option Term as to how you would like your Index Account Option Value allocated for your next Index Account Option Term, we will generally (i) renew the Index Account Option into the same Index Account Option Term, if available; or (ii) if the same Crediting Method, Protection Option, or Index you elected is not available, we will reallocate the Index Account Option Value(s) to the Fixed Account. See "Automatic Reallocations" beginning on page 52. Such reallocation instructions must be sent to us in written form acceptable to the Company, or via telephone if you have authorized telephone transactions on your account. For more information on how rates are set and communicated, please see the subsection titled "Crediting Methods" under "Additional Information About the Index Account Options" beginning on page 31. This will occur even if the Fixed Account and/or specific Index Account Option is no longer appropriate for your investment goals. For more information about transfers, please see the section titled "Transfers and Reallocations" on page 52.
Market Risk. There is a risk of substantial loss of Contract Value (except for amounts allocated to the Fixed Account) due to any negative Index Return that exceeds the Buffer or is within the Floor amount. You could lose up to 90% of Contract Value allocated to Index Account Options over the course of your Index Account Option Term due to negative Index Return after taking into account the current limits on Index loss provided under the Contract. Available Floor and Buffer Protection Options will always be at least 5%. If any negative Index Return exceeds the Buffer or is within the Floor you have elected at the end of the Index Account Option Term, you will realize the amount of loss associated with your elected Protection Option. Buffers and Floors are not cumulative, and their protection does not extend beyond the length of any given
Index Account Option Term. If you keep amounts allocated to an Index Account Option over multiple Index Account Option Terms in which negative Index Adjustments are made, the total combined loss of Index Account Option Value over those multiple Index Account Option Terms may exceed the stated limit of any applicable Protection Option for a single Index Account Option Term. In addition, any amounts removed from an Index Account Option prior to the end of the Index Account Option Term we will apply an Interim Value adjustment, which, in extreme circumstances, could result in the loss of Contract Value allocated to the Index Account Option as high as 100%.
No Ownership of Underlying Securities. You have no ownership rights in the securities that comprise an Index. Purchasing the Contract is not equivalent to purchasing shares in a mutual fund that invests in securities comprising the Indexes nor is it equivalent to directly investing in such securities. You will not have any ownership interest or rights in the securities, such as voting rights, or the right to receive dividend payments, or other distributions. Index returns would be higher if they included the dividends from the component securities.
Tracking Index Performance. When you allocate money to an Index Account Option, the value of your investment depends in part on the performance of the applicable Index. The performance of an Index is based on changes in the values of the securities or other investments that comprise or define the Index. The securities comprising or defining the Indexes are subject to a variety of investment risks, many of which are complicated and interrelated. These risks may affect capital markets generally, specific market segments, or specific issuers. The performance of the Indexes may fluctuate, sometimes rapidly and unpredictably. Negative Index Return may cause you to realize investment losses. The historical performance of an Index or an Index Account Option does not guarantee future results. It is impossible to predict whether an Index will perform positively or negatively over the course of a term.

While you will not directly invest in an Index, if you choose to allocate amounts to an Index Account Option, you are indirectly exposed to the investment risks associated with the applicable Index as the Contract performance tracks the Index Return and then your elected Crediting Methods and Protection Options are applied based on that performance. Each Index's performance is subject to market risk, equity risk, and issuer risk (in addition to other risks identified in this section):
•Market Risk. Each Index could decrease in value over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Negative fluctuations in the value of an Index may be significant and unpredictable.
•Equity Risk. Each Index is comprised of equity securities. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities may underperform in comparison to the general financial markets, a particular financial market, or other asset classes.
•Issuer Risk. The performance of each Index depends on the performance of individual securities included in the Index. Changes in the financial condition, credit rating, or public perception of an issuer of those securities may cause the value of the issuer's securities to decline.
In recent years, the financial markets have at times experienced periods of significant volatility and negative returns, contributing to an uncertain and evolving economic environment. The performance of the markets has been impacted by several interrelating factors such as, but not limited to, natural disasters, public health crises, inflation, political and social developments, and military and governmental actions. You should consult with your financial professional about how market conditions may impact your investment decisions under the Contract.
We calculate an Index Return by comparing the value of the Index between two specific points in time, which means the performance of the Index may be negative or flat for the Index Account Option Term as a whole (including a multi-year Index Account Option Term) even if the Index performed positively for certain periods of time during the Index Account Option Term.
An investment in an Index Account Option is not an investment in the companies that comprise the applicable Index. You will have no voting rights, no rights to receive cash dividends or other distributions, and no other rights with respect to the companies that make up the Indexes. Each Index is a “price return index,” not “total return index,” meaning the Index Return does not include any dividends or other distributions declared by the companies included in the Index. This will reduce the Index Return and will cause the Index to underperform a direct investment in the companies included in the Index.
In addition to the foregoing, each Index has its own unique risks, as follows:
•S&P 500 Index: The S&P 500 Index is comprised of equity securities issued by large-capitalization U.S. companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies.
•Russell 2000 Index: The Russell 2000 Index is comprised of equity securities of small-capitalization U.S. companies. In general, the securities of small-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Small-capitalization companies are more likely to fail than larger companies.
•MSCI EAFE Index: The MSCI EAFE Index is comprised of equity securities of large- and mid-capitalization companies and it is designed to measure the equity market performance of developed markets, including countries in Europe, Australasia, and the Far East. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies, and the securities of mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). This index is calculated in USD and local currency only. The exchange rates used for all currencies for all MSCI equity indexes are taken from Reuters at 4pm GMT each day.
•MSCI Emerging Markets Index: The MSCI Emerging Markets Index is comprised of equity securities of large- and mid-capitalization companies in emerging markets. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies, and the securities of larger companies. Mid-capitalization companies are more likely to fail than larger companies. Securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). Those risks are typically more acute when issuers are located or operating in emerging markets. Emerging markets may be more likely to experience inflation, political turmoil, and rapid changes in economic conditions than developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, less reliable valuations, and greater risk associated with custody of securities than developed markets. This index is calculated in USD and local currency only. The exchange rates used for all currencies for all MSCI equity indexes are taken from Reuters at 4pm GMT each day.
•Nasdaq-100 Index: The Nasdaq-100 is comprised of 100 of the largest domestic and international non-financial securities listed on the Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies. To the extent that the Index is comprised of securities issued by companies in a particular sector, those securities may not perform as well as the securities of companies in other sectors or the market as a whole. Also, any securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty).
Limits on Investment Return.

•Cap Rate. If you elect a Cap Crediting Method, the highest possible return that you may achieve on your investment is equal to the Cap Rate, or "Cap". The Cap therefore limits the positive Index Adjustment, if any, that may be credited to your Contract for a given Index Account Option Term. The Caps do not guarantee a certain amount of minimum Index Adjustment credited. Any Index Adjustment based on a Cap Crediting Method may be less than the positive return of the Index. This is because any positive return of the Index that we credit to your Index Account Option Value is subject to a maximum in the form of a Cap, even when the positive Index Return is greater.

•Performance Trigger Rate. If you elect a Performance Trigger Crediting Method, the highest possible return that you may achieve is equal to the Performance Trigger Rate. The Performance Trigger Rate therefore limits the positive Index Adjustment, if any, that may be credited to your Contract for a given Index Account Option Term. The Performance Trigger Rates do not guarantee a minimum Index Adjustment amount. Any Index Adjustment credited for a Performance Trigger Crediting Method may be less than the positive return of the Index. This is because any positive return of the Index that we credit to your Index Account Option Value is always equal to the Performance Trigger Rate, even when the positive Index Return is greater.

•Performance Boost Cap Rate (applicable only with the Performance Boost Crediting Method). If you elect a Performance Boost Crediting method, the highest possible return that you may achieve is equal to the Performance Boost Cap Rate. The Performance Boost Cap Rate therefore limits the positive Index Adjustment, if any, that may be credited to your Contract for a given Index Account Option Term. The Performance Boost Cap Rates do not guarantee a minimum Index Adjustment amount. Any Index Adjustment credited for a Performance Boost Crediting Method may be less than the positive return of the Index. This is because any positive return of the Index that we credit to your Index Account Option Value is subject to a maximum in the form of a Performance Boost Cap Rate, even when the positive Index Return is greater. In addition, if the Index Return is negative and equal to or in excess of the elected Buffer, you will not get the benefit of the Performance Boost Rate to increase the value of your Index Adjustment. The Performance Boost Cap Rate is not a stand-alone Crediting method. It is applicable only if you elect the Performance Boost Rate Crediting Method.

Cap, Performance Trigger, and Performance Boost Cap Rates are not annual rates. For Index Account Option Terms that are longer than one year, the rates would be lower on an annual basis.

New rates go into effect at the start of each new Index Account Option Term. Such rates could be lower, higher, or equal to the current rate. If a new rate is unacceptable to you, you will have to reallocate your Contract Value to a different Index Account Option or to the Fixed Account. There is a risk that these other investment options will also not be satisfactory to you.

We reserve the right to remove Crediting Methods in the future, so there may not always be a Cap, Performance Trigger, or Performance Boost Crediting Method available to you for election on subsequent Index Account Option Terms. However, there will always be at least one Crediting Method available to you for election. When available, the following guaranteed minimum rates will apply:

Guaranteed Minimum Rates (When Offered)
Rate	Index Account Option Term Length
	1-Year	3-Year	6-Year
Cap Rate	1.0%	1.5%	2.0%
Index Participation Rate	100%	100%	100%
Performance Trigger Rate	1.0%	1.0%	1.0%
Performance Boost Rate	5.0%	5.0%	5.0%
Performance Boost Cap Rate	1.0%	1.5%	2.0%
Buffers and Floors. If you allocate money to an Index Account Option, Index fluctuations may cause an Index Adjustment to be negative at the end of the Index Account Option Term despite the application of the Buffer or Floor Protection Option that you elect.

•If you elect a Floor, a negative Index Return will always result in a negative Index Adjustment up to the Floor but not in excess of the Floor.
•If you elect a Buffer, a negative Index Return will result in a negative Index Adjustment if the negative Index Return exceeds the Buffer.

In choosing between a Buffer and a Floor, you should consider that the maximum amount of principal you can lose with a Buffer is greater than the maximum amount of principal you can lose with a Floor. Conversely, because of the greater downside risk you assume with a Buffer Protection Option, they tend to offer greater opportunities for upside growth (for example, higher Cap rates may be available with Buffer Protection Options).

If we credit your Contract with a negative Index Adjustment, your Index Account Option Value will be reduced. Buffers and Floors are not cumulative, and their protection does not extend beyond the length of any given Index Account Option Term. Any portion of your Contract Value allocated to an Index Account Option will benefit from the protection of either the Buffer or Floor for that Index Account Option Term only. A new Buffer or Floor will be applied to subsequent Index Account Option Terms, subject to availability. You assume the risk that you will incur a loss and that the amount of the loss could be as much as 90% of Contract Value after taking into account the current limits on Index loss provided under the Contract. You also bear the risk that sustained negative Index Return may result in a zero or negative Index Adjustment being credited to your Index Account Option Value over multiple Index Account Option Terms.

We reserve the right to remove Protection Options in the future, so there may not always be both a Buffer and Floor Protection Option available to you for election on subsequent Index Account Option Terms. However, there will always be at least one Protection Option available to you for election. Available Buffer and Floor Protection Options will always be at least 5%.

If an Index Account Option Value is credited with a negative Index Adjustment for multiple Index Account Option Terms, the total combined loss of Index Account Option Value over those multiple Index Account Option Terms may exceed the stated limit of any applicable Buffer or Floor for a single Index Account Option Term.

Buffers and Floors are not annual rates. For Index Account Option Terms that are longer than one year, the rates would be lower on an annual basis.
Interim Value Risk. Each time you remove Contract Value from an Index Account Option prior to the end of the Index Account Option Term, we will recalculate your Index Account Option Value, based on an Interim Value adjustment, which could be zero, positive or negative. In doing so, we use an Interim Value calculation based on the value of a hypothetical portfolio of financial instruments designed to replicate the value of the Index Account Option if it were held to the end of the Index Account Option Term. Interim Values generally reflect less gain and more downside than would otherwise apply at the end of the Index Account Option Term. Additionally, neither the Protection Option nor Crediting Method rates will be applied. As such, when a transaction is processed based on the Interim Value of the Index Account Option, the Interim Value could reflect less gain or more loss (possibly significantly less gain or more loss) than would be applied at the end of the Index Account Option Term. If the Interim Value is less than the Index Option Crediting Base, your Index Account Option Value will be decreased on a proportional basis, which may be more than the amount of the withdrawal; in other words, on more than a dollar for dollar basis. Any negative adjustment could be significant, up to 100% of Contract Value allocated to the Index Account Option, and impact the amount of Contract Value available for future withdrawals.
Elimination, Suspension, Replacements, Substitutions, and Changes to Indexes, Crediting Methods, and Terms. We may replace an Index if it is discontinued or if there is a substantial change in the calculation of the Index, or if hedging instruments become difficult to acquire or the cost of hedging becomes excessive. If we substitute an Index, the performance of the new Index may differ from the original Index, and you may not be able to achieve the level of Index Return you anticipated. If an Index is replaced during an Index Account Option Term, the Index Return for the Index Account Option Term will be calculated by combining the Index Return for the original Index from the beginning of the term up until the date of replacement, to the Index Return from the substituted Index starting on the date of replacement through the end of the Index Account Option Term, as follows:

Example: Assume that you allocate Contract Value to a 6-Year Index Account Option with the S&P 500 Index and the Index value is $1,000 at the beginning of the term. After 2 years, the S&P 500 Index is discontinued and replaced by the MSCI EAFE Index. On the day of the replacement, the S&P 500 Index is $1,100, so the Index Return as of that date is 10%. The MSCI EAFE Index value on the day of the replacement is $2,000. Going forward, your Index Return for the remainder of the Index Account Option Term will be equal to (1 plus 10%) times (1 plus the calculated return of the MSCI EAFE Index from the replacement date) minus 1. This means that at the end of the Index Account Option Term, if the MSCI EAFE Index value is $1,900, your Index Return would be (1+ 10% ) x (1 + -5%) (-1) = 4.5%.

A substitution of an Index during an Index Account Option Term will not cause a change in the Crediting Method, Protection Option, or Index Account Option Term length. No Interim Value adjustment will apply at the time of the substitution if we substitute an Index.

Changes to the Cap Rates, Index Participation Rates (applicable only with the Cap Crediting Method), Performance Trigger Rates, Performance Boost Rates, and Performance Boost Cap Rates (applicable only with the Performance Boost Crediting Method), if any, occur at the beginning of the next Index Account Option Term. The guaranteed maximum Floor and guaranteed minimum Buffer will not change for the life of your Contract. Available Floor and Buffer Rates are guaranteed never to be less than 5%.
We may also add or remove an Index, Index Account Option Term, Crediting Method, or Protection Option during the time that you own the Contract. You bear the risk that we may eliminate an Index Account Option or certain Index Account Option features and replace them with new options and features that are not acceptable to you. We will not add any Index, Index Account Option Term, Crediting Method, or Protection Option until the new Index or Crediting Method has been approved by the insurance department in your state. Any addition, substitution, or removal of an Index, Crediting Method, Protection Option, or Index Account Option Term will be communicated to you in writing.
Intra-Term Performance Lock. Because an Intra-Term Performance Lock utilizes Interim Value on the Intra-Term Performance Lock Date, you may receive less on the date you exercise your Intra-Term Performance Lock than you would have had you exercised your Intra-Term Performance Lock on a different date. The Interim Value is calculated based on the value of a hypothetical portfolio of financial instruments designed to replicate the value of the Index Account Option if it were held until the end of the Index Account Option Term. Interim Values generally reflect less gain and more downside than would otherwise apply at the end of the Index Account Option Term. Additionally, neither the Protection Option nor Crediting Method rates will be applied. As such, you may receive less than you would have received had you not exercised an Intra-Term Performance Lock and instead remained invested until the end of your Index Account Option Term when you would have realized the full value of your Index Adjustment Factors. When you exercise an Intra-Term Performance Lock, you must transfer the full Interim Value from the selected Index Account Option to the Short Duration Fixed Account Option, which means you will not get the benefit of any positive Index market performance for the remainder of that Contract Year. Once you have exercised an Intra-Term Performance Lock, the Interim Value transferred to the Short Duration Fixed Account Option will be inaccessible for transfer until the next Contract Anniversary. It is possible that the same combination of options that made up the Index Account Option on which you exercised your Intra-Term Performance Lock may no longer be available or may have different rates once you reach the Contract Anniversary, thus preventing you from being reallocated into an identical Index Account Option. Further, once you have exercised an Intra-Term Performance Lock, it is irrevocable.
Issuing Company. No company other than Jackson has any legal responsibility to pay amounts that Jackson owes under the Contract. The amounts you invest are not placed in a registered separate account, and your rights under the Contract to invested assets and the returns on those assets are subject to the claims paying ability of Jackson. You should review and be comfortable with the financial strength of Jackson for its claims-paying ability.
Effects of Withdrawals, Annuitization, or Death. If any of the following are taken during the Index Account Option Term, they could be subject to an Interim Value adjustment that could reduce your Index Account Option Value: a partial or total withdrawal, a GAWA withdrawal on Contracts with +Income GMWB or +Income GMWB with Joint Option, Required Minimum Distribution ("RMD"), Intra-Term Performance Lock, amounts applied to an income option upon annuitization, or payment of the Contract Value element of the Death Benefit. Such reduction could be significant. Interim Values generally reflect less gain and more downside than would otherwise apply at the end of the Index Account Option Term. Additionally, neither the Protection Option nor Crediting Method rates will be applied. As such, you may receive less than you would have received had you instead remained invested until the end of your Index Account Option Term when you would have realized the full value of your Index Adjustment Factors. The Interim Value may reflect a negative return even if the Index increases, and may reflect a positive return even if the Index decreases. If you take a withdrawal when the Index Return is negative, your remaining Contract Value may be significantly less than if you waited to take the withdrawal when the Index Return was positive. In addition, partial and total withdrawals taken during the first six Contract Years which exceed the Free Withdrawal amount, including Excess Withdrawals on Contracts with +Income GMWB or +Income GMWB with Joint Option, may be subject to a Withdrawal Charge. Amounts applied to income payments on an Income Date that is within one year of the Contract's Issue Date may also be subject to a Withdrawal Charge.
All withdrawals, including GAWA withdrawals and RMDs, will be taken proportionately from each of your Index Account Options and Fixed Account unless otherwise specified. Withdrawals can also reduce the Death Benefit. Any Return of Premium Death Benefit will be reduced in a pro-rated amount. Pro rata reductions can be greater than the actual dollar amount of your withdrawal. In addition, since all withdrawals reduce the Contract Value, withdrawals will also reduce the amount that can be taken as income since such amount is determined by the Contract Value on the Income Date. The Latest Income Date for this contract is age 95.
If your Contract Value falls below the minimum Contract Value remaining as a result of a withdrawal (as stated in your Contract), we may terminate your Contract. This minimum Contract Value requirement does not apply if you have added +Income GMWB or +Income GMWB with Joint Option to your Contract.
There are administrative rules that must be followed when taking an RMD withdrawal. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for providing such notice. The administrative form allows you to elect one time or automatic RMD withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows taking multiple contracts’ RMDs from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code’s RMD requirements. If you fail to take your full RMD for a year, you will be subject to a 25% excise tax on any shortfall. This excise tax is reduced to 10% if a distribution of the shortfall is made within two years and prior to the date the excise tax is assessed or imposed by the IRS. If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges) and we will impose those charges, which will be reflected in the confirmation of the transaction. An RMD exceeding our calculation may also result in an Excess Withdrawal for purposes of your +Income GMWB or +Income GMWB with Joint Option, which would result in an adverse recalculation of the GWB and GAWA. For more information on RMD requirements, please see "Required Minimum Distributions Under Certain Tax-Qualified Plans ("RMDS")" beginning on page 64.
+Income GMWB and +Income GMWB with Joint Option Add-On Benefits. You may never need or use certain features provided by the +Income GMWB or +Income GMWB with Joint Option add-on benefits. In that case, you may pay for a feature for which you never realize any benefits.
The +Income GMWB and +Income GMWB with Joint Option are subject to conditions, including increased withdrawal rates the longer you wait to initiate withdrawals after election of the add-on benefit. You may die before you begin taking withdrawals under the add-on benefit. Alternatively, you may not live long enough to receive enough benefit from the add-on benefit to exceed the amount of the fees you pay for the add-on benefit. You may need to make Excess Withdrawals, which have the potential to substantially reduce or even terminate the benefits available from the add-on benefit.
The Index Account Options you elect may provide sufficient credited interest such that you may not need the guarantee that may otherwise be provided by the add-on benefit available for an additional charge.
If your Contract includes the +Income GMWB or +Income GMWB with Joint Option, Excess Withdrawals will reduce the value of the Guaranteed Withdrawal Balance ("GWB") in proportion to the amount of the Excess Withdrawal relative to the total Contract Value at the time of withdrawal. Accordingly, under certain circumstances, a withdrawal could reduce the value of the GWB by more than the dollar amount of the withdrawal.
Add-on benefits may be available at issue or on your Contract Anniversary, subject to availability. If you do not elect the add-on benefit at issue, it is likely that the rates associated with the add-on benefit, including GAWA percentages, may be lower than the rates you would have received if you had elected the add-on benefit at issue. It is also possible that the charge for the add-on benefit elected on your Contract Anniversary may be higher than the charge that would have been applicable if you had elected the add-on benefit at issue.
We reserve the right to place restrictions on which Contract Options you may select when you have elected an add-on benefit. This includes restrictions to Index Account Option Crediting Methods, Protection Options, Indexes, and Term lengths. If any such restrictions are in place, they will be listed in Appendix A: Investment Options Available Under the Contract, and you will be provided notice of these restrictions.
Upon the death of the Owner or joint Owner, if the Beneficiary is a non-spousal Beneficiary, the GWB is void and this GMWB terminates automatically; therefore, the death of the Owner or joint Owner may have a significant negative impact on the value of this GMWB and cause the GMWB to prematurely terminate.
Neither the +Income GMWB nor the +Income GMWB with Joint Option may be terminated independently from termination of the Contract, except in connection with a spousal continuation, where permitted by the terms of the Contract.
The GMWB Charge that you pay for the +Income GMWB or +Income GMWB with Joint Option may be increased every five Contract Years. While you have the ability to avoid any GMWB Charge increases by opting out of future annual Step-Ups, doing so will lock in your GAWA%, which means you are also foregoing any potential further increases to your GAWA%.
GMWBs generally may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial professionals before adding a GMWB to a Contract.
Business Continuity and Cybersecurity Risk. We and our service providers and business partners are subject to certain risks, including those resulting from information system failures, cybersecurity incidents, public heath crises such as the coronavirus (COVID-19) pandemic, and other disaster events. Such events can adversely impact us and our operations. These risks are common to all insurers and financial service providers. These risks include, among other things, the theft, misuse, corruption and destruction of electronic information, interference with or denial of service, attacks on systems or websites, and other operational disruptions that could severely impede our ability to conduct our business or administer the Contract.
Such events could also adversely affect us by resulting in regulatory fines, litigation, financial losses, and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is also possible that a cybersecurity incident could persist for an extended period of time without detection.
Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or, in the case of our variable products, underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.
As of the date of this prospectus, we do not believe that we have experienced a material cyber-attack or other cybersecurity incident. However in 2023, we were notified of a data security incident involving the MOVEit file transfer system used by numerous financial services companies. A third-party vendor uses that software on our behalf to, among other things, identify the deaths of insured persons and annuitants under life insurance policies and annuity contracts. According to that third-party vendor, an unknown actor exploited a MOVEit software flaw to access the vendor’s systems and download certain data. Our assessment indicated that personally identifiable information relating to approximately 850,000 of Jackson’s customers was obtained by that unknown actor from the third-party vendor’s systems. This MOVEit vulnerability has now been rectified. Separately, Jackson experienced unauthorized access to two servers as a result of the MOVEit flaw; however, the scope and nature of the data accessed on those servers was significantly less than the third-party vendor impact. Our assessment was that a subset of information relating to certain partner organizations and individuals, including certain customers of Jackson, was obtained from the two affected servers. We notified affected customers as required by law, and we continue to assess and investigate the overall impact of the incidents. At this time, we do not believe the incidents or related litigation will have a material adverse effect on the business, operations, or financial results of Jackson.

Early Withdrawal Risk [Line Items]
Risk, Maximum Loss Resulting from Negative Contract Adjustment [Percent]	100.00%
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Investor Not Invested in Index or Tracked Securities [Text Block]	An investment in an Index Account Option is not an investment in the companies that comprise the applicable Index.
Contract Changes Risk [Line Items]
Index-Linked Option Changes Features Risk [Text Block]
Limits on Investment Return.

•Cap Rate. If you elect a Cap Crediting Method, the highest possible return that you may achieve on your investment is equal to the Cap Rate, or "Cap". The Cap therefore limits the positive Index Adjustment, if any, that may be credited to your Contract for a given Index Account Option Term. The Caps do not guarantee a certain amount of minimum Index Adjustment credited. Any Index Adjustment based on a Cap Crediting Method may be less than the positive return of the Index. This is because any positive return of the Index that we credit to your Index Account Option Value is subject to a maximum in the form of a Cap, even when the positive Index Return is greater.

•Performance Trigger Rate. If you elect a Performance Trigger Crediting Method, the highest possible return that you may achieve is equal to the Performance Trigger Rate. The Performance Trigger Rate therefore limits the positive Index Adjustment, if any, that may be credited to your Contract for a given Index Account Option Term. The Performance Trigger Rates do not guarantee a minimum Index Adjustment amount. Any Index Adjustment credited for a Performance Trigger Crediting Method may be less than the positive return of the Index. This is because any positive return of the Index that we credit to your Index Account Option Value is always equal to the Performance Trigger Rate, even when the positive Index Return is greater.

•Performance Boost Cap Rate (applicable only with the Performance Boost Crediting Method). If you elect a Performance Boost Crediting method, the highest possible return that you may achieve is equal to the Performance Boost Cap Rate. The Performance Boost Cap Rate therefore limits the positive Index Adjustment, if any, that may be credited to your Contract for a given Index Account Option Term. The Performance Boost Cap Rates do not guarantee a minimum Index Adjustment amount. Any Index Adjustment credited for a Performance Boost Crediting Method may be less than the positive return of the Index. This is because any positive return of the Index that we credit to your Index Account Option Value is subject to a maximum in the form of a Performance Boost Cap Rate, even when the positive Index Return is greater. In addition, if the Index Return is negative and equal to or in excess of the elected Buffer, you will not get the benefit of the Performance Boost Rate to increase the value of your Index Adjustment. The Performance Boost Cap Rate is not a stand-alone Crediting method. It is applicable only if you elect the Performance Boost Rate Crediting Method.

Cap, Performance Trigger, and Performance Boost Cap Rates are not annual rates. For Index Account Option Terms that are longer than one year, the rates would be lower on an annual basis.

New rates go into effect at the start of each new Index Account Option Term. Such rates could be lower, higher, or equal to the current rate. If a new rate is unacceptable to you, you will have to reallocate your Contract Value to a different Index Account Option or to the Fixed Account. There is a risk that these other investment options will also not be satisfactory to you.

We reserve the right to remove Crediting Methods in the future, so there may not always be a Cap, Performance Trigger, or Performance Boost Crediting Method available to you for election on subsequent Index Account Option Terms. However, there will always be at least one Crediting Method available to you for election. When available, the following guaranteed minimum rates will apply:

Guaranteed Minimum Rates (When Offered)
Rate	Index Account Option Term Length
	1-Year	3-Year	6-Year
Cap Rate	1.0%	1.5%	2.0%
Index Participation Rate	100%	100%	100%
Performance Trigger Rate	1.0%	1.0%	1.0%
Performance Boost Rate	5.0%	5.0%	5.0%
Performance Boost Cap Rate	1.0%	1.5%	2.0%

Restrictions on Transfers Risk [Text Block]
Limitations on Transfers. You can transfer Contract Value among the Index Account Options and the Fixed Account only at designated times (on the Index Account Option Term Anniversary for amounts invested in Index Account Options, and Contract Anniversaries for amounts invested in the Fixed Account). You cannot transfer out of a current Index Account Option to another Index Account Option (or to the Fixed Account) until the Index Account Option Term Anniversary (unless you are executing an Intra-Term Performance Lock) and you cannot transfer out of the Fixed Account to an Index Account Option until the Contract Anniversary. In all cases, the amount transferred can only be transferred to a new Index Account Option or Fixed Account. This may limit your ability to react to market conditions. You should consider whether the inability to reallocate Contract Value during the elected investment terms is consistent with your financial needs and risk tolerance. For more information about transfers, please see the section titled "Transfers and Reallocations" on page 52.

Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Credits are Based in Part on Index Performance [Text Block]	When you allocate money to the Index Account, you are credited the Index Adjustment based upon the performance of your selected Index.
Index-Linked Option Details, Investor Not Invested in Index or Securities [Text Block]
All of the Indexes offered are price return indexes, not total return indexes, which means they do not reflect dividends paid on the securities composing the Index. This will reduce the Index Return and cause the Index to underperform a direct investment in the securities composing the Index.

Index-Linked Option Details, Changes Possible [Text Block]	We reserve the right to add, remove, or replace any Index, Term, Crediting Method, or Protection Option in the future, subject to necessary regulatory approvals. If an Index is replaced during an Index Account Option Term, the Index Return for the Index Account Option Term will be calculated by adding the Index Return for the original Index from the beginning of the term up until the date of replacement, to the Index Return from the substituted Index starting on the date of replacement through the end of the Index Account Option Term.
Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Limits the Negative Return [Text Block]	A Buffer is the amount of negative Index price change before a negative Index Adjustment is credited to the Index Account Option Value at the end of an Index Account Option Term, expressed as a percentage. Put another way, a Buffer protects your Index Account Option Value from loss up to a specified amount. Jackson protects you from any loss associated with Index decline up to your elected Buffer percentage.
Index-Linked Option Details, Limits the Negative Return Manner [Text Block]	You only incur a loss if the Index has declined more than your elected Buffer percentage as of your Index Account Option Term Anniversary.
Index-Linked Option Details, Example of Limiting the Negative Return [Text Block]	For example, if the Index Return at the end of your Index Account Option Term is -25% and your Buffer rate is 10%, we will credit a -15% Index Adjustment at the end of the Index Account Option Term, meaning the Contract Value allocated to that Index Account Option will decrease by 15%. If you elect an Index Account Option with a 100% Buffer, you will be protected from all loss so long as Contract Value is not removed from the Index Account Option prior to the end of the Index Account Option Term.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology [Text Block]
Crediting Methods. Your selected Crediting Method will dictate the manner in which the Index Adjustment is credited to you if your selected Index performs positively during your Index Account Option Term. Current Cap Rates, Index Participation Rates (applicable only with the Cap Crediting Method), Performance Trigger Rates, Performance Boost Rates, and Performance Boost Cap Rates (applicable only with the Performance Boost Crediting Method) are provided at the time of application, and to existing owners and financial professionals at any time, upon request.

To determine the Index Adjustment amount that will be credited to your Index Account Option Value at the end of each Index Account Option Term, we calculate the Adjusted Index Return for that Index Account Option. We calculate this Adjusted Index Return by applying the applicable Crediting Method, which serves to limit the positive Index Return you will realize. The Index Adjustment will be credited to the Index Account Option at a rate equal to the Adjusted Index Return.

Generally, the higher the downside risk you assume, the higher your associated Crediting Method rates will be. This means that your Crediting Method rates will typically be higher in connection with a Buffer Protection Option with a 10% or 20% Buffer Rate than they will be in connection with a Floor Protection Option. In addition, your Crediting Method rates will typically be lower in connection with a 100% Buffer Protection Option than they would be in connection with a 10% Buffer Protection Option. You should carefully consider which combination of Crediting Method and Protection Options are right for you, and discuss these options with your financial professional.

We determine Cap Rates, Index Participation Rates, Performance Trigger Rates, Performance Boost Rates, and Performance Boost Cap Rates for each new Index Account Option Term at our discretion, subject to the guaranteed minimums discussed below. We consider a number of factors when declaring Cap Rates, Index Participation Rates, Performance Trigger Rates, Performance Boost Rates, and Performance Boost Cap Rates. Generally, we seek to manage our risk associated with our obligations, in part, by trading call and put options and other derivative instruments on the available Indices. The costs of these instruments impact the rates we declare, and those costs can be impacted by market conditions and forces. You are not an investor in these call and put options or other derivative instruments. For more information, see the sections titled General Account and Unregistered Separate Account beginning on page 74. We also consider the asset yield on the fixed assets backing our obligations, sales commissions, administrative expenses, regulatory and tax requirements, general economic trends and competitive factors. You bear the risk that we may declare lower Cap Rates, Index Participation Rates, Performance Trigger Rates, Performance Boost Rates, and Performance Boost Cap Rates for future Index Account Option Terms, and that such rates could be as low as the guaranteed minimums discussed below. Rates offered for new Index Account Option Terms may be different from those offered to new investors or offered to you at Contract issuance.
Before selecting an Index Account Option for investment, you should consider in consultation with your financial professional the Crediting Method that may be appropriate for you based on your risk tolerance, investment horizon and financial goals. Generally, assuming the same Index and Index Account Option Term, an Index Account Option that provides less potential for Index gains will tend to have more protection from Index losses. Conversely, assuming the same Index and Index Account Option Term, an Index Account Option that provides more potential for Index gains will generally tend to have less protection from Index losses.

The examples in the following sections illustrate how we calculate and credit interest under each Crediting Method, assuming hypothetical Index Returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals.

Index-Linked Option Details, Bar Chart Legend [Text Block]
Index Performance Examples. The bar charts shown below provide each Index's annual returns for the last 10 calendar years (or for the life of the Index if less than 10 years), as well as the Index Returns after applying a hypothetical 5% Cap rate and a hypothetical -10% Buffer rate. The charts illustrate the variability of the returns from year to year and show how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance.

The performances below are NOT the performance of any Index Account Option. Your performance under the Contract will differ, perhaps significantly. The performances below may reflect a different return calculation, time period, and limit on Index gains and losses than the Index Account Options, and do not reflect Contract fees and charges, including Withdrawal Charges and the Interim Value calculation and adjustment, which reduce performance.

Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Substitution [Text Block]	Replacing an Index.
Index-Linked Option Details, Index Substitution Circumstances [Text Block]	We may replace an Index if it is discontinued or the Index is no longer available to us or if the Index's calculation changes substantially. Additionally, we may replace an Index if hedging instruments become difficult to acquire or the cost of hedging related to such Index becomes excessive. We may do so at the end of an Index Account Option Term or during an Index Account Option Term.
Index-Linked Option Details, Index Substitution Selection [Text Block]
If we replace an Index, we will attempt to select a new Index that is similar to the old Index. In making this evaluation, we will look at factors such as asset class; Index composition; strategy or methodology inherent to the Index; and Index liquidity.

Index-Linked Option Details, Index Substitution Notification [Text Block]	We will notify you in writing at least 30 days before we replace an Index.
Index-Linked Option Details, Index Substitution Calculation [Text Block]	If an Index is replaced during an Index Account Option Term, the Index Return will be calculated by combining the Index Return for the original Index from the beginning of the term up until the date of replacement, to the Index Return from the substituted Index starting on the date of replacement through the end of the Index Account Option Term, as shown in the Example below.
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]
CHARGES AND ADJUSTMENTS

There are charges and adjustments associated with your Contract, the deduction of which will reduce the investment return of your Contract. Charges are deducted proportionally from your Contract Value. Some of these charges are for add-on benefits, as noted, so they are deducted from your Contract Value only if you elected to add that add-on benefit to your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. We expect to profit from certain charges assessed under the Contract. These charges (and certain other adjustments) are as follows:
Withdrawal Charge. At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining Withdrawal Charge that remains after a withdrawal), you may withdraw the following with no Withdrawal Charge:

•Premium that is no longer subject to a Withdrawal Charge (Premium that has been invested in your annuity for at least six years without being withdrawn),

•Earnings (any Contract Value that is in excess of your Remaining Premium), and

•any Free Withdrawal amount. The free withdrawal amount is equal to 10% of Remaining Premium at the beginning of the Contract Year that would otherwise incur a Withdrawal Charge, minus earnings. The free withdrawal amount may be taken once or through multiple withdrawals throughout the Contract Year. Amounts withdrawn to satisfy required minimum distributions reduce the amount of available Free Withdrawal.

We will deduct a Withdrawal Charge on:

•Withdrawals in excess of the Free Withdrawal amount (the Withdrawal Charge is imposed only on the excess amount above the Free Withdrawal amount),

•Withdrawals under a Contract that exceed its required minimum distribution under the Internal Revenue Code (the entire amount withdrawn to fulfill your withdrawal request, including amounts necessary to pay Withdrawal Charges, will be subject to the Withdrawal Charge),

•Excess Withdrawals on Contracts with an add-on Guaranteed Minimum Withdrawal Benefit;

•The gross amount withdrawn in a total withdrawal, which includes amounts necessary to pay Withdrawal Charges, and

•Amounts applied to income payments on an Income Date if the Income Date is within one year of the Issue Date.

For purposes of the Withdrawal Charge, we treat withdrawals as coming first from earnings (which may be withdrawn free of any Withdrawal Charge), and then from Remaining Premium. If you request a total withdrawal or elect to commence income payments within one year of the date your Contract was issued, the Withdrawal Charge is calculated as a percentage of Remaining Premium in the Contract immediately prior to the withdrawal or commencement of income payments. Please note, any Free Withdrawal taken, like any withdrawal, reduces both Contract Value and Remaining Premium. Any portion of the Withdrawal Charge that would reduce the Fixed Account Value below the Fixed Account Minimum Value will be waived.

The amount of the Withdrawal Charge deducted varies according to the following schedule (state variations may apply):

Withdrawal Charge (as a percentage of Remaining Premium):

Completed Contract Years	0	1	2	3	4	5	6+
	8.0%	8.0%	7.0%	6.0%	5.0%	4.0%	0.0%
You may request a partial withdrawal as either a gross amount withdrawal or a net amount withdrawal. Your selection will have an impact on both the amount you receive and the amount of the Withdrawal Charge assessed on your partial withdrawal. In the absence of instruction from you, we will process your withdrawal as a gross amount withdrawal.

If you elect to receive a gross amount withdrawal, your Contract Value will be reduced by your requested withdrawal amount. Any applicable Withdrawal Charges and taxes will be deducted from your requested withdrawal amount and the remaining amount after deductions will be distributed to you. Therefore, you may receive less than the dollar amount you specified in your withdrawal request. If you elect to receive a net amount withdrawal, your Contract Value will be reduced by your requested withdrawal amount plus the amount needed to cover any applicable Withdrawal Charges and taxes withheld. Therefore, you will receive exactly the amount specified in your withdrawal request, but your Contract Value may be reduced by more than the amount of that request. In each case, Withdrawal Charges, if any, will be assessed against the amount by which your Remaining Premium is reduced (excluding any amount for which the Contract expressly provides for waived or no Withdrawal Charges). A partial withdrawal will reduce Remaining Premium by the amount of Premium withdrawn that incurs a Withdrawal Charge (inclusive of the Withdrawal Charge amount).

Note: Withdrawals under a non-qualified Contract will be taxable on an “income first” basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

We do not assess the Withdrawal Charge on any amounts paid out as:

•income payments during your Contract’s income phase (but the Withdrawal Charge is deducted from your Contract Value at the Income Date if income payments are commenced in the first Contract Year);

•Death Benefits;

•withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the withdrawal requested exceeds the required minimum distribution, then the entire amount withdrawn to fulfill your withdrawal request will be subject to the Withdrawal Charge);

•withdrawals of the Guaranteed Annual Withdrawal Amount on Contracts with an add-on Guaranteed Minimum Withdrawal Benefit; or

•if permitted by your state, withdrawals of up to $250,000 from the Index Account Options or the Fixed Account (subject to certain exclusions) if you are diagnosed with a terminal illness or need extended hospital or nursing home care as provided in your Contract.

Withdrawal Charges are intended to compensate us for expenses incurred in connection with the promotion, sale, and distribution of the Contracts. We intend to use revenue generated from Withdrawal Charges for any legitimate corporate purpose.

For examples illustrating the assessment of Withdrawal Charges in scenarios both with and without earnings present, please see Appendix B, Examples 5 and 6.

Waiver of Withdrawal Charge for Certain Emergencies. We will waive withdrawal Charges under certain circumstances, on up to $250,000 of Contract Value withdrawn, pursuant to the following waivers:

Terminal Illness Waiver. We will waive any Withdrawal Charges on amounts withdrawn after you have provided us with a physician’s statement verifying that you have been diagnosed with an illness that will result in your death within 12 months of diagnosis. The illness giving rise to the terminal diagnoses must arise after the Issue Date of this Contract. This waiver is available only once, no matter the amount withdrawn, or in the circumstances of multiple medical conditions and/or Joint
Owners.
Extended Care Waiver. We will waive any Withdrawal Charges on amounts withdrawn after you have provided us with a physician’s statement verifying that you have been confined to a nursing home or hospital for 90 consecutive days. Your confinement to the nursing home or hospital must begin after the Issue Date of this Contract. This waiver is available only once, no matter the amount withdrawn, or in the circumstances of multiple confinements for the same or a different medical condition and/or Joint Owners.

Withdrawals made pursuant to these waivers from Index Account Options are subject to an Interim Value adjustment. You may exercise these waivers only once under your Contract, and only on amounts of up to $250,000 of Contract Value withdrawn.
Conditions giving rise to the use of these waivers must begin after the Issue Date of your Contract. Please refer to your
Contract for additional details regarding the use of these waivers.

You may owe tax on withdrawals for terminal illness and/or extended care. We encourage you to discuss the use of these waivers and any withdrawals with your financial professional and/or personal tax adviser.
Commutation Fee. If you make a total withdrawal from your Contract after income payments have commenced under options 3 or 4 (see “Income Options”), the amount received will be reduced by (a) minus (b) where:

(a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

(b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

The Commutation Fee compensates us for administrative costs and expenses associated with commuting the annuity payments and determining the amount to be paid.
Expedited Delivery Charge. When you request expedited delivery of any withdrawal amounts, there are additional charges assessed for this service. We pass the current charges for requested expedited delivery services through to you directly, with no added fees or profits to us. This means these charges are subject to change and are not subject to a maximum. The current charge for standard overnight delivery is $23. The current charge for overnight delivery on Saturday is $38.
Wire Transfer Charge. We pass the current charges for requested wire transfer services through to you directly, with no added fees or profits to us. This means these charges are subject to change and are not subject to a maximum. We currently charge up to $20 for standard wire transfers and $25 for international wire transfers in connection with requested withdrawals.
Premium Taxes. Some states and other governmental entities charge Premium taxes or other similar taxes. We pay these taxes and may make a deduction from your Contract Values for them. Premium taxes generally range from 0% to 3.5% (the amount of state Premium tax, if any, will vary from state to state). Premium tax is currently not charged back to the Contract, however, the Company reserves the right to deduct any amounts advanced to pay taxes from the Contract Value.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
BENEFITS AVAILABLE UNDER THE CONTRACTS

The following tables summarize information about the benefits available under the Contract. The availability of Contract benefits may vary depending on the broker-dealer or financial intermediary through which the Contract is sold. See Appendix I: Financial Intermediary Variations.

The current annual charges for the add-on benefits are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy, please visit www.jackson.com/product-literature-11.html. For a list of historical add-on benefit charges, please see “Appendix G (Historical Add-On Benefit Charges).”

Basic Death Benefit (automatically included with the Contract)

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Basic Death Benefit
Guarantees your Beneficiaries will receive a benefit at least equal to the greater of your Contract Value or your total Premiums paid reduced for prior withdrawals (including any applicable charges and adjustments) in the same proportion that the Contract Value was reduced on the date of the withdrawal. *For Owners age 81 and older at the time the Contract issued, the basic Death Benefit is equal to the current Contract Value.
		No additional charge	•Withdrawals could significantly reduce the benefit. •Benefit terminates on annuitization.

Add-On Benefits Available For a Fee

Availability of all add-on benefits are subject to age limitations and other eligibility conditions. Only one add-on benefit may be elected. The current annual charges for the add-on benefits are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy, please visit www.jackson.com/product-literature-11.html. For a list of historical add-on benefit charges, please see “Appendix G (Historical Add-On Benefit Charges).”

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
+Income GMWB and +Income GMWB with Joint Option
Designed to help investors manage their lifetime income needs by guaranteeing the withdrawal of minimum annual amounts for life, regardless of the performance of the Indexes underlying an investor's Index Account Options, while the Contract is in the accumulation phase (i.e. before the Income Date). Annual Step-Ups in years in which the indexes perform well increase the Guaranteed Withdrawal Balance (“GWB”). In addition, you have the potential to increase the Guaranteed Annual Withdrawal Amount (“GAWA”) percentage and in years you wait to take income, regardless of what is happening in the market.
+Income GMWB: Maximum: 3.00% +Income GMWB with Joint Option: Maximum: 3.00% (as a percentage of benefit base)
•GAWA% depends on age on Determination Date.
•+Income GMWB with Joint Option is available only to spouses.
•Jackson may prospectively change the GAWA%, including the age bands, on new GMWB endorsements (via rate sheet).
•May be subject to fee increases on each 5th Contract Anniversary (opting out will affect the benefit and the Contract).
•Withdrawals prior to start of For Life Guarantee and Excess Withdrawals could significantly reduce or terminate the benefit.
•If the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life guarantee and it will never become effective.
•Excess Withdrawals may be subject to a Withdrawal Charge.
•Withdrawals under this GMWB are subject to Interim Value adjustments if withdrawn from an Index Account Option before the end of an Index Account Option Term.
•The GWB can never be more than $10 million (including upon Step-Up).
•Cannot be cancelled by you (except upon spousal continuation).
•Terminates on the Income Date.
•Jackson reserves the right to place restrictions on which Contract Options you may select when you have elected this GMWB. This includes restrictions to Index Account Option Crediting Methods, Protection Options, Indexes, and Term lengths. If any such restrictions are in place, they will be listed in Appendix A: Investment Options Available Under the Contract.

Other Add-On Benefits Included With All Contracts At No Additional Cost

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Terminal Illness Benefit/ Extended Care Benefit
Increases the amount that can be withdrawn from your Contract without a Withdrawal Charge if you experience certain qualifying events such as: (i) diagnosis with an illness that will result in your death within 12 months; or (ii) confinement to a nursing home or hospital for 90 consecutive days.
None
•Maximum free withdrawal amount is $250,000 of your Contract Value.
•Can only be exercised once.
•Any applicable Interim Value adjustment still applies.
•Physician’s statement required.
•Qualifying event must occur after the Contract was issued.

Intra-Term Performance Lock
Allows you to transfer the full Interim Value from your selected Index Account Option into the Short Duration Fixed Account Option, where it will earn the declared Short Duration Fixed Account rate of interest beginning on the Intra-Term Performance Lock Date until the next Contract Anniversary.
None
•Uses the Interim Value calculated at the end of the Business Day after we receive your request. This means you will not be able to determine in advance your "locked in" Index Account Value, and it may be higher or lower than it was on the Business Day we received your request.
•An Intra-Term Performance Lock ends the Index Account Option Term for the Index Account Option out of which it is transferred, effectively terminating that Index Account Option.
•Once an Intra-Term Performance Lock has been processed, it is irrevocable.

End-Term Performance Lock	Automatically transfers any positive Index Adjustment from an Index Account Option to the Fixed Account on the Index Account Option Term Anniversary.	None
•Amounts transferred into the Fixed Account in connection with an End-Term Performance Lock will be unavailable to reallocate to an Index Account Option until the next Contract Anniversary.
•Not available in combination with Automatic Rebalancing.

Rebalancing	Automatically rebalances your Contract Value between eligible Contract Options on the Contract Anniversary based upon the most recent allocation instructions you have provided.	None
•A Contract Option is only eligible for rebalancing at the end of its term.
•Rebalancing will only occur if more than one existing Contract Option's term ends on the same date.
•Not available in combination with End-Term Performance Lock.

Benefits Available [Table Text Block]
Basic Death Benefit (automatically included with the Contract)

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Basic Death Benefit
Guarantees your Beneficiaries will receive a benefit at least equal to the greater of your Contract Value or your total Premiums paid reduced for prior withdrawals (including any applicable charges and adjustments) in the same proportion that the Contract Value was reduced on the date of the withdrawal. *For Owners age 81 and older at the time the Contract issued, the basic Death Benefit is equal to the current Contract Value.
		No additional charge	•Withdrawals could significantly reduce the benefit. •Benefit terminates on annuitization.

Add-On Benefits Available For a Fee

Availability of all add-on benefits are subject to age limitations and other eligibility conditions. Only one add-on benefit may be elected. The current annual charges for the add-on benefits are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy, please visit www.jackson.com/product-literature-11.html. For a list of historical add-on benefit charges, please see “Appendix G (Historical Add-On Benefit Charges).”

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
+Income GMWB and +Income GMWB with Joint Option
Designed to help investors manage their lifetime income needs by guaranteeing the withdrawal of minimum annual amounts for life, regardless of the performance of the Indexes underlying an investor's Index Account Options, while the Contract is in the accumulation phase (i.e. before the Income Date). Annual Step-Ups in years in which the indexes perform well increase the Guaranteed Withdrawal Balance (“GWB”). In addition, you have the potential to increase the Guaranteed Annual Withdrawal Amount (“GAWA”) percentage and in years you wait to take income, regardless of what is happening in the market.
+Income GMWB: Maximum: 3.00% +Income GMWB with Joint Option: Maximum: 3.00% (as a percentage of benefit base)
•GAWA% depends on age on Determination Date.
•+Income GMWB with Joint Option is available only to spouses.
•Jackson may prospectively change the GAWA%, including the age bands, on new GMWB endorsements (via rate sheet).
•May be subject to fee increases on each 5th Contract Anniversary (opting out will affect the benefit and the Contract).
•Withdrawals prior to start of For Life Guarantee and Excess Withdrawals could significantly reduce or terminate the benefit.
•If the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life guarantee and it will never become effective.
•Excess Withdrawals may be subject to a Withdrawal Charge.
•Withdrawals under this GMWB are subject to Interim Value adjustments if withdrawn from an Index Account Option before the end of an Index Account Option Term.
•The GWB can never be more than $10 million (including upon Step-Up).
•Cannot be cancelled by you (except upon spousal continuation).
•Terminates on the Income Date.
•Jackson reserves the right to place restrictions on which Contract Options you may select when you have elected this GMWB. This includes restrictions to Index Account Option Crediting Methods, Protection Options, Indexes, and Term lengths. If any such restrictions are in place, they will be listed in Appendix A: Investment Options Available Under the Contract.

Other Add-On Benefits Included With All Contracts At No Additional Cost

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Terminal Illness Benefit/ Extended Care Benefit
Increases the amount that can be withdrawn from your Contract without a Withdrawal Charge if you experience certain qualifying events such as: (i) diagnosis with an illness that will result in your death within 12 months; or (ii) confinement to a nursing home or hospital for 90 consecutive days.
None
•Maximum free withdrawal amount is $250,000 of your Contract Value.
•Can only be exercised once.
•Any applicable Interim Value adjustment still applies.
•Physician’s statement required.
•Qualifying event must occur after the Contract was issued.

Intra-Term Performance Lock
Allows you to transfer the full Interim Value from your selected Index Account Option into the Short Duration Fixed Account Option, where it will earn the declared Short Duration Fixed Account rate of interest beginning on the Intra-Term Performance Lock Date until the next Contract Anniversary.
None
•Uses the Interim Value calculated at the end of the Business Day after we receive your request. This means you will not be able to determine in advance your "locked in" Index Account Value, and it may be higher or lower than it was on the Business Day we received your request.
•An Intra-Term Performance Lock ends the Index Account Option Term for the Index Account Option out of which it is transferred, effectively terminating that Index Account Option.
•Once an Intra-Term Performance Lock has been processed, it is irrevocable.

End-Term Performance Lock	Automatically transfers any positive Index Adjustment from an Index Account Option to the Fixed Account on the Index Account Option Term Anniversary.	None
•Amounts transferred into the Fixed Account in connection with an End-Term Performance Lock will be unavailable to reallocate to an Index Account Option until the next Contract Anniversary.
•Not available in combination with Automatic Rebalancing.

Rebalancing	Automatically rebalances your Contract Value between eligible Contract Options on the Contract Anniversary based upon the most recent allocation instructions you have provided.	None
•A Contract Option is only eligible for rebalancing at the end of its term.
•Rebalancing will only occur if more than one existing Contract Option's term ends on the same date.
•Not available in combination with End-Term Performance Lock.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
The availability of investment options may vary depending on the broker-dealer or financial intermediary through which the Contract is sold. See: Appendix I: Financial Intermediary Variations.

The following is a list of the Index Account Options currently available under the Contract. We may change the features of the Index Account Options listed below (including the Index and the current limits on Index gains and losses), offer new Index Account Options, and terminate existing Index Account Options. We will provide you with written notice before making any changes other than the changes to current limits on Index gains. Information about current limits on Index gains is available at Jackson.com/RatesJMLP3. The current Buffer and Floor rates for new Index Account Option Terms are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy of the most recent Rate Sheet Prospectus Supplement(s), please visit www.jackson.com/product-literature-11.html. For more information about the Index Account Options, please see "Index Account" beginning on page 29 and "Additional Information About the Index Account Options" beginning on page 31.

Note: If amounts are removed from an Index Account Option before the end of the Index Account Option Term, we will apply an Interim Value adjustment. This may result in a significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the option until the end of the Index Account Option Term. For more information on Interim Value, please see "Interim Value Calculation and Adjustment" beginning on page 50.

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
S&P 500[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Trigger Rate
S&P 500[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Trigger Rate
S&P 500[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Trigger Rate
S&P 500[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
S&P 500[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
S&P 500[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Russell 2000[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Trigger Rate
Russell 2000[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Trigger Rate
Russell 2000[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Trigger Rate
Russell 2000[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Russell 2000[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Russell 2000[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Cap Rate, 100% Index Participation Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
Russell 2000[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
MSCI EAFE[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Trigger Rate
MSCI EAFE[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Trigger Rate
MSCI EAFE[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Trigger Rate
MSCI EAFE[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
MSCI EAFE[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate
MSCI EAFE[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
MSCI Emerging Markets[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
MSCI Emerging Markets[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Trigger Rate
MSCI Emerging Markets[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Trigger Rate
MSCI Emerging Markets[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Trigger Rate
MSCI Emerging Markets[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
MSCI Emerging Markets[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate
MSCI Emerging Markets[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Nasdaq-100[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Trigger Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
Nasdaq-100[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Trigger Rate
Nasdaq-100[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Trigger Rate
Nasdaq-100[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Nasdaq-100[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Nasdaq-100[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate

1.All Indexes are price return indexes and not total return indexes, and therefore do not reflect dividends paid on the securities composing the Index. This will reduce the Index Return and will cause the Index to underperform a direct investment in the securities composing the Index.

We reserve the right to delete or add Index Account Options, Indexes, Crediting Methods, Protection Options, and Index Account Option Terms in the future. There will always be more than one Index Account Option available, and those options will always be identical or similar to one of the options disclosed in this prospectus. When offered, available Buffer and Floor rates are guaranteed to be no less than 5%. There will always be at least one Protection Option available for election.

The following is a list of Fixed Account Options currently available under the Contract. We may change the features of the Fixed Account Options listed below, offer new Fixed Account Options, and terminate existing Fixed Account Options. We will provide you with written notice before doing so. For more information about the Fixed Account Options, please see "Fixed Account" beginning on page 27.

Name	Term	Minimum Guaranteed Interest Rate
Fixed Account Option	1 year	2.40%
Short Duration Fixed Account Option	Until the next Contract Anniversary following exercise of Intra-Term Performance Lock or spousal continuation	2.40%

Index-Linked Option [Line Items]
Index-Linked Options Available, Legend [Text Block]
The availability of investment options may vary depending on the broker-dealer or financial intermediary through which the Contract is sold. See: Appendix I: Financial Intermediary Variations.

The following is a list of the Index Account Options currently available under the Contract. We may change the features of the Index Account Options listed below (including the Index and the current limits on Index gains and losses), offer new Index Account Options, and terminate existing Index Account Options. We will provide you with written notice before making any changes other than the changes to current limits on Index gains. Information about current limits on Index gains is available at Jackson.com/RatesJMLP3. The current Buffer and Floor rates for new Index Account Option Terms are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy of the most recent Rate Sheet Prospectus Supplement(s), please visit www.jackson.com/product-literature-11.html. For more information about the Index Account Options, please see "Index Account" beginning on page 29 and "Additional Information About the Index Account Options" beginning on page 31.

Note: If amounts are removed from an Index Account Option before the end of the Index Account Option Term, we will apply an Interim Value adjustment. This may result in a significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the option until the end of the Index Account Option Term. For more information on Interim Value, please see "Interim Value Calculation and Adjustment" beginning on page 50.

Index-Linked Options Available [Table Text Block]

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
S&P 500[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Trigger Rate
S&P 500[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Trigger Rate
S&P 500[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Trigger Rate
S&P 500[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
S&P 500[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
S&P 500[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Russell 2000[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Trigger Rate
Russell 2000[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Trigger Rate
Russell 2000[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Trigger Rate
Russell 2000[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Russell 2000[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Russell 2000[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Cap Rate, 100% Index Participation Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
Russell 2000[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
MSCI EAFE[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Trigger Rate
MSCI EAFE[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Trigger Rate
MSCI EAFE[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Trigger Rate
MSCI EAFE[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
MSCI EAFE[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate
MSCI EAFE[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
MSCI Emerging Markets[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
MSCI Emerging Markets[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Trigger Rate
MSCI Emerging Markets[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Trigger Rate
MSCI Emerging Markets[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Trigger Rate
MSCI Emerging Markets[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
MSCI Emerging Markets[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate
MSCI Emerging Markets[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Nasdaq-100[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Trigger Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
Nasdaq-100[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Trigger Rate
Nasdaq-100[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Trigger Rate
Nasdaq-100[1]	Market Index	1 year	See current Rate Sheet Prospectus Supplement	1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Nasdaq-100[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	3 years	See current Rate Sheet Prospectus Supplement	1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Nasdaq-100[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	6 years	See current Rate Sheet Prospectus Supplement	2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
1.All Indexes are price return indexes and not total return indexes, and therefore do not reflect dividends paid on the securities composing the Index. This will reduce the Index Return and will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Available, Price Return Index Underperforms [Text Block]	This will reduce the Index Return and will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Available, Price Return Index Deducts Costs [Text Block]	All Indexes are price return indexes and not total return indexes, and therefore do not reflect dividends paid on the securities composing the Index.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]
The following is a list of Fixed Account Options currently available under the Contract. We may change the features of the Fixed Account Options listed below, offer new Fixed Account Options, and terminate existing Fixed Account Options. We will provide you with written notice before doing so. For more information about the Fixed Account Options, please see "Fixed Account" beginning on page 27.

Fixed Options Available [Table Text Block]

Name	Term	Minimum Guaranteed Interest Rate
Fixed Account Option	1 year	2.40%
Short Duration Fixed Account Option	Until the next Contract Anniversary following exercise of Intra-Term Performance Lock or spousal continuation	2.40%

Item 31A. Non-Variable Annuities [Line Items]
Non-variable Annuities [Table Text Block]

Name of the Contract	Number of Contracts outstanding	Total value attributable to the Index-Linked and/or Fixed Option subject to an Adjustment	Number of Contracts sold during the prior calendar year	Gross premiums received during the prior calendar year	Amount of Contract Value redeemed during the prior calendar year	Combination Contract (Yes/No)
Jackson Market Link Pro III	N/A	N/A	N/A	N/A	N/A	No

Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Basic Death Benefit
Purpose of Benefit [Text Block]
Guarantees your Beneficiaries will receive a benefit at least equal to the greater of your Contract Value or your total Premiums paid reduced for prior withdrawals (including any applicable charges and adjustments) in the same proportion that the Contract Value was reduced on the date of the withdrawal. *For Owners age 81 and older at the time the Contract issued, the basic Death Benefit is equal to the current Contract Value.

Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	•Withdrawals could significantly reduce the benefit. •Benefit terminates on annuitization.
Benefits Description [Table Text Block]
DEATH BENEFIT

The Contract has a Death Benefit, which is payable during the accumulation phase, and in some circumstances even after you begin taking income payments. Amounts applied to Death Benefit payout options from Index Account Options are subject to an Interim Value adjustment. If you die before moving into the income phase, the Death Benefit equals the greater of:

•your Contract Value on the date we receive all required documentation from your Beneficiary; or

•the total Premium you have paid into the Contract reduced for prior withdrawals (including any applicable charges and adjustments) in the same proportion that the Contract Value was reduced on the date of the withdrawal.*

*For Owners age 81 and older at the time the Contract is issued, the return of premium component of the Death Benefit is unavailable, and the Death Benefit will equal the current Contract Value.

If you begin taking income payments on the Latest Income Date, the Death Benefit amount is equal to the greater of zero or:

•the total Premium you have paid into the Contract, reduced for prior withdrawals (including any applicable charges and adjustments) incurred since the issuance of the Contract through the Latest Income Date, in the same proportion that the Contract Value was reduced on the date of such withdrawals, less

•the Contract Value on the Latest Income Date.*

*For Owners age 81 and older at the time the Contract is issued, the Death Benefit is not payable once you begin taking income from your Contract, regardless of the Income Date selected, and the Death Benefit terminates on the Income Date.

For an example of how your Death Benefit is reduced proportionally for prior withdrawals, assume that your initial Premium is $100,000. After one year, your Contract Value is $95,000, and you take a withdrawal for $9,500. You are withdrawing 10% of your Contract Value ($9,500 / $95,000 = 10%), so the reduction of your Premium for the purposes of determining your Death Benefit will also be 10%, making your premium for purposes of the Death Benefit calculation now $90,000 ($100,000 – ($100,000 * 10%)).
If the Contract is owned by joint Owners, the Death Benefit is due upon the death of the first joint Owner. If the Contract is owned by a legal entity, the Death Benefit is due upon the death of the Annuitant (in the case of joint Annuitants, the Death Benefit is payable upon the death of the first Annuitant).

The Death Benefit is due following our receipt of all required documentation in Good Order. Required documentation includes proof of death, a claim form, and any other documentation we reasonably require. If we have received proof of death and any other required documentation, we will calculate the share of the Death Benefit due to a Beneficiary of record using Contract values established at the close of business on the date we receive from that Beneficiary a claim form with a payment option elected. If we have not received proof of death or any other required documentation, we will calculate the share of the Death Benefit due to a Beneficiary of record using Contract values established at the close of business on the date we receive any remaining required documentation. As a result, based on the timing of a Beneficiary's claim submission, and the performance of the Index, Interim Value adjustments and positive or negative Index Adjustments credited to Index Account Options may cause the calculation of a Beneficiary’s Death Benefit share to differ from the calculation of another Beneficiary’s Death Benefit share. We will pay interest on a Beneficiary’s Death Benefit share as required by law.

If you die before you begin taking income from the Contract, the person you have chosen as your Beneficiary will receive the Death Benefit. If you have a joint Owner, the Death Benefit will be paid when the first joint Owner dies. The surviving joint Owner will be treated as the Beneficiary. Any other Beneficiary designated will be treated as a contingent Beneficiary. Only a spousal Beneficiary has the right to continue the Contract in force upon your death. If we do not receive a claim form and due proof of your death in Good Order from a surviving joint Owner during their lifetime, we will pay the Death Benefit in accordance with the last Beneficiary designation received by us in Good Order before the last joint Owner's death. If no Beneficiary designation is in effect, or the designated Beneficiary(ies) have not survived the Owner, or in the case of jointly owned Contracts, both joint Owners, the Death Benefit shall be paid to the Owner's estate, or in the case of jointly owned Contracts, the estate of the last joint Owner to die.
Payout Options. The Death Benefit can be paid under one of the following payout options:

•single lump-sum payment;

•payment of entire Death Benefit within 5 years of the date of death;

•on non-qualified contracts or for spousal Beneficiaries or Eligible Designated Beneficiaries on qualified contracts, payment of the entire Death Benefit under an income option over the Beneficiary’s lifetime or for a period not extending beyond the Beneficiary’s life expectancy. Any portion of the Death Benefit not applied under an income option within one year of the Owner's death, however, must be paid within five years of the date of the Owner's death on non-qualified contracts; or

•on qualified contracts, payment of the entire Death Benefit under an income option over a period not extending beyond ten (10) years, with distribution beginning within the calendar year following the calendar year of the Owner's death.

Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.

If the Beneficiary elects to receive the Death Benefit as an income option, the Beneficiary must make that payout option election within 60 days of the date we receive proof of death and payments of the Death Benefit must begin within one year of the date of death. If the Beneficiary chooses to receive some or all of the Death Benefit in a single sum and all the necessary requirements are met, we will pay the Death Benefit within seven days. If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name. If no payout option is selected, the entire Death Benefit will be paid within 5 years of the Owner’s date of death. For more information, please see “Spousal Continuation Option” below.
Pre-Selected Payout Options. As Owner, you may also make a predetermined selection of the Death Benefit payout option in the event your death occurs before the Income Date. However, at the time of your death, we may modify the Death Benefit option if the Death Benefit you selected exceeds the life expectancy of the Beneficiary. If this Pre-selected Death Benefit Option election is in force at the time of your death, the payment of the Death Benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. If the Beneficiary does not submit the required documentation for the Death Benefit to us within one year of your death, however, the Death Benefit must be paid, in a single lump sum, within five years of your death. The Pre-selected Death Benefit Option may not be available in your state.
Spousal Continuation Option. If your spouse is the sole Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Spousal Continuation Option, no Death Benefit will be paid at that time. Moreover, except as described below, we will apply to the Contract a continuation adjustment, which is the amount by which the Death Benefit that would have been payable exceeds the Contract Value. We calculate the continuation adjustment amount using the Contract Value and Death Benefit as of the date we receive completed forms and due proof of death from the Beneficiary of record and the spousal Beneficiary’s written request to continue the Contract (the “Continuation Date”). We will add this amount to the Short Duration Fixed Account Option. On the next Contract Anniversary, the continuation adjustment will be reallocated to the 1-year Fixed Account Option unless you provide updated allocation instructions. The Spousal Continuation Option may not be available in your state. See your financial professional for information regarding the availability of the Spousal Continuation Option.

If your spouse continues the Contract in his/her own name under the Spousal Continuation Option, the new Contract Value will be considered the initial Premium for purposes of determining any future Death Benefit under the Contract.

The Spousal Continuation Option is available to elect one time on the Contract. However, if you have elected the Pre-selected Death Benefit Option the Contract cannot be continued under the Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code. The Pre-selected Death Benefit Option may not be available in your state.

The Spousal Continuation Option is not available in the event of a change from the original Owner or an assignment of the Contract.
Death of Owner On or After the Income Date. On or after the Income Date, if you or a joint Owner die, and are not the Annuitant, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the Beneficiary becomes the Owner. If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.
Death of Annuitant. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a legal entity, then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, any remaining guaranteed payment will be paid to the Beneficiary as provided for in the income option selected. Any life-contingent Income Payments cease on the death of the Annuitant.
Stretch Contracts. The beneficiary of death benefit proceeds from another company’s non-qualified annuity contract or the eligible designated beneficiary (as defined by the Internal Revenue Code and implementing regulations) of death benefit proceeds from another company’s tax-qualified annuity contract or plan, may use the death benefit proceeds to purchase a Contract (“Stretch Contract”) from us. The beneficiary of the prior contract or plan (“Beneficial Owner”) must begin taking distributions or must have begun taking distributions under the prior contract or plan, within one year of the decedent’s death. The distributions must be taken over a period not to exceed the life expectancy of the Beneficial Owner, and the distributions must satisfy the minimum distribution requirements resulting from the decedent’s death as defined by the Internal Revenue Code and implementing regulations. (See “Non-Qualified Contracts – Required Distributions” on page 72.) Upon the Beneficial Owner’s death, under a tax-qualified Stretch Contract, the designated beneficiary must distribute the Contract Value on or before the end of the 10th year after the Beneficial Owner’s death. We will waive Withdrawal Charges on any withdrawal necessary to satisfy the minimum distribution requirements. Withdrawals in excess of the minimum distribution requirements may be taken at any time, subject to applicable Withdrawal Charges. Non-qualified Stretch Contracts may not be available in all states.

The rights of Beneficial Owners are limited to those applicable to the distribution of the death benefit proceeds.

Special requirements apply to non-qualified Stretch Contracts. All Premium must be received in the form of a full or partial 1035 exchange of the death benefit proceeds from a non-qualified annuity contract and other forms of Premium payments are not permitted. Joint ownership is not permitted. Please read the Contract and accompanying endorsement carefully for more information about these and other requirements.

Name of Benefit [Text Block]	Basic Death Benefit
Income GMWB [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	3.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	+Income GMWB and +Income GMWB with Joint Option
Purpose of Benefit [Text Block]	Designed to help investors manage their lifetime income needs by guaranteeing the withdrawal of minimum annual amounts for life, regardless of the performance of the Indexes underlying an investor's Index Account Options, while the Contract is in the accumulation phase (i.e. before the Income Date). Annual Step-Ups in years in which the indexes perform well increase the Guaranteed Withdrawal Balance (“GWB”). In addition, you have the potential to increase the Guaranteed Annual Withdrawal Amount (“GAWA”) percentage and in years you wait to take income, regardless of what is happening in the market.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	3.00%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	3.00%
Brief Restrictions / Limitations [Text Block]
•GAWA% depends on age on Determination Date.
•+Income GMWB with Joint Option is available only to spouses.
•Jackson may prospectively change the GAWA%, including the age bands, on new GMWB endorsements (via rate sheet).
•May be subject to fee increases on each 5th Contract Anniversary (opting out will affect the benefit and the Contract).
•Withdrawals prior to start of For Life Guarantee and Excess Withdrawals could significantly reduce or terminate the benefit.
•If the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life guarantee and it will never become effective.
•Excess Withdrawals may be subject to a Withdrawal Charge.
•Withdrawals under this GMWB are subject to Interim Value adjustments if withdrawn from an Index Account Option before the end of an Index Account Option Term.
•The GWB can never be more than $10 million (including upon Step-Up).
•Cannot be cancelled by you (except upon spousal continuation).
•Terminates on the Income Date.
•Jackson reserves the right to place restrictions on which Contract Options you may select when you have elected this GMWB. This includes restrictions to Index Account Option Crediting Methods, Protection Options, Indexes, and Term lengths. If any such restrictions are in place, they will be listed in Appendix A: Investment Options Available Under the Contract.

Benefits Description [Table Text Block]
GMWB Charge. The charge for the GMWB begins when the +Income GMWB or +Income GMWB with Joint Option endorsement is added to the Contract and is expressed as an annual percentage of the Guaranteed Withdrawal Balance (“GWB”). For more information about the GWB, please see “Guaranteed Withdrawal Balance” beginning on page 57.

The table below shows the maximum annual charges and the maximum increase we may make to the annual charge at one time. Current annual charges are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy, please visit www.jackson.com/product-literature-11.html. For a list of historical add-on benefit charges, please see “Appendix G (Historical Add-On Benefit Charges).”
+Income GMWB

	Maximum Annual Charge	Maximum Increase to Annual Charge (at one time)
GMWB Charge	3.00%	0.25%
Charge Basis	GWB
Charge Frequency	Annual

+Income GMWB with Joint Option

	Maximum Annual Charge	Maximum Increase to Annual Charge (at one time)
GMWB Charge	3.00%	0.25%
Charge Basis	GWB
Charge Frequency	Annual

You pay the applicable percentage of the GWB each Contract Anniversary.

We deduct the charge from your Contract Value on an annual basis. The charge is deducted from Contract Value after any applicable interest is credited on the Contract Anniversary and any funds in the Short Duration Fixed Account Option are automatically transferred out, but before the annual Step-Up would occur, if applicable. If the Fixed Account Value is greater than the Fixed Account Minimum Value, the charge will be deducted from your allocations to all Contract Options in the same proportions that the respective allocations bear to your Contract Value until such time that the Fixed Account Contract Value has been reduced to the Fixed Account Minimum Value. If the Fixed Account Value is equal to the Fixed Account Minimum Value, the charge will be deducted from your allocations to the Index Account Options. If no value remains in the Index Account Options and the Fixed Account Value is equal to the Fixed Account Minimum Value, the charge will not be assessed for that Contract Year. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Deduction of the GMWB Charge will result in a reduction of the Contract Value element of the basic Death Benefit. Upon termination of the endorsement, the charge is prorated for the period since the last annual charge.

On each fifth Contract Anniversary, we reserve the right to increase the charge, subject to the applicable maximum annual charge and maximum increase to annual charge, as shown in the tables above. If the GMWB Charge is to increase, a notice will be sent to you 45 calendar days prior to the Contract Anniversary. You may then elect to opt out of the charge increase and any future charge increases by forfeiting annual Step-Ups on future Contract Anniversaries. Upon such election, the GAWA% will be determined with no future recalculation. The Determination Date Step-Up is not impacted by an election to opt out of a charge increase. While electing to discontinue future annual Step-Ups will prevent an increase in the charge, you will be foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Such election is final, and you may not subsequently elect to reinstate annual Step-Ups once they have been discontinued. All elections must be received by us in Good Order prior to the Contract Anniversary. Charge increases under this provision may only occur every five years on the Contract Anniversary. If we opt not to increase a charge under this provision, the charge will not be subject to increase again until the Contract Anniversary five years thereafter.

The actual deduction of the charge will be reflected in your annual statement. You will continue to pay the GMWB Charge through the earlier date that you annuitize the Contract or your Contract Value is zero. We will, however, stop deducting the charge under other circumstances that would cause the GMWB to terminate. For more information, please see “Termination” beginning on page 65. We reserve the right to prospectively change the charge on new Contracts or if you elect this GMWB after your Contract is issued (subject to availability), subject to the applicable maximum annual charge listed above. Upon election of this GMWB, the applicable GMWB Charge will be reflected in your confirmation. For more information about how this GMWB works, please see “+Income GMWB and +Income GMWB with Joint Option" beginning on page 57.
+Income GMWB and +Income GMWB with Joint Option. The +Income GMWB and +Income GMWB with Joint Option are add-on Guaranteed Minimum Withdrawal Benefits with annual Step-Ups and a Determination Date Step-Up, designed to help investors manage their lifetime income needs by guaranteeing the withdrawal of minimum annual amounts for life, regardless of the performance of the Indexes underlying an investor's Index Account Options, while the Contract is in the accumulation phase (i.e. before the Income Date). We call this guarantee the For Life Guarantee, and on +Income GMWB, which is a single life benefit, it lasts for the lifetime of the Designated Life (or the lifetime of the joint Owner who dies first). On +Income GMWB with Joint Option, which is a benefit designed to cover two spousal Covered Lives, the For Life Guarantee lasts for the lifetime of the last surviving Covered Life.

For the +Income GMWB, the Designated Life is the original Owner (or oldest joint Owner) if the Owner is a natural person. For the +Income GMWB with Joint Option, the Designated Life is the youngest Covered Life. If the Owner is a legal entity, the original Annuitant (or oldest joint Annuitant) is the Designated Life. On Contracts owned by a legal entity where there are joint Annuitants, the For Life Guarantee lasts for the lifetime of the joint Annuitant who dies first. The Designated Life may not be changed. +Income GMWB is available to single Owners, spouses, or unrelated joint Owners. +Income GMWB with Joint Option is available only to spouses.

For the +Income GMWB with Joint Option, each of the individuals covered under the For Life Guarantee are called Covered Lives. On qualified plan Contracts, the Owner and the primary spousal Beneficiary named as of the effective date of the GMWB with Joint Option will each be considered a Covered Life. On qualified custodial account Contracts, the Annuitant and contingent Annuitant named as of the effective date of the GMWB with Joint Option will each be considered a Covered Life. On non-qualified plan Contracts, the spousal joint Owners will each be considered a Covered Life. The Covered Lives may not be changed.

References in the disclosures below to “this GMWB” apply to each of the +Income GMWB and +Income GMWB with Joint Option, including their associated GAWA percentages, as discussed below. This GMWB is offered to Owners (+Income GMWB) or Covered Lives (+Income GMWB with Joint Option) between the ages of 50 and 80.

This GMWB may not be terminated by the Owner independently from the Contract to which it is attached.

Upon the death of the Owner or joint Owner, if the Beneficiary is a non-spousal Beneficiary, the GWB is void and this GMWB terminates automatically; therefore, the death of the Owner or joint Owner may have a significant negative impact on the value of this GMWB and cause the GMWB to prematurely terminate.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than the GAWA to meet the Contract’s RMD without compromising the endorsement’s guarantees. Example 3 in Appendix E under section “I. +Income GMWB” supplements this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “Required Minimum Distributions under certain Tax-Qualified Plans ("RMDs")” on page 64 for more information.

We reserve the right to place restrictions on which Contract Options you may select when you have elected this GMWB. This includes restrictions to Index Account Option Crediting Methods, Protection Options, Indexes, and Term lengths. If any such restrictions are in place, they will be listed in Appendix A: Investment Options Available Under the Contract, and you will be provided notice of these restrictions.
The following description of this GMWB is supplemented by the examples in Appendix E.
Guaranteed Withdrawal Balance (“GWB”). The GWB is established for the sole purpose of determining the GAWA. It is not the Contract Value, and it cannot be withdrawn. The GWB is equal to the Premium, net of any applicable taxes, if elected at issue, or the Contract Value, if elected after issue. The GWB is eligible to be automatically increased by a Step-Up on each Contract Anniversary following the effective date of the GMWB. A Step-Up is a Contract feature under which we automatically increase the GWB to reflect increases in the Contract Value if the Contract Value is greater than the GWB. An increase in your GWB may increase your GAWA in the new Contract Year.

On the date that the GAWA is first determined, the "Determination Date", the GWB can also be increased by a one-time Determination Date Step-Up which is a Contract feature under which we automatically increase the GWB to equal the Contract
Value if the Contract Value is greater than the GWB on the Determination Date. Any increase to the GWB as a result of a Determination Date Step-Up would be calculated prior to determining the GAWA. For more information about the Determination Date and the calculation of the GAWA, please see the "Withdrawals" subsection below. For more information Step-Ups, please see "Step-Up" beginning on page 60.

It is important to note that withdrawals from your Contract Value (including GAWA withdrawals) make it less likely that future step-ups to your GWB (if any) will increase your GAWA. This is because all withdrawals (including GAWA withdrawals) reduce your Contract Value and GWB. It is also important to note that Excess Withdrawals may significantly reduce the likelihood that your GAWA will increase due to a step-up, as Excess Withdrawals (unlike GAWA withdrawals) result in a proportional reduction to your GWB and may cause your GWB to be reduced by more than the amount withdrawn; in other words, on more than a dollar for dollar basis.

The GWB can never be more than $10 million (including upon step-up), and the GWB is reduced by each withdrawal. The GWB will be reduced proportionally by Excess Withdrawals. Such reductions could be substantial. See "Withdrawals" below for more information on the impact of different types of withdrawals on the GWB.
Withdrawals. This GMWB is designed to permit annual withdrawals ("GAWA withdrawals") equal to the Guaranteed Withdrawal amount, on and after the effective date.

The maximum cumulative withdrawals you may take in any Contract Year, without reducing the For Life Guarantee, or potentially terminating the Contract, may not exceed the Guaranteed Withdrawal amount, which is equal to the greater of the GAWA or any applicable RMD under the Internal Revenue Code. Withdrawals exceeding the Guaranteed Withdrawal amount ("Excess Withdrawals"), cause the GWB and GAWA to be recalculated and reduced, as discussed below. Such reductions could be substantial. In addition, if the Excess Withdrawal causes your Contract Value to drop to zero, the Contract will terminate and no future GAWA withdrawals will be permitted.

The GAWA is determined on the Determination Date, which is the earlier of:
•the time of the first withdrawal after the effective date of this GMWB,
•the date the Owner elects to opt out of annual Step-Ups to avoid an increase in the GMWB Charge,
•the date the Contract Value drops to zero (other than due to an Excess Withdrawal or total withdrawal),
•the date the GMWB is continued by a spousal Beneficiary, or
•upon election of the Life Income of the GAWA or Joint Life Income of the GAWA Income Options.

On the Determination Date, the GAWA is equal to the GWB multiplied by the GAWA percentage ("GAWA%"). The
GAWA% is locked-in on the Determination Date, and will not subsequently change. The GAWA% is based on the Designated Life's attained age on the Determination Date and the elapsed Deferral Years. A Deferral Year is the period of time measured by each Contract Anniversary that has passed after the effective date of this GMWB and before the Determination Date. Deferral Years stop accruing at the Determination Date.

The current GAWA percentages are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy of the current Rate Sheet Prospectus Supplement, please visit www.jackson.com/product-literature-11.html. We reserve the right to prospectively change the GAWA percentages, including the age bands and Deferral Years associated with those GAWA percentages, on new GMWB endorsements. This means that if you do not elect this GMWB at issue, the GAWA percentages associated with this GMWB when elected on a Contract Anniversary (subject to availability) may be different than the rates you would have received if you had elected this GMWB at issue. Please see “Appendix F (Historical Add-On Benefit Rates)” to view historical GAWA percentages.

The GAWA percentages applicable to your benefit will be reflected in your Contract endorsement.

Recalculation of the GWB and/or the GAWA due to Withdrawals. Withdrawals cause the GWB and/or GAWA to be recalculated in the following ways:
•Recalculation of the GWB upon GAWA Withdrawals. Withdrawals taken on or after the Determination Date that do not cause the cumulative total of all withdrawals taken in the Contract Year to exceed the Guaranteed Withdrawal amount, will cause the GWB to be reduced by the dollar amount of the withdrawal, but will not trigger a recalculation of the GAWA.
•Recalculation of the GWB and GAWA upon Excess Withdrawals. Any portion of a withdrawal taken on or after the Determination Date that causes the sum of all withdrawals taken in the Contract Year to exceed the Guaranteed Withdrawal amount will cause the GWB to be reduced proportionally as follows:
◦The dollar-for-dollar portion (DFD Portion) of the partial withdrawal is equal to the greater of (1) the GAWA at the time of the partial withdrawal or the RMD, less all prior partial withdrawals made in the current Contract Year, or (2) zero.
◦The Proportional Reduction Factor for the partial withdrawal is defined to be:
•The GWB is reduced to equal the greater of the GWB prior to the partial withdrawals less the DFD Portion, reduced for the Excess Withdrawal in the same proportion as the Contract Value is reduced (i.e. GWB prior to the Excess Withdrawal, reduced for the DFD portion, then multiplied by the Proportional Reduction Factor); or zero.
•The GAWA is reduced for the Excess Withdrawal in the same proportion as the Contract Value is reduced (i.e. the GAWA prior to the Excess Withdrawal is multiplied by the Proportional Reduction Factor).
◦In recalculating the GWB and GAWA, both values could be reduced by more than the withdrawal amount; in other words, on more than a dollar-for-dollar basis. Therefore, please note that withdrawing more than the Guaranteed Withdrawal amount in any Contract Year may have a significantly negative impact on the value of the GMWB.
Excess Withdrawals will never change the GAWA%.
For examples illustrating the impact of various types of withdrawals at different times during your Contract's life cycle on your GWB and GAWA values, please see Appendix E, Examples 3, 4, and 6, beginning on page E-1.
At the end of each Contract Year after the GAWA has been determined, if the For Life Guarantee is not in effect and the GWB is less than the GAWA, the GAWA is set equal to the GWB. This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee and it will never become effective. See “Contract Value is Zero” below for more information.

Guaranteed Withdrawals are not subject to Withdrawal Charges. However, any portion of a withdrawal defined as an Excess Withdrawal, may be subject to a Withdrawal Charge at the time of the withdrawal. Any withdrawals in excess of the Free Withdrawal amount may be subject to a Withdrawal Charge. If the Guaranteed Withdrawal amount is greater than the Free Withdrawal amount, then the Guaranteed Withdrawal amount will be considered the Free Withdrawal amount. Guaranteed Withdrawals are subject to an Interim Value adjustment if they are withdrawn from an Index Account Option prior to the end of the Index Account Option Term.

You may take your Guaranteed Withdrawal all at once as a single withdrawal, or as multiple withdrawals throughout the Contract Year. If you do not take your full Guaranteed Withdrawal during a Contract Year, you may not take more than the Guaranteed Withdrawal in subsequent years (i.e. the Guaranteed Withdrawal amount is not cumulative).

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any Withdrawal Charges, Interim Value adjustments, charges for expedited delivery or wire transfers, or any applicable taxes.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract, and will be subject to Interim Value adjustments if withdrawn from an Index Account Option before the end of an Index Account Option Term. For more information on withdrawals generally, please see "Access to Your Money" beginning on page 56, and "Withdrawal Charge" beginning on page 47. All withdrawals count toward the total amount withdrawn in a Contract Year, including automatic withdrawals, RMDs for certain tax-qualified Contracts, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 71.

If the age of any Designated Life (or Covered Life for +Income GMWB with Joint Option) is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the
GAWA percentage applicable at the correct age. If the age at election of the Designated Life (or either Covered Life for +Income GMWB with Joint Option) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or Excess Withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.
Step-Up. There are two types of Step-Ups available when you elect this GMWB: an annual Step-Up and a Determination Date Step-Up. On each Contract Anniversary following the effective date of this GMWB, the GWB will be automatically increased to equal the Contract Value if the Contract Value is greater than the GWB. We call this increase an annual Step-Up. On the Determination Date, the GWB will be automatically increased to equal the Contract Value if the Contract Value is greater than the GWB. We call this increase a Determination Date Step-Up. Any Determination Date Step-Up will be completed prior to the determination of the GAWA on the Determination Date. Please note that if you have opted out of annual Step-Ups in order to avoid a communicated GMWB Charge increase on a 5th Contract Anniversary, you will no longer receive annual Step-Ups on Contract Anniversaries. The date on which you opt out of annual Step-Ups will be the Determination Date, and your GAWA% will be locked in and will not subsequently change. Opting out of annual Step-Ups will never impact the Determination Date Step-Up. Please see "GMWB Charge" beginning on page 49 for more information about potential increases to the GMWB Charge and your ability to opt out of those increases.

With a Step-Up –	The GWB equals the Contract Value on the Contract Anniversary (subject to a $10 million maximum).
If the step-up occurs after the GAWA has been determined, the GAWA is recalculated, equaling the greater of:
	●	The GAWA% multiplied by the new GWB, or
	●	The GAWA immediately prior to step-up.

It is important to note that withdrawals from your Contract (including Guaranteed Withdrawals) make it less likely that a future Step-Up to your GWB (if any) will increase your GAWA. This is because all withdrawals reduce your Contract Value and GWB. It is also important to note that Excess Withdrawals may significantly reduce the likelihood that your GAWA will increase due to a Step-Up, as Excess Withdrawals (unlike Guaranteed Withdrawals) result in a proportional reduction to your GWB and may cause your GWB to be reduced by more than the amount withdrawn.

The GWB can never be more than $10 million with a Step-Up. Upon Step-Up, the applicable GMWB Charge will be reflected in your confirmation.
For Life Guarantee. The For Life Guarantee entitles you to continue taking GAWA withdrawals for your life (or the lifetime of the joint Owner to die first), or for the lifetime of the last surviving Covered Life under +Income GMWB with Joint Option, even after your Contract Value has dropped to zero (unless as the result of an Excess Withdrawal or total withdrawal of Contract Value). Once the Contract Value drops to zero (unless as the result of an Excess Withdrawal or total withdrawal of Contract Value), these GAWA withdrawals will take the form of payments from the Company in an amount equal to the GAWA, net of any applicable taxes.

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Designated Life's attained age 59 ½ unless:
•the Contract has terminated;
•the Contract Value is reduced to zero on or before the date the For Life Guarantee would otherwise become effective;
•you have elected to annuitize your Contract and the Income Date precedes the date the For Life Guarantee would otherwise become effective; or
•the last surviving Covered Life dies before the date the For Life Guarantee would otherwise become effective.

If the Designated Life has already attained age 59½ when this GMWB is added to the Contract, then the For Life Guarantee becomes effective on the effective date of this GMWB.
If the For Life Guarantee becomes effective after the Determination Date, the GAWA will be reset to equal the GAWA% multiplied by the GWB on the date the For Life Guarantee becomes effective.

The For Life Guarantee is terminated when:
•this GMWB is terminated;
•this GMWB is continued by a spousal Beneficiary who is not a Covered Life;
•an Excess Withdrawal reduces the Contract Value to zero;
•the Owner (or any joint Owner) dies on Contracts with +Income GMWB;
•the last Covered Life dies on Contracts with +Income GMWB with Joint Option;
•the Contract is terminated.

If the For Life Guarantee is not in effect, your GMWB is impacted in the following ways:
•your GAWA withdrawals are guaranteed until the earlier of:
◦the date of death of the Owner or any joint Owner; or
◦the date when all withdrawals under the Contract equal the GWB, without regard to Contract Value.
•the GWB is the guaranteed amount available for future periodic withdrawals;
•a withdrawal that causes the Contract Value to drop to zero voids the For Life Guarantee and it will never become effective. See "Contract Value is Zero" beginning on page 61 for more information.
Owner's Death. The Contract's Death Benefit is not affected by this GMWB so long as the Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the death of any joint Owner) while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse. For +Income GMWB with Joint Option, upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse. For additional information regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting +Income GMWB with Joint Option, please see "Additional Information Regarding +Income GMWB with Joint Option" beginning on page 65.
Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Designated Life (or the death of any joint Owner) or until the death of the last surviving Covered Life for +Income GMWB with Joint Option, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Designated Life (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA% has not yet been determined, it will be set at the GAWA% corresponding to the Designated Life’s attained age and elapsed Deferral Years at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA% multiplied by the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Subject to the Company’s approval, you may elect to receive payments more frequently than annually. If the frequency of GAWA payments selected provides a first payment less than $20, and state law permits, the Company may require payments to be made in quarterly, semiannual, or annual intervals so that the payment is at least $20.
Spousal Continuation. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:
•Continue the Contract with this GMWB so long as the Contract Value is greater than zero, and the Contract is still in the accumulation phase;
•Continue the Contract without this GMWB if the surviving spouse is not a Covered Life; or
•Add this GMWB to the Contract on any Contract Anniversary after the Contract has been continued under this provision, subject to availability, and subject to the Beneficiary's eligibility, if the spousal Beneficiary terminated the GMWB in continuing the Contract.
The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date. Contract Anniversaries will continue to be based on the Contract's Issue Date. If the GAWA% has not yet been determined, it will be determined based on the Designated Life's attained age and elapsed Deferral Years on the Continuation Date (as though that person survived to that date). The GAWA will be equal to the GAWA% multiplied by the GWB. If the Contract Value is greater than the GWB on the Determination Date, the GWB will automatically step up to the Contract Value prior to the determination of the GAWA. The Latest Income Date is based on the age of the surviving spouse. Please refer to the "GMWB Income Options" subsection below for information regarding the additional Income Options available on the Latest Income Date.

If the surviving spousal Beneficiary elects to continue the Contract with this GMWB, and the surviving spouse is a Covered Life:
•The For Life Guarantee remains effective on and after the Continuation Date.
•Continuing the Contract with this GMWB is necessary in order to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not been terminated.
•Step-Ups will continue as outlined in the Step-Up provisions of this GMWB.
If the surviving spousal Beneficiary elects to continue the Contract with this GMWB, and the surviving spouse is not a Covered Life:
•The For Life Guarantee is null and void.
•The surviving spouse will be entitled to take GAWA withdrawals until the GWB is exhausted.
•Step-Ups will continue as outlined in the Step-Up provisions of this GMWB.
A new joint Owner may not be added on a non-qualified Contract if a surviving spouse continues the Contract.
If the surviving spouse does not elect to terminate the GMWB on the Continuation Date, the GMWB may not be subsequently terminated independently from the Contract to which it is attached.
Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial professionals before adding this GMWB to a Contract.
GMWB Income Options. The following are additional Income Options available to you under this GMWB. Please discuss with your financial professional how these Income Options compare to the standard Income Options offered under the Contract, and whether they are right for you.
For +Income GMWB:
Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of the joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or any Owner’s death with joint Owners), and there is no provision for a Death Benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Designated Life’s attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined by dividing the GWB by the GAWA. Once this specified period of years has been calculated, it will not be subsequently changed. Upon each payment, the GWB will be reduced by the payment amount, and no payments will be made in excess of the remaining GWB. The annual amount payable will equal the GAWA, except that the last payment may be a smaller amount equal to the then-remaining GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued as a tax qualified Contract under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.
For +Income GMWB with Joint Option:
Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a Death Benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Designated Life’s attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined by dividing the GWB by the GAWA. Once this specified period of years has been calculated, it will not be subsequently changed. Upon each payment, the GWB will be reduced by the payment amount, and no payments will be made in excess of the remaining GWB. The annual amount payable will equal the GAWA, except that the last payment may be a smaller amount equal to the then-remaining GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued as a tax-qualified Contract under Sections 401, 403, 408 or 457 of the Internal Revenue Code.
For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit Considerations” beginning on page 66 for additional considerations you should take into account when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.
Required Minimum Distributions Under Certain Tax Qualified Plans (“RMDs”). The following RMD NOTES contain important information about withdrawals of RMDs from a Contract with a GMWB. For certain tax-qualified Contracts, GMWBs allow withdrawals greater than the Guaranteed Annual Withdrawal Amount (GAWA) to meet a Contract’s RMD without reducing the amount of guaranteed income available in future years. The RMD NOTES describe conditions, limitations and special situations related to withdrawals involving a RMD.

RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for providing such notice. The administrative form allows you to elect one time or automatic RMD withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows taking multiple contracts’ RMDs from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code’s RMD requirements. If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., Withdrawal Charges) and we will impose those charges, which will be reflected in the confirmation of the transaction. An RMD exceeding our calculation may also result in an Excess Withdrawal for purposes of your GMWB, which would result in an adverse recalculation of the GWB and GAWA. For information regarding the RMD calculation for your Contract, please contact our Customer Care Center at 1-800-644-4565.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with a GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement’s guarantees may become susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceeds the greatest of the RMDs for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the Contract Year (ending June 30, 2026) is $10. The RMDs for calendar years 2025 and 2026 are $14 and $16, respectively.

If the Owner withdraws $7 in the first and second halves of calendar year 2025 and $8 in the first and second halves of calendar year 2026, then at the time the withdrawal in the first half of calendar year 2025 is taken, the Owner will have withdrawn $15 in the Contract Year running from July 1, 2025 to June 30, 2026. Because the sum of the Owner’s withdrawals for the Contract Year running from July 1, 2025 to June 30, 2026 is less than the greater of the RMDs for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin , you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner who must begin taking RMDs in the calendar year 2025 on a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

If the Owner delays taking his first RMD (the 2025 RMD) until March 30, 2026, he may still take the 2026 RMD before the next Contract Year begins on June 30, 2026 without an adverse recalculation of the GWB and GAWA. However, if he takes his second RMD (the 2026 RMD) after June 30, 2026, he should wait until the following Contract Year begins on July 1, 2027 to take his third RMD (the 2027 RMD) because, except for the calendar year in which RMDs begin, withdrawing two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the total of the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix E, specifically examples 3 and 4 under section “I. +Income GMWB.” Please consult the financial professional who is helping, or who helped, you purchase your tax-qualified Contract, and your tax advisor, to be sure that a GMWB ultimately suits your needs relative to your RMD.

In addition, with regard to Required Minimum Distributions (RMDs) under an IRA only, it is important to consult your financial and tax advisor to determine whether the benefits of this GMWB will satisfy your RMD requirements or whether there are other IRA holdings that can satisfy the aggregate RMD requirements. With regard to other qualified plans, you must determine what your qualified plan permits. The required beginning date for distributions under qualified plans and Tax-Sheltered Annuities is generally no later than April 1st of the calendar year following the calendar year in which you attain the applicable age as noted in the table below or the calendar year in which you retire. The required beginning date for distributions from a qualified contract maintained for an IRA is generally no later than April 1st of the calendar year following the calendar year in which you attain the applicable age as noted in the table below. You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements. If you fail to take your full RMD for a year, you are subject to a 25% excise tax on any shortfall. This excise tax may be reduced to 10% if a distribution of the shortfall is made within two years and prior to the date the excise tax is imposed by the IRS.

If you were born:	Your “applicable age” is:
Before July 1, 1949	70½
After June 30, 1949 and before 1951	72
After 1950 and before 1960	73
In 1960 or later	75
Additional Information Regarding +Income GMWB with Joint Option.

Except as otherwise discussed below, the election of +Income GMWB with Joint Option under a non-tax-qualified contract requires the joint Owners to be spouses (as defined under federal law) and each joint Owner is considered to be a “Covered Life.” In such cases, the Owners can be subsequently changed but the Covered Lives cannot be changed. Upon the death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

The +Income GMWB with Joint Option is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial Owners and joint Annuitants. In these cases, the spouses are the Covered Lives, and the For Life Guarantee is based on the Annuitant’s life who dies last. The Owners can be subsequently changed but no changes of Annuitant are allowed.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of the +Income GMWB with Joint Option requires the Owner and primary Beneficiary to be spouses (as defined by federal law). The Owner and only the primary spousal Beneficiary named at the election of the +Income GMWB with Joint Option under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered Life in the event of divorce. In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the primary spousal Beneficiary cannot be changed while both the Owner and primary spousal Beneficiary are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon spousal continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

The +Income GMWB with Joint Option is also available on a limited basis under qualified custodial account contracts, pursuant to which the Annuitant and a contingent Annuitant named at election of the GMWB must be spouses and will be the Covered Lives. The only changes in these arrangements that we permit are that (i) the custodial Owner may be changed or (ii) the ownership of the Contract may be transferred to the Annuitant if, at the same time as that transfer, the contingent Annuitant is designated as the primary (spousal) Beneficiary.
Termination. This GMWB terminates, subject to a prorated GMWB Charge assessed for the period since the last annual GMWB Charge, and all benefits under this GMWB end on the earlier of:
•the date you elect to receive income payments under the Contract;
•the Latest Income Date;
•the date you take a total withdrawal;
•the date upon which the Contract terminates because the Owner, any joint Owner, or the Annuitant on a qualified custodial account Contract, dies, unless continued by the spouse;
•the Continuation Date if the surviving spouse elects to terminate the GMWB and the spouse is permitted under the terms of this GMWB to make such an election; or
•the date upon which all obligations for payment under this GMWB have been satisfied after the Contract has been terminated.
This GMWB may not otherwise be terminated independently from termination of the Contract.
Guaranteed Minimum Withdrawal Benefit Considerations. Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also provide for an inheritance for their Beneficiaries. The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and need to withdraw income from those investments. A GMWB is designed to help investors manage these uncertainties.

A GMWB does not guarantee that the Guaranteed Annual Withdrawal Amount ("GAWA") will be sufficient to cover any individual’s particular needs. Moreover, a GMWB does not assure that you will receive any positive return on your investments and/or that your Contract will not lose money due to negative Index Return. While a GMWB's Step-Up feature may provide protection against inflation when there are strong investment returns that coincide with the availability of a Step-Up, the GMWB does not protect against any loss of purchasing power due to inflation. Also, it is important to note that withdrawals from your Contract (including Guaranteed Withdrawals) make it less likely that future Step-Ups to your Guaranteed Withdrawal Balance ("GWB") (if any) will increase your GAWA. This is because all withdrawals reduce your Contract Value and GWB. It is also important to note that Excess Withdrawals may significantly reduce the likelihood that your GAWA will increase due to a Step-Up, as Excess Withdrawals (unlike Guaranteed Withdrawals) result in a proportional reduction to your GWB and may cause your GWB to be reduced by more than the amount withdrawn; in other words, on more than a dollar-for-dollar basis.

Withdrawals under a GMWB will first be taken from your Contract Value. Our obligations to pay you more than your Contract Value will only arise under limited circumstances. Thus, in considering the election of a GMWB, you should consider whether the value to you of the level of protection that is provided by the GMWB and the cost of the GMWB, which reduces Contract Value and offsets our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.

Additionally, the timing and amounts of withdrawals under a GMWB have a significant impact on the amount and duration of benefits. The cumulative cost of a GMWB also is greater the longer the duration of ownership. The closer you are to retirement, the more reliably you may be able to forecast your needs to make withdrawals prior to the ages where the amounts of certain benefits (such as a For Life Guarantee (59½)) are locked-in. Conversely, forecasts at younger ages may prove less reliable. You should undertake careful consideration and thorough consultation with your financial professional as to the financial resources and age of the Owner/Annuitant and the value to you of the potentially limited downside protection that a GMWB might provide.

All GMWBs provide that the GMWB and all benefits thereunder will terminate on the Income Date, which is the date when annuity payments begin. The Income Date is either a date that you choose or the Latest Income Date. The Latest Income Date is the Contract Anniversary on which you will be 95 years old, or such date allowed by the Company on a non-discriminatory basis or as required by an applicable qualified plan, law or regulation. For more information, please see “Income Payments” beginning on page 67.

Before (1) electing a GMWB, (2) electing to annuitize your Contract after having purchased a GMWB, or (3) when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB, you should consider whether the termination of all benefits under the GMWB and annuitizing produces the better financial results for you. Naturally, you should discuss with your financial professional whether a GMWB is suitable for you. Consultation with your financial and tax advisor is also recommended.
These considerations are of particular significance due to the For Life Guarantee feature of the +Income GMWB and +Income GMWB with Joint Option, as the GAWA payments will cease when you annuitize voluntarily or on the Latest Income Date. Although these GMWBs contain annuitization options that may allow the equivalent of GAWA payments when you annuitize on the Latest Income Date, all benefits under a GMWB will terminate when you annuitize.
Name of Benefit [Text Block]	+Income GMWB and +Income GMWB with Joint Option
Income GMWB With Joint Option [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	3.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	+Income GMWB and +Income GMWB with Joint Option
Purpose of Benefit [Text Block]	Designed to help investors manage their lifetime income needs by guaranteeing the withdrawal of minimum annual amounts for life, regardless of the performance of the Indexes underlying an investor's Index Account Options, while the Contract is in the accumulation phase (i.e. before the Income Date). Annual Step-Ups in years in which the indexes perform well increase the Guaranteed Withdrawal Balance (“GWB”). In addition, you have the potential to increase the Guaranteed Annual Withdrawal Amount (“GAWA”) percentage and in years you wait to take income, regardless of what is happening in the market.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	3.00%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	3.00%
Brief Restrictions / Limitations [Text Block]
•GAWA% depends on age on Determination Date.
•+Income GMWB with Joint Option is available only to spouses.
•Jackson may prospectively change the GAWA%, including the age bands, on new GMWB endorsements (via rate sheet).
•May be subject to fee increases on each 5th Contract Anniversary (opting out will affect the benefit and the Contract).
•Withdrawals prior to start of For Life Guarantee and Excess Withdrawals could significantly reduce or terminate the benefit.
•If the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life guarantee and it will never become effective.
•Excess Withdrawals may be subject to a Withdrawal Charge.
•Withdrawals under this GMWB are subject to Interim Value adjustments if withdrawn from an Index Account Option before the end of an Index Account Option Term.
•The GWB can never be more than $10 million (including upon Step-Up).
•Cannot be cancelled by you (except upon spousal continuation).
•Terminates on the Income Date.
•Jackson reserves the right to place restrictions on which Contract Options you may select when you have elected this GMWB. This includes restrictions to Index Account Option Crediting Methods, Protection Options, Indexes, and Term lengths. If any such restrictions are in place, they will be listed in Appendix A: Investment Options Available Under the Contract.

Benefits Description [Table Text Block]
GMWB Charge. The charge for the GMWB begins when the +Income GMWB or +Income GMWB with Joint Option endorsement is added to the Contract and is expressed as an annual percentage of the Guaranteed Withdrawal Balance (“GWB”). For more information about the GWB, please see “Guaranteed Withdrawal Balance” beginning on page 57.

The table below shows the maximum annual charges and the maximum increase we may make to the annual charge at one time. Current annual charges are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy, please visit www.jackson.com/product-literature-11.html. For a list of historical add-on benefit charges, please see “Appendix G (Historical Add-On Benefit Charges).”
+Income GMWB

	Maximum Annual Charge	Maximum Increase to Annual Charge (at one time)
GMWB Charge	3.00%	0.25%
Charge Basis	GWB
Charge Frequency	Annual

+Income GMWB with Joint Option

	Maximum Annual Charge	Maximum Increase to Annual Charge (at one time)
GMWB Charge	3.00%	0.25%
Charge Basis	GWB
Charge Frequency	Annual

You pay the applicable percentage of the GWB each Contract Anniversary.

We deduct the charge from your Contract Value on an annual basis. The charge is deducted from Contract Value after any applicable interest is credited on the Contract Anniversary and any funds in the Short Duration Fixed Account Option are automatically transferred out, but before the annual Step-Up would occur, if applicable. If the Fixed Account Value is greater than the Fixed Account Minimum Value, the charge will be deducted from your allocations to all Contract Options in the same proportions that the respective allocations bear to your Contract Value until such time that the Fixed Account Contract Value has been reduced to the Fixed Account Minimum Value. If the Fixed Account Value is equal to the Fixed Account Minimum Value, the charge will be deducted from your allocations to the Index Account Options. If no value remains in the Index Account Options and the Fixed Account Value is equal to the Fixed Account Minimum Value, the charge will not be assessed for that Contract Year. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Deduction of the GMWB Charge will result in a reduction of the Contract Value element of the basic Death Benefit. Upon termination of the endorsement, the charge is prorated for the period since the last annual charge.

On each fifth Contract Anniversary, we reserve the right to increase the charge, subject to the applicable maximum annual charge and maximum increase to annual charge, as shown in the tables above. If the GMWB Charge is to increase, a notice will be sent to you 45 calendar days prior to the Contract Anniversary. You may then elect to opt out of the charge increase and any future charge increases by forfeiting annual Step-Ups on future Contract Anniversaries. Upon such election, the GAWA% will be determined with no future recalculation. The Determination Date Step-Up is not impacted by an election to opt out of a charge increase. While electing to discontinue future annual Step-Ups will prevent an increase in the charge, you will be foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Such election is final, and you may not subsequently elect to reinstate annual Step-Ups once they have been discontinued. All elections must be received by us in Good Order prior to the Contract Anniversary. Charge increases under this provision may only occur every five years on the Contract Anniversary. If we opt not to increase a charge under this provision, the charge will not be subject to increase again until the Contract Anniversary five years thereafter.

The actual deduction of the charge will be reflected in your annual statement. You will continue to pay the GMWB Charge through the earlier date that you annuitize the Contract or your Contract Value is zero. We will, however, stop deducting the charge under other circumstances that would cause the GMWB to terminate. For more information, please see “Termination” beginning on page 65. We reserve the right to prospectively change the charge on new Contracts or if you elect this GMWB after your Contract is issued (subject to availability), subject to the applicable maximum annual charge listed above. Upon election of this GMWB, the applicable GMWB Charge will be reflected in your confirmation. For more information about how this GMWB works, please see “+Income GMWB and +Income GMWB with Joint Option" beginning on page 57.
+Income GMWB and +Income GMWB with Joint Option. The +Income GMWB and +Income GMWB with Joint Option are add-on Guaranteed Minimum Withdrawal Benefits with annual Step-Ups and a Determination Date Step-Up, designed to help investors manage their lifetime income needs by guaranteeing the withdrawal of minimum annual amounts for life, regardless of the performance of the Indexes underlying an investor's Index Account Options, while the Contract is in the accumulation phase (i.e. before the Income Date). We call this guarantee the For Life Guarantee, and on +Income GMWB, which is a single life benefit, it lasts for the lifetime of the Designated Life (or the lifetime of the joint Owner who dies first). On +Income GMWB with Joint Option, which is a benefit designed to cover two spousal Covered Lives, the For Life Guarantee lasts for the lifetime of the last surviving Covered Life.

For the +Income GMWB, the Designated Life is the original Owner (or oldest joint Owner) if the Owner is a natural person. For the +Income GMWB with Joint Option, the Designated Life is the youngest Covered Life. If the Owner is a legal entity, the original Annuitant (or oldest joint Annuitant) is the Designated Life. On Contracts owned by a legal entity where there are joint Annuitants, the For Life Guarantee lasts for the lifetime of the joint Annuitant who dies first. The Designated Life may not be changed. +Income GMWB is available to single Owners, spouses, or unrelated joint Owners. +Income GMWB with Joint Option is available only to spouses.

For the +Income GMWB with Joint Option, each of the individuals covered under the For Life Guarantee are called Covered Lives. On qualified plan Contracts, the Owner and the primary spousal Beneficiary named as of the effective date of the GMWB with Joint Option will each be considered a Covered Life. On qualified custodial account Contracts, the Annuitant and contingent Annuitant named as of the effective date of the GMWB with Joint Option will each be considered a Covered Life. On non-qualified plan Contracts, the spousal joint Owners will each be considered a Covered Life. The Covered Lives may not be changed.

References in the disclosures below to “this GMWB” apply to each of the +Income GMWB and +Income GMWB with Joint Option, including their associated GAWA percentages, as discussed below. This GMWB is offered to Owners (+Income GMWB) or Covered Lives (+Income GMWB with Joint Option) between the ages of 50 and 80.

This GMWB may not be terminated by the Owner independently from the Contract to which it is attached.

Upon the death of the Owner or joint Owner, if the Beneficiary is a non-spousal Beneficiary, the GWB is void and this GMWB terminates automatically; therefore, the death of the Owner or joint Owner may have a significant negative impact on the value of this GMWB and cause the GMWB to prematurely terminate.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than the GAWA to meet the Contract’s RMD without compromising the endorsement’s guarantees. Example 3 in Appendix E under section “I. +Income GMWB” supplements this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “Required Minimum Distributions under certain Tax-Qualified Plans ("RMDs")” on page 64 for more information.

We reserve the right to place restrictions on which Contract Options you may select when you have elected this GMWB. This includes restrictions to Index Account Option Crediting Methods, Protection Options, Indexes, and Term lengths. If any such restrictions are in place, they will be listed in Appendix A: Investment Options Available Under the Contract, and you will be provided notice of these restrictions.
The following description of this GMWB is supplemented by the examples in Appendix E.
Guaranteed Withdrawal Balance (“GWB”). The GWB is established for the sole purpose of determining the GAWA. It is not the Contract Value, and it cannot be withdrawn. The GWB is equal to the Premium, net of any applicable taxes, if elected at issue, or the Contract Value, if elected after issue. The GWB is eligible to be automatically increased by a Step-Up on each Contract Anniversary following the effective date of the GMWB. A Step-Up is a Contract feature under which we automatically increase the GWB to reflect increases in the Contract Value if the Contract Value is greater than the GWB. An increase in your GWB may increase your GAWA in the new Contract Year.

On the date that the GAWA is first determined, the "Determination Date", the GWB can also be increased by a one-time Determination Date Step-Up which is a Contract feature under which we automatically increase the GWB to equal the Contract
Value if the Contract Value is greater than the GWB on the Determination Date. Any increase to the GWB as a result of a Determination Date Step-Up would be calculated prior to determining the GAWA. For more information about the Determination Date and the calculation of the GAWA, please see the "Withdrawals" subsection below. For more information Step-Ups, please see "Step-Up" beginning on page 60.

It is important to note that withdrawals from your Contract Value (including GAWA withdrawals) make it less likely that future step-ups to your GWB (if any) will increase your GAWA. This is because all withdrawals (including GAWA withdrawals) reduce your Contract Value and GWB. It is also important to note that Excess Withdrawals may significantly reduce the likelihood that your GAWA will increase due to a step-up, as Excess Withdrawals (unlike GAWA withdrawals) result in a proportional reduction to your GWB and may cause your GWB to be reduced by more than the amount withdrawn; in other words, on more than a dollar for dollar basis.

The GWB can never be more than $10 million (including upon step-up), and the GWB is reduced by each withdrawal. The GWB will be reduced proportionally by Excess Withdrawals. Such reductions could be substantial. See "Withdrawals" below for more information on the impact of different types of withdrawals on the GWB.
Withdrawals. This GMWB is designed to permit annual withdrawals ("GAWA withdrawals") equal to the Guaranteed Withdrawal amount, on and after the effective date.

The maximum cumulative withdrawals you may take in any Contract Year, without reducing the For Life Guarantee, or potentially terminating the Contract, may not exceed the Guaranteed Withdrawal amount, which is equal to the greater of the GAWA or any applicable RMD under the Internal Revenue Code. Withdrawals exceeding the Guaranteed Withdrawal amount ("Excess Withdrawals"), cause the GWB and GAWA to be recalculated and reduced, as discussed below. Such reductions could be substantial. In addition, if the Excess Withdrawal causes your Contract Value to drop to zero, the Contract will terminate and no future GAWA withdrawals will be permitted.

The GAWA is determined on the Determination Date, which is the earlier of:
•the time of the first withdrawal after the effective date of this GMWB,
•the date the Owner elects to opt out of annual Step-Ups to avoid an increase in the GMWB Charge,
•the date the Contract Value drops to zero (other than due to an Excess Withdrawal or total withdrawal),
•the date the GMWB is continued by a spousal Beneficiary, or
•upon election of the Life Income of the GAWA or Joint Life Income of the GAWA Income Options.

On the Determination Date, the GAWA is equal to the GWB multiplied by the GAWA percentage ("GAWA%"). The
GAWA% is locked-in on the Determination Date, and will not subsequently change. The GAWA% is based on the Designated Life's attained age on the Determination Date and the elapsed Deferral Years. A Deferral Year is the period of time measured by each Contract Anniversary that has passed after the effective date of this GMWB and before the Determination Date. Deferral Years stop accruing at the Determination Date.

The current GAWA percentages are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy of the current Rate Sheet Prospectus Supplement, please visit www.jackson.com/product-literature-11.html. We reserve the right to prospectively change the GAWA percentages, including the age bands and Deferral Years associated with those GAWA percentages, on new GMWB endorsements. This means that if you do not elect this GMWB at issue, the GAWA percentages associated with this GMWB when elected on a Contract Anniversary (subject to availability) may be different than the rates you would have received if you had elected this GMWB at issue. Please see “Appendix F (Historical Add-On Benefit Rates)” to view historical GAWA percentages.

The GAWA percentages applicable to your benefit will be reflected in your Contract endorsement.

Recalculation of the GWB and/or the GAWA due to Withdrawals. Withdrawals cause the GWB and/or GAWA to be recalculated in the following ways:
•Recalculation of the GWB upon GAWA Withdrawals. Withdrawals taken on or after the Determination Date that do not cause the cumulative total of all withdrawals taken in the Contract Year to exceed the Guaranteed Withdrawal amount, will cause the GWB to be reduced by the dollar amount of the withdrawal, but will not trigger a recalculation of the GAWA.
•Recalculation of the GWB and GAWA upon Excess Withdrawals. Any portion of a withdrawal taken on or after the Determination Date that causes the sum of all withdrawals taken in the Contract Year to exceed the Guaranteed Withdrawal amount will cause the GWB to be reduced proportionally as follows:
◦The dollar-for-dollar portion (DFD Portion) of the partial withdrawal is equal to the greater of (1) the GAWA at the time of the partial withdrawal or the RMD, less all prior partial withdrawals made in the current Contract Year, or (2) zero.
◦The Proportional Reduction Factor for the partial withdrawal is defined to be:
•The GWB is reduced to equal the greater of the GWB prior to the partial withdrawals less the DFD Portion, reduced for the Excess Withdrawal in the same proportion as the Contract Value is reduced (i.e. GWB prior to the Excess Withdrawal, reduced for the DFD portion, then multiplied by the Proportional Reduction Factor); or zero.
•The GAWA is reduced for the Excess Withdrawal in the same proportion as the Contract Value is reduced (i.e. the GAWA prior to the Excess Withdrawal is multiplied by the Proportional Reduction Factor).
◦In recalculating the GWB and GAWA, both values could be reduced by more than the withdrawal amount; in other words, on more than a dollar-for-dollar basis. Therefore, please note that withdrawing more than the Guaranteed Withdrawal amount in any Contract Year may have a significantly negative impact on the value of the GMWB.
Excess Withdrawals will never change the GAWA%.
For examples illustrating the impact of various types of withdrawals at different times during your Contract's life cycle on your GWB and GAWA values, please see Appendix E, Examples 3, 4, and 6, beginning on page E-1.
At the end of each Contract Year after the GAWA has been determined, if the For Life Guarantee is not in effect and the GWB is less than the GAWA, the GAWA is set equal to the GWB. This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee and it will never become effective. See “Contract Value is Zero” below for more information.

Guaranteed Withdrawals are not subject to Withdrawal Charges. However, any portion of a withdrawal defined as an Excess Withdrawal, may be subject to a Withdrawal Charge at the time of the withdrawal. Any withdrawals in excess of the Free Withdrawal amount may be subject to a Withdrawal Charge. If the Guaranteed Withdrawal amount is greater than the Free Withdrawal amount, then the Guaranteed Withdrawal amount will be considered the Free Withdrawal amount. Guaranteed Withdrawals are subject to an Interim Value adjustment if they are withdrawn from an Index Account Option prior to the end of the Index Account Option Term.

You may take your Guaranteed Withdrawal all at once as a single withdrawal, or as multiple withdrawals throughout the Contract Year. If you do not take your full Guaranteed Withdrawal during a Contract Year, you may not take more than the Guaranteed Withdrawal in subsequent years (i.e. the Guaranteed Withdrawal amount is not cumulative).

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any Withdrawal Charges, Interim Value adjustments, charges for expedited delivery or wire transfers, or any applicable taxes.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract, and will be subject to Interim Value adjustments if withdrawn from an Index Account Option before the end of an Index Account Option Term. For more information on withdrawals generally, please see "Access to Your Money" beginning on page 56, and "Withdrawal Charge" beginning on page 47. All withdrawals count toward the total amount withdrawn in a Contract Year, including automatic withdrawals, RMDs for certain tax-qualified Contracts, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 71.

If the age of any Designated Life (or Covered Life for +Income GMWB with Joint Option) is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the
GAWA percentage applicable at the correct age. If the age at election of the Designated Life (or either Covered Life for +Income GMWB with Joint Option) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or Excess Withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.
Step-Up. There are two types of Step-Ups available when you elect this GMWB: an annual Step-Up and a Determination Date Step-Up. On each Contract Anniversary following the effective date of this GMWB, the GWB will be automatically increased to equal the Contract Value if the Contract Value is greater than the GWB. We call this increase an annual Step-Up. On the Determination Date, the GWB will be automatically increased to equal the Contract Value if the Contract Value is greater than the GWB. We call this increase a Determination Date Step-Up. Any Determination Date Step-Up will be completed prior to the determination of the GAWA on the Determination Date. Please note that if you have opted out of annual Step-Ups in order to avoid a communicated GMWB Charge increase on a 5th Contract Anniversary, you will no longer receive annual Step-Ups on Contract Anniversaries. The date on which you opt out of annual Step-Ups will be the Determination Date, and your GAWA% will be locked in and will not subsequently change. Opting out of annual Step-Ups will never impact the Determination Date Step-Up. Please see "GMWB Charge" beginning on page 49 for more information about potential increases to the GMWB Charge and your ability to opt out of those increases.

With a Step-Up –	The GWB equals the Contract Value on the Contract Anniversary (subject to a $10 million maximum).
If the step-up occurs after the GAWA has been determined, the GAWA is recalculated, equaling the greater of:
	●	The GAWA% multiplied by the new GWB, or
	●	The GAWA immediately prior to step-up.

It is important to note that withdrawals from your Contract (including Guaranteed Withdrawals) make it less likely that a future Step-Up to your GWB (if any) will increase your GAWA. This is because all withdrawals reduce your Contract Value and GWB. It is also important to note that Excess Withdrawals may significantly reduce the likelihood that your GAWA will increase due to a Step-Up, as Excess Withdrawals (unlike Guaranteed Withdrawals) result in a proportional reduction to your GWB and may cause your GWB to be reduced by more than the amount withdrawn.

The GWB can never be more than $10 million with a Step-Up. Upon Step-Up, the applicable GMWB Charge will be reflected in your confirmation.
For Life Guarantee. The For Life Guarantee entitles you to continue taking GAWA withdrawals for your life (or the lifetime of the joint Owner to die first), or for the lifetime of the last surviving Covered Life under +Income GMWB with Joint Option, even after your Contract Value has dropped to zero (unless as the result of an Excess Withdrawal or total withdrawal of Contract Value). Once the Contract Value drops to zero (unless as the result of an Excess Withdrawal or total withdrawal of Contract Value), these GAWA withdrawals will take the form of payments from the Company in an amount equal to the GAWA, net of any applicable taxes.

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Designated Life's attained age 59 ½ unless:
•the Contract has terminated;
•the Contract Value is reduced to zero on or before the date the For Life Guarantee would otherwise become effective;
•you have elected to annuitize your Contract and the Income Date precedes the date the For Life Guarantee would otherwise become effective; or
•the last surviving Covered Life dies before the date the For Life Guarantee would otherwise become effective.

If the Designated Life has already attained age 59½ when this GMWB is added to the Contract, then the For Life Guarantee becomes effective on the effective date of this GMWB.
If the For Life Guarantee becomes effective after the Determination Date, the GAWA will be reset to equal the GAWA% multiplied by the GWB on the date the For Life Guarantee becomes effective.

The For Life Guarantee is terminated when:
•this GMWB is terminated;
•this GMWB is continued by a spousal Beneficiary who is not a Covered Life;
•an Excess Withdrawal reduces the Contract Value to zero;
•the Owner (or any joint Owner) dies on Contracts with +Income GMWB;
•the last Covered Life dies on Contracts with +Income GMWB with Joint Option;
•the Contract is terminated.

If the For Life Guarantee is not in effect, your GMWB is impacted in the following ways:
•your GAWA withdrawals are guaranteed until the earlier of:
◦the date of death of the Owner or any joint Owner; or
◦the date when all withdrawals under the Contract equal the GWB, without regard to Contract Value.
•the GWB is the guaranteed amount available for future periodic withdrawals;
•a withdrawal that causes the Contract Value to drop to zero voids the For Life Guarantee and it will never become effective. See "Contract Value is Zero" beginning on page 61 for more information.
Owner's Death. The Contract's Death Benefit is not affected by this GMWB so long as the Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the death of any joint Owner) while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse. For +Income GMWB with Joint Option, upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse. For additional information regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting +Income GMWB with Joint Option, please see "Additional Information Regarding +Income GMWB with Joint Option" beginning on page 65.
Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Designated Life (or the death of any joint Owner) or until the death of the last surviving Covered Life for +Income GMWB with Joint Option, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Designated Life (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA% has not yet been determined, it will be set at the GAWA% corresponding to the Designated Life’s attained age and elapsed Deferral Years at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA% multiplied by the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Subject to the Company’s approval, you may elect to receive payments more frequently than annually. If the frequency of GAWA payments selected provides a first payment less than $20, and state law permits, the Company may require payments to be made in quarterly, semiannual, or annual intervals so that the payment is at least $20.
Spousal Continuation. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:
•Continue the Contract with this GMWB so long as the Contract Value is greater than zero, and the Contract is still in the accumulation phase;
•Continue the Contract without this GMWB if the surviving spouse is not a Covered Life; or
•Add this GMWB to the Contract on any Contract Anniversary after the Contract has been continued under this provision, subject to availability, and subject to the Beneficiary's eligibility, if the spousal Beneficiary terminated the GMWB in continuing the Contract.
The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date. Contract Anniversaries will continue to be based on the Contract's Issue Date. If the GAWA% has not yet been determined, it will be determined based on the Designated Life's attained age and elapsed Deferral Years on the Continuation Date (as though that person survived to that date). The GAWA will be equal to the GAWA% multiplied by the GWB. If the Contract Value is greater than the GWB on the Determination Date, the GWB will automatically step up to the Contract Value prior to the determination of the GAWA. The Latest Income Date is based on the age of the surviving spouse. Please refer to the "GMWB Income Options" subsection below for information regarding the additional Income Options available on the Latest Income Date.

If the surviving spousal Beneficiary elects to continue the Contract with this GMWB, and the surviving spouse is a Covered Life:
•The For Life Guarantee remains effective on and after the Continuation Date.
•Continuing the Contract with this GMWB is necessary in order to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not been terminated.
•Step-Ups will continue as outlined in the Step-Up provisions of this GMWB.
If the surviving spousal Beneficiary elects to continue the Contract with this GMWB, and the surviving spouse is not a Covered Life:
•The For Life Guarantee is null and void.
•The surviving spouse will be entitled to take GAWA withdrawals until the GWB is exhausted.
•Step-Ups will continue as outlined in the Step-Up provisions of this GMWB.
A new joint Owner may not be added on a non-qualified Contract if a surviving spouse continues the Contract.
If the surviving spouse does not elect to terminate the GMWB on the Continuation Date, the GMWB may not be subsequently terminated independently from the Contract to which it is attached.
Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial professionals before adding this GMWB to a Contract.
GMWB Income Options. The following are additional Income Options available to you under this GMWB. Please discuss with your financial professional how these Income Options compare to the standard Income Options offered under the Contract, and whether they are right for you.
For +Income GMWB:
Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of the joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or any Owner’s death with joint Owners), and there is no provision for a Death Benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Designated Life’s attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined by dividing the GWB by the GAWA. Once this specified period of years has been calculated, it will not be subsequently changed. Upon each payment, the GWB will be reduced by the payment amount, and no payments will be made in excess of the remaining GWB. The annual amount payable will equal the GAWA, except that the last payment may be a smaller amount equal to the then-remaining GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued as a tax qualified Contract under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.
For +Income GMWB with Joint Option:
Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a Death Benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Designated Life’s attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined by dividing the GWB by the GAWA. Once this specified period of years has been calculated, it will not be subsequently changed. Upon each payment, the GWB will be reduced by the payment amount, and no payments will be made in excess of the remaining GWB. The annual amount payable will equal the GAWA, except that the last payment may be a smaller amount equal to the then-remaining GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued as a tax-qualified Contract under Sections 401, 403, 408 or 457 of the Internal Revenue Code.
For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit Considerations” beginning on page 66 for additional considerations you should take into account when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.
Required Minimum Distributions Under Certain Tax Qualified Plans (“RMDs”). The following RMD NOTES contain important information about withdrawals of RMDs from a Contract with a GMWB. For certain tax-qualified Contracts, GMWBs allow withdrawals greater than the Guaranteed Annual Withdrawal Amount (GAWA) to meet a Contract’s RMD without reducing the amount of guaranteed income available in future years. The RMD NOTES describe conditions, limitations and special situations related to withdrawals involving a RMD.

RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for providing such notice. The administrative form allows you to elect one time or automatic RMD withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows taking multiple contracts’ RMDs from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code’s RMD requirements. If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., Withdrawal Charges) and we will impose those charges, which will be reflected in the confirmation of the transaction. An RMD exceeding our calculation may also result in an Excess Withdrawal for purposes of your GMWB, which would result in an adverse recalculation of the GWB and GAWA. For information regarding the RMD calculation for your Contract, please contact our Customer Care Center at 1-800-644-4565.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with a GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement’s guarantees may become susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceeds the greatest of the RMDs for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the Contract Year (ending June 30, 2026) is $10. The RMDs for calendar years 2025 and 2026 are $14 and $16, respectively.

If the Owner withdraws $7 in the first and second halves of calendar year 2025 and $8 in the first and second halves of calendar year 2026, then at the time the withdrawal in the first half of calendar year 2025 is taken, the Owner will have withdrawn $15 in the Contract Year running from July 1, 2025 to June 30, 2026. Because the sum of the Owner’s withdrawals for the Contract Year running from July 1, 2025 to June 30, 2026 is less than the greater of the RMDs for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin , you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner who must begin taking RMDs in the calendar year 2025 on a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

If the Owner delays taking his first RMD (the 2025 RMD) until March 30, 2026, he may still take the 2026 RMD before the next Contract Year begins on June 30, 2026 without an adverse recalculation of the GWB and GAWA. However, if he takes his second RMD (the 2026 RMD) after June 30, 2026, he should wait until the following Contract Year begins on July 1, 2027 to take his third RMD (the 2027 RMD) because, except for the calendar year in which RMDs begin, withdrawing two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the total of the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix E, specifically examples 3 and 4 under section “I. +Income GMWB.” Please consult the financial professional who is helping, or who helped, you purchase your tax-qualified Contract, and your tax advisor, to be sure that a GMWB ultimately suits your needs relative to your RMD.

In addition, with regard to Required Minimum Distributions (RMDs) under an IRA only, it is important to consult your financial and tax advisor to determine whether the benefits of this GMWB will satisfy your RMD requirements or whether there are other IRA holdings that can satisfy the aggregate RMD requirements. With regard to other qualified plans, you must determine what your qualified plan permits. The required beginning date for distributions under qualified plans and Tax-Sheltered Annuities is generally no later than April 1st of the calendar year following the calendar year in which you attain the applicable age as noted in the table below or the calendar year in which you retire. The required beginning date for distributions from a qualified contract maintained for an IRA is generally no later than April 1st of the calendar year following the calendar year in which you attain the applicable age as noted in the table below. You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements. If you fail to take your full RMD for a year, you are subject to a 25% excise tax on any shortfall. This excise tax may be reduced to 10% if a distribution of the shortfall is made within two years and prior to the date the excise tax is imposed by the IRS.

If you were born:	Your “applicable age” is:
Before July 1, 1949	70½
After June 30, 1949 and before 1951	72
After 1950 and before 1960	73
In 1960 or later	75
Additional Information Regarding +Income GMWB with Joint Option.

Except as otherwise discussed below, the election of +Income GMWB with Joint Option under a non-tax-qualified contract requires the joint Owners to be spouses (as defined under federal law) and each joint Owner is considered to be a “Covered Life.” In such cases, the Owners can be subsequently changed but the Covered Lives cannot be changed. Upon the death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

The +Income GMWB with Joint Option is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial Owners and joint Annuitants. In these cases, the spouses are the Covered Lives, and the For Life Guarantee is based on the Annuitant’s life who dies last. The Owners can be subsequently changed but no changes of Annuitant are allowed.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of the +Income GMWB with Joint Option requires the Owner and primary Beneficiary to be spouses (as defined by federal law). The Owner and only the primary spousal Beneficiary named at the election of the +Income GMWB with Joint Option under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered Life in the event of divorce. In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the primary spousal Beneficiary cannot be changed while both the Owner and primary spousal Beneficiary are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon spousal continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

The +Income GMWB with Joint Option is also available on a limited basis under qualified custodial account contracts, pursuant to which the Annuitant and a contingent Annuitant named at election of the GMWB must be spouses and will be the Covered Lives. The only changes in these arrangements that we permit are that (i) the custodial Owner may be changed or (ii) the ownership of the Contract may be transferred to the Annuitant if, at the same time as that transfer, the contingent Annuitant is designated as the primary (spousal) Beneficiary.
Termination. This GMWB terminates, subject to a prorated GMWB Charge assessed for the period since the last annual GMWB Charge, and all benefits under this GMWB end on the earlier of:
•the date you elect to receive income payments under the Contract;
•the Latest Income Date;
•the date you take a total withdrawal;
•the date upon which the Contract terminates because the Owner, any joint Owner, or the Annuitant on a qualified custodial account Contract, dies, unless continued by the spouse;
•the Continuation Date if the surviving spouse elects to terminate the GMWB and the spouse is permitted under the terms of this GMWB to make such an election; or
•the date upon which all obligations for payment under this GMWB have been satisfied after the Contract has been terminated.
This GMWB may not otherwise be terminated independently from termination of the Contract.
Guaranteed Minimum Withdrawal Benefit Considerations. Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also provide for an inheritance for their Beneficiaries. The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and need to withdraw income from those investments. A GMWB is designed to help investors manage these uncertainties.

A GMWB does not guarantee that the Guaranteed Annual Withdrawal Amount ("GAWA") will be sufficient to cover any individual’s particular needs. Moreover, a GMWB does not assure that you will receive any positive return on your investments and/or that your Contract will not lose money due to negative Index Return. While a GMWB's Step-Up feature may provide protection against inflation when there are strong investment returns that coincide with the availability of a Step-Up, the GMWB does not protect against any loss of purchasing power due to inflation. Also, it is important to note that withdrawals from your Contract (including Guaranteed Withdrawals) make it less likely that future Step-Ups to your Guaranteed Withdrawal Balance ("GWB") (if any) will increase your GAWA. This is because all withdrawals reduce your Contract Value and GWB. It is also important to note that Excess Withdrawals may significantly reduce the likelihood that your GAWA will increase due to a Step-Up, as Excess Withdrawals (unlike Guaranteed Withdrawals) result in a proportional reduction to your GWB and may cause your GWB to be reduced by more than the amount withdrawn; in other words, on more than a dollar-for-dollar basis.

Withdrawals under a GMWB will first be taken from your Contract Value. Our obligations to pay you more than your Contract Value will only arise under limited circumstances. Thus, in considering the election of a GMWB, you should consider whether the value to you of the level of protection that is provided by the GMWB and the cost of the GMWB, which reduces Contract Value and offsets our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.

Additionally, the timing and amounts of withdrawals under a GMWB have a significant impact on the amount and duration of benefits. The cumulative cost of a GMWB also is greater the longer the duration of ownership. The closer you are to retirement, the more reliably you may be able to forecast your needs to make withdrawals prior to the ages where the amounts of certain benefits (such as a For Life Guarantee (59½)) are locked-in. Conversely, forecasts at younger ages may prove less reliable. You should undertake careful consideration and thorough consultation with your financial professional as to the financial resources and age of the Owner/Annuitant and the value to you of the potentially limited downside protection that a GMWB might provide.

All GMWBs provide that the GMWB and all benefits thereunder will terminate on the Income Date, which is the date when annuity payments begin. The Income Date is either a date that you choose or the Latest Income Date. The Latest Income Date is the Contract Anniversary on which you will be 95 years old, or such date allowed by the Company on a non-discriminatory basis or as required by an applicable qualified plan, law or regulation. For more information, please see “Income Payments” beginning on page 67.

Before (1) electing a GMWB, (2) electing to annuitize your Contract after having purchased a GMWB, or (3) when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB, you should consider whether the termination of all benefits under the GMWB and annuitizing produces the better financial results for you. Naturally, you should discuss with your financial professional whether a GMWB is suitable for you. Consultation with your financial and tax advisor is also recommended.
These considerations are of particular significance due to the For Life Guarantee feature of the +Income GMWB and +Income GMWB with Joint Option, as the GAWA payments will cease when you annuitize voluntarily or on the Latest Income Date. Although these GMWBs contain annuitization options that may allow the equivalent of GAWA payments when you annuitize on the Latest Income Date, all benefits under a GMWB will terminate when you annuitize.
Name of Benefit [Text Block]	+Income GMWB and +Income GMWB with Joint Option
Terminal Illness Benefit/ Extended Care Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Terminal Illness Benefit/ Extended Care Benefit
Purpose of Benefit [Text Block]
Increases the amount that can be withdrawn from your Contract without a Withdrawal Charge if you experience certain qualifying events such as: (i) diagnosis with an illness that will result in your death within 12 months; or (ii) confinement to a nursing home or hospital for 90 consecutive days.

Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Maximum free withdrawal amount is $250,000 of your Contract Value.
•Can only be exercised once.
•Any applicable Interim Value adjustment still applies.
•Physician’s statement required.
•Qualifying event must occur after the Contract was issued.

Name of Benefit [Text Block]	Terminal Illness Benefit/ Extended Care Benefit
Intra-Term Performance Lock [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Intra-Term Performance Lock
Purpose of Benefit [Text Block]
Allows you to transfer the full Interim Value from your selected Index Account Option into the Short Duration Fixed Account Option, where it will earn the declared Short Duration Fixed Account rate of interest beginning on the Intra-Term Performance Lock Date until the next Contract Anniversary.

Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Uses the Interim Value calculated at the end of the Business Day after we receive your request. This means you will not be able to determine in advance your "locked in" Index Account Value, and it may be higher or lower than it was on the Business Day we received your request.
•An Intra-Term Performance Lock ends the Index Account Option Term for the Index Account Option out of which it is transferred, effectively terminating that Index Account Option.
•Once an Intra-Term Performance Lock has been processed, it is irrevocable.

Benefits Description [Table Text Block]
Intra-Term Performance Lock. You may elect to lock in Interim Value during the Index Account Option Term on all Index Account Options. This feature allows you to transfer the full Interim Value from your selected Index Account Option into the Short Duration Fixed Account Option, where it will earn the declared Short Duration Fixed Account rate of interest beginning on the Intra-Term Performance Lock Date until the next Contract Anniversary. You can view the Interim Value for your Index Account Option(s) as of the end of the previous Business Day in your account on jackson.com or by contacting us via phone at 1-800-644-4565. We use the Interim Value calculated at the end of the Business Day after we receive your request. This means you will not be able to determine in advance your "locked in" Index Account Option Value, and it may be higher or lower than it was on the Business Day we received your Intra-Term Performance Lock request.

You may elect an Intra-Term Performance Lock by submitting an election form or letter of instruction acceptable to us, making an election through your jackson.com account, or via telephone if you have telephone authorization executed on your account. We must receive a manual Intra-Term Performance Lock request in Good Order before the end of the current Business Day in order to execute the Intra-Term Performance Lock on that day. Otherwise, the Intra-Term Performance Lock will be executed on the next Business Day that your request is in Good Order. For requests submitted in writing, we do not consider the request to be received until it arrives at our Customer Care Center.

You (or your financial professional, if authorized) can request an automatic Intra-Term Performance Lock based on targets you set only through your account on jackson.com. You can set upper and/or lower targets for each Index Account Option each term. Please note: setting a target close to the current Interim Value may cause an Intra-Term Performance Lock to occur very quickly. You can change or cancel targets at any time before we perform the Intra-Term Performance Lock. Each Index Account Option’s targets automatically expire on the earlier of the date the Intra-Term Performance Lock is performed, or the last Business Day before the Index Account Option Term Anniversary. You can also override a target by requesting a manual Intra-Term Performance Lock before the target is reached. We determine if a target is reached using the Interim Value determined at the end of the prior Business Day. We then perform the Intra-Term Performance Lock using the Interim Value calculated at the end of the next Business Day, which is the day the Intra-Term Performance Lock is performed. Because your Intra-Term Performance Lock is performed based on the Interim Value calculated 24 hours after your target was reached, it is possible that the Index Return for your Index may decline between the time your target was reached and the time your Intra-Term Performance Lock is performed. Please note: by setting targets in your jackson.com account, you are authorizing us to automatically perform an Intra-Term Performance Lock at the end of the Business Day on the day after your target is reached, unless you cancel the lock. We will send an email notice once the Interim Value for an Index Account Option reaches your selected target. To cancel an automatic Intra-Term Performance Lock after the target is reached, we must receive your request in Good Order before the end of the Business Day on which the lock will be performed. You may submit this request to cancel an automatic Intra-Term Performance Lock through your account on jackson.com, via faxed or emailed letter of instruction, or via telephone (if you have authorized telephone transactions).

For example, assume your Contract Value is $100,000 and 100% is allocated to a 1-year Index Account Option with a Cap crediting method, 10% Buffer protection option, and the S&P 500 Index elected. The Cap Rate is 15%, but you and your financial professional agree that a positive Index Adjustment of at least 10% would meet your investment objectives. With that investment objective in mind, you set an automatic Intra-Term Performance Lock target of 10%. In month ten of the 1-year Index Account Option Term, the Interim Value of your Index Account Option has increased 10% from your initial $100,000 investment and Jackson sends an email notification to you, indicating that your automatic Intra-Term Performance Lock will be performed on the following Business Day unless you cancel through your account on jackson.com (or contact Jackson to cancel via faxed or emailed letter of instruction or phone if you have authorized telephone transactions). The Intra-Term Performance Lock is performed, and the full Interim Value of your Index Account Option is transferred to the Short Duration Fixed Account Option. On the next Contract Anniversary, the Short Duration Fixed Account Option Value associated with your Intra-Term Performance Lock will automatically be reallocated to an identical 1-year Index Account Option with a Cap crediting method, 10% Buffer protection option, and the S&P 500 Index elected unless other instructions are received prior to the end of the Business Day on your Contract Anniversary.

You (or your financial professional, if authorized) can also set Interim Value target notifications through your account on jackson.com. These Interim Value target notifications function similarly to automatic Intra-Term Performance Lock targets in that you can set upper and/or lower targets for each Index Account Option each term. However, Interim Value target notifications will not trigger an automatic Intra-Term Performance Lock and are for notification purposes only to assist you in tracking the performance of your Index Account Options. You can change or cancel Interim Value target notifications at any time through your account on jackson.com. We will send an email notice once the Interim Value for an Index Account Option reaches your selected target for notification. If you wish you elect an Intra-Term Performance Lock at that time, you must submit a manual Intra-Term Performance Lock request in Good Order to our Customer Care Center.

An Intra-Term Performance Lock ends the Index Account Option Term for the Index Account Option out of which it is transferred, effectively terminating that Index Account Option. Once an Intra-Term Performance Lock has been processed, it is irrevocable.

On each Contract Anniversary, any amounts allocated to the Short Duration Fixed Account Option as part of an Intra-Term Performance Lock, including interest earned on those amounts, will be reallocated into a new Index Account Option identical to the one from which they were originally transferred, subject to availability requirements, unless new allocation instructions have been received by us in Good Order, and will begin a new Index Account Option Term. You may provide reallocation instructions in writing using our Reallocation Form or a Letter of Instruction, or over the phone if you have authorized telephone transactions. For more information on what happens if the same Index Account Option is unavailable, see "Automatic Reallocation of Index Account Option Value to a New Index Account Option or the Fixed Account" beginning on page 53.

Please see the Statement of Additional Information for examples illustrating Intra-Term Performance Locks.

Name of Benefit [Text Block]	Intra-Term Performance Lock
End-Term Performance Lock [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	End-Term Performance Lock
Purpose of Benefit [Text Block]	Automatically transfers any positive Index Adjustment from an Index Account Option to the Fixed Account on the Index Account Option Term Anniversary.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Amounts transferred into the Fixed Account in connection with an End-Term Performance Lock will be unavailable to reallocate to an Index Account Option until the next Contract Anniversary.
•Not available in combination with Automatic Rebalancing.

Benefits Description [Table Text Block]
End-Term Performance Lock. You may elect to automatically transfer any positive Index Adjustment from an Index Account Option to the Fixed Account on the Index Account Option Term Anniversary. Amounts transferred into the Fixed Account in connection with an End-Term Performance Lock will be unavailable to reallocate to an Index Account Option until the next Contract Anniversary.

You may not elect End-Term Performance Lock if you have elected Automatic Rebalancing.

You may cancel your End-Term Performance Lock program using whatever methods you use to change your allocation instructions. You should consult with your financial professional with respect to the current availability of End-Term Performance Lock.

The following examples demonstrate how End-Term Performance Locks work with both positive and negative Index Adjustments.

This example demonstrates an End-Term Performance Lock when a positive Index Adjustment occurs at the end of the Term.
•If your starting Premium is $100,000, you are 100% allocated to an Index Account Option, and have elected the End-Term Performance Lock, any increase in Index Account Option Value at the end of the Term from a positive Index
Adjustment will be transferred to the 1-year Fixed Account Option automatically at the end of the Term. This option is available for all available crediting methods and downside protection combinations.
•Assume the Index Adjustment is equal to 4% at the end of the Term. The credited Index Adjustment ($100,000 * 4% = $4,000) would be automatically transferred to the 1-year Fixed Account at the end of the Term under the End-Term Performance Lock.
This example demonstrates an End-Term Performance Lock when a negative Index Adjustment occurs at the end of the Term.
•If your starting Premium is $100,000, you are 100% allocated to an Index Account Option, and have elected the End-Term Performance Lock, any increase in Index Account Option Value at the end of the Term from a positive Index Adjustment will be transferred to the 1-year Fixed Account Option automatically at the end of the Term. This option is available for all available crediting methods and downside protection combinations.
•Assume the Index Adjustment is equal to -4% at the end of the Term. Since the Index Adjustment is negative, the End-Term Performance Lock would not be executed and no Index Account Option Value will be automatically transferred to the 1-year Fixed Account Option.
Name of Benefit [Text Block]	End-Term Performance Lock
Rebalancing [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Rebalancing
Purpose of Benefit [Text Block]	Automatically rebalances your Contract Value between eligible Contract Options on the Contract Anniversary based upon the most recent allocation instructions you have provided.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•A Contract Option is only eligible for rebalancing at the end of its term.
•Rebalancing will only occur if more than one existing Contract Option's term ends on the same date.
•Not available in combination with End-Term Performance Lock.

Benefits Description [Table Text Block]
Automatic Rebalancing. You may elect to automatically rebalance Contract Value between eligible Contract Options on the Contract Anniversary based upon the most recent allocation instructions received by the Company in Good Order. If this option is elected, we will apply any applicable Index Adjustment to the Index Account Option and credited interest to the Fixed Account Option prior to reallocating the Contract Value. A Contract Option is only eligible for rebalancing at the end of its term. This means that a Fixed Account Option is only eligible for rebalancing on a Contract Anniversary, and an Index Account Option is only eligible for rebalancing on its Index Account Option Term Anniversary. Rebalancing will only occur if more than one existing Contract Option's term ends on the same date.

The percentage that will be allocated to each eligible Contract Option through the rebalancing transaction is equal to A divided by B, then multiplied by C, where:
A = the allocation percentage for the Contract Option found in the most recent allocation instructions received by the Company in Good Order;
B = 1 minus the sum of the allocation percentages of the ineligible Contract Options found in the most recent allocation instructions received by the Company in Good Order;
C = the sum of the Index Account Option Values and Fixed Account Option Values from Contract Options, including the Short Duration Fixed Account Option, that have reached the end of their crediting term on that Contract Anniversary.

Rebalancing allows you to tell us what percentage of your Contract Value you would like to keep allocated to various Contract Options, and as those Contract Option values fluctuate, allows us to automatically reallocate Contract Value between those Contract Options on Contract Anniversaries to maintain your desired allocation percentages. For example, assume you allocate 50% of your Contract Value to the Fixed Account Option, and 50% of your Contract Value to a 1-year Index Account Option. On your next Contract Anniversary, assume your Fixed Account had positive interest credited, but you had a negative Index Adjustment on your Index Account Option, such that your Fixed Account Value is now 55% of your Contract Value and your Index Account Option Value has fallen to only 45% of your Contract Value. Because you elected Automatic Rebalancing, we will automatically reallocate your Contract Value between the Fixed Account Option and 1-year Index Account Option so that they are once again equally balanced at 50% of Contract Value in each option.

You may not elect Automatic Rebalancing if you have elected End-Term Performance Lock.

You may cancel your Automatic Rebalancing program using whatever methods you use to change your allocation instructions. If you provide us with reallocation instructions in advance of a Contract Anniversary, any existing Automatic Rebalancing elections will be terminated and we will reallocate consistent with the updated reallocation instructions you provided. To reinstate Automatic Rebalancing on your Contract, you must submit a new election form. If you submit a new election form, Automatic Rebalancing will resume on the next eligible Contract Anniversary.

Rebalancing instructions may only include Contract Options in which you are currently invested. Automatic rebalancing cannot be used to reallocate Contract Value into new Contract Options.

You should consult with your financial professional with respect to the current availability of Automatic Rebalancing.

Please see Appendix B (Calculation Examples) for examples illustrating Automatic Rebalancing scenarios in which all Index Account Options are at the end of their Term (Example 1), two out of four Index Account Options are at the end of their Term (Example 2), three out of four Index Account Options are at the end of their Term (Example 3), and where an Intra-Term Performance Lock was performed during the Contract Year (Example 4).

Name of Benefit [Text Block]	Rebalancing
Withdrawal Charge [Member]
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Applicable Transaction [Text Block]	Withdrawal Charge. At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining Withdrawal Charge that remains after a withdrawal),
Contract Adjustment, Manner Determined [Text Block]	you may withdraw the following with no Withdrawal Charge:
•Premium that is no longer subject to a Withdrawal Charge (Premium that has been invested in your annuity for at least six years without being withdrawn),

•Earnings (any Contract Value that is in excess of your Remaining Premium), and

•any Free Withdrawal amount. The free withdrawal amount is equal to 10% of Remaining Premium at the beginning of the Contract Year that would otherwise incur a Withdrawal Charge, minus earnings. The free withdrawal amount may be taken once or through multiple withdrawals throughout the Contract Year. Amounts withdrawn to satisfy required minimum distributions reduce the amount of available Free Withdrawal.

We will deduct a Withdrawal Charge on:

•Withdrawals in excess of the Free Withdrawal amount (the Withdrawal Charge is imposed only on the excess amount above the Free Withdrawal amount),

•Withdrawals under a Contract that exceed its required minimum distribution under the Internal Revenue Code (the entire amount withdrawn to fulfill your withdrawal request, including amounts necessary to pay Withdrawal Charges, will be subject to the Withdrawal Charge),

•Excess Withdrawals on Contracts with an add-on Guaranteed Minimum Withdrawal Benefit;

•The gross amount withdrawn in a total withdrawal, which includes amounts necessary to pay Withdrawal Charges, and

•Amounts applied to income payments on an Income Date if the Income Date is within one year of the Issue Date.

For purposes of the Withdrawal Charge, we treat withdrawals as coming first from earnings (which may be withdrawn free of any Withdrawal Charge), and then from Remaining Premium. If you request a total withdrawal or elect to commence income payments within one year of the date your Contract was issued, the Withdrawal Charge is calculated as a percentage of Remaining Premium in the Contract immediately prior to the withdrawal or commencement of income payments. Please note, any Free Withdrawal taken, like any withdrawal, reduces both Contract Value and Remaining Premium. Any portion of the Withdrawal Charge that would reduce the Fixed Account Value below the Fixed Account Minimum Value will be waived.

The amount of the Withdrawal Charge deducted varies according to the following schedule (state variations may apply):

Withdrawal Charge (as a percentage of Remaining Premium):

Completed Contract Years	0	1	2	3	4	5	6+
	8.0%	8.0%	7.0%	6.0%	5.0%	4.0%	0.0%
You may request a partial withdrawal as either a gross amount withdrawal or a net amount withdrawal. Your selection will have an impact on both the amount you receive and the amount of the Withdrawal Charge assessed on your partial withdrawal. In the absence of instruction from you, we will process your withdrawal as a gross amount withdrawal.

If you elect to receive a gross amount withdrawal, your Contract Value will be reduced by your requested withdrawal amount. Any applicable Withdrawal Charges and taxes will be deducted from your requested withdrawal amount and the remaining amount after deductions will be distributed to you. Therefore, you may receive less than the dollar amount you specified in your withdrawal request. If you elect to receive a net amount withdrawal, your Contract Value will be reduced by your requested withdrawal amount plus the amount needed to cover any applicable Withdrawal Charges and taxes withheld. Therefore, you will receive exactly the amount specified in your withdrawal request, but your Contract Value may be reduced by more than the amount of that request. In each case, Withdrawal Charges, if any, will be assessed against the amount by which your Remaining Premium is reduced (excluding any amount for which the Contract expressly provides for waived or no Withdrawal Charges). A partial withdrawal will reduce Remaining Premium by the amount of Premium withdrawn that incurs a Withdrawal Charge (inclusive of the Withdrawal Charge amount).

Note: Withdrawals under a non-qualified Contract will be taxable on an “income first” basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

We do not assess the Withdrawal Charge on any amounts paid out as:

•income payments during your Contract’s income phase (but the Withdrawal Charge is deducted from your Contract Value at the Income Date if income payments are commenced in the first Contract Year);

•Death Benefits;

•withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the withdrawal requested exceeds the required minimum distribution, then the entire amount withdrawn to fulfill your withdrawal request will be subject to the Withdrawal Charge);

•withdrawals of the Guaranteed Annual Withdrawal Amount on Contracts with an add-on Guaranteed Minimum Withdrawal Benefit; or

•if permitted by your state, withdrawals of up to $250,000 from the Index Account Options or the Fixed Account (subject to certain exclusions) if you are diagnosed with a terminal illness or need extended hospital or nursing home care as provided in your Contract.

Withdrawal Charges are intended to compensate us for expenses incurred in connection with the promotion, sale, and distribution of the Contracts. We intend to use revenue generated from Withdrawal Charges for any legitimate corporate purpose.

For examples illustrating the assessment of Withdrawal Charges in scenarios both with and without earnings present, please see Appendix B, Examples 5 and 6.

Waiver of Withdrawal Charge for Certain Emergencies. We will waive withdrawal Charges under certain circumstances, on up to $250,000 of Contract Value withdrawn, pursuant to the following waivers:

Terminal Illness Waiver. We will waive any Withdrawal Charges on amounts withdrawn after you have provided us with a physician’s statement verifying that you have been diagnosed with an illness that will result in your death within 12 months of diagnosis. The illness giving rise to the terminal diagnoses must arise after the Issue Date of this Contract. This waiver is available only once, no matter the amount withdrawn, or in the circumstances of multiple medical conditions and/or Joint
Owners.
Extended Care Waiver. We will waive any Withdrawal Charges on amounts withdrawn after you have provided us with a physician’s statement verifying that you have been confined to a nursing home or hospital for 90 consecutive days. Your confinement to the nursing home or hospital must begin after the Issue Date of this Contract. This waiver is available only once, no matter the amount withdrawn, or in the circumstances of multiple confinements for the same or a different medical condition and/or Joint Owners.

Withdrawals made pursuant to these waivers from Index Account Options are subject to an Interim Value adjustment. You may exercise these waivers only once under your Contract, and only on amounts of up to $250,000 of Contract Value withdrawn.
Conditions giving rise to the use of these waivers must begin after the Issue Date of your Contract. Please refer to your
Contract for additional details regarding the use of these waivers.

Contract Adjustment, Effect on Value and Benefits [Text Block]
You may owe tax on withdrawals for terminal illness and/or extended care. We encourage you to discuss the use of these waivers and any withdrawals with your financial professional and/or personal tax adviser.

Commutation Fee [Member]
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Applicable Transaction [Text Block]	Commutation Fee. If you make a total withdrawal from your Contract after income payments have commenced under options 3 or 4 (see “Income Options”),
Contract Adjustment, Manner Determined [Text Block]	the amount received will be reduced by (a) minus (b) where:
(a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

(b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

Contract Adjustment, Effect on Value and Benefits [Text Block]	The Commutation Fee compensates us for administrative costs and expenses associated with commuting the annuity payments and determining the amount to be paid.
Expedited Delivery Charge [Member]
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Applicable Transaction [Text Block]	Expedited Delivery Charge. When you request expedited delivery of any withdrawal amounts, there are additional charges assessed for this service.
Contract Adjustment, Manner Determined [Text Block]	We pass the current charges for requested expedited delivery services through to you directly, with no added fees or profits to us. This means these charges are subject to change and are not subject to a maximum. The current charge for standard overnight delivery is $23. The current charge for overnight delivery on Saturday is $38.
Wire Transfer Charge [Member]
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Applicable Transaction [Text Block]	Wire Transfer Charge. We pass the current charges for requested wire transfer services through to you directly, with no added fees or profits to us.
Contract Adjustment, Manner Determined [Text Block]	This means these charges are subject to change and are not subject to a maximum. We currently charge up to $20 for standard wire transfers and $25 for international wire transfers in connection with requested withdrawals.
Premium Taxes [Member]
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Applicable Transaction [Text Block]	Premium Taxes. Some states and other governmental entities charge Premium taxes or other similar taxes. We pay these taxes and may make a deduction from your Contract Values for them.
Contract Adjustment, Manner Determined [Text Block]	Premium taxes generally range from 0% to 3.5% (the amount of state Premium tax, if any, will vary from state to state).
Contract Adjustment, Effect on Value and Benefits [Text Block]	Premium tax is currently not charged back to the Contract, however, the Company reserves the right to deduct any amounts advanced to pay taxes from the Contract Value.
Cap Crediting Method [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology [Text Block]
Cap Crediting Method. When you elect a Cap Crediting Method as part of an Index Account Option, if the performance of the Index you elect is positive at the end of your Index Account Option Term, your Index Account Option Value will be credited with a positive Index Adjustment equal to the Index Return multiplied by the Index Participation Rate, limited by the Cap Rate. The maximum amount of Index Adjustment that will be credited to your Index Account Option Value when your Index Return is positive as of the Index Account Option Term Anniversary will be limited by the elected Cap.

There are two rates associated with the Cap Crediting Method: The Cap, or "Cap Rate", and the Index Participation Rate. The Cap Rate is the maximum amount of Index Adjustment that will be credited to an Index Account Option at the end of each Index Account Option Term, expressed as a percentage. The Index Participation Rate ("IPR") is the percentage applied to any positive Index Return in calculating the amount of Index Adjustment to be credited at the end of the Index Account Option Term. The Cap Rate and IPR are declared at the beginning of the Index Account Option Term and will not change during the Index Account Option Term. The Cap Rate and IPR for a particular Index Account Option Term may be higher or lower than the Cap Rate and IPR for previous or future Index Account Option Terms. In no event will an available Cap Rate be lower than 2% for a 6-year Index Account Option Term, 1.50% for a 3-year Index Account Option Term, or 1% for a 1-year Index Account Option Term. In no event will an available Index Participation Rate be lower than 100%. Because the Index Participation Rate is guaranteed to be at least 100%, it will never serve to reduce an Index Adjustment. Current rates are posted online at Jackson.com/RatesJMLP3, which is incorporated by reference into this prospectus. The rates for Contract Value reallocations at the end of an Index Account Option Term are posted at least 30 days before the end of any Index Account Option Term. At least 30 days prior to any Index Account Option Term Anniversary, we will send you written notice reminding you of how you may obtain the rates for the next Index Account Option Term.

The Cap Crediting Method is currently available with either a Buffer or Floor, and for your choice of 1-year, 3-year, or 6-year Index Account Option Terms. The Cap Rate for the 3-year and 6-year terms would be lower if measured on an annual basis. For Index Account Option Terms longer than one year, the Buffer for that term is a total Buffer for the duration of that Index Account Option Term. The following examples will illustrate how the Cap Crediting Method operates with both the Buffer and Floor Protection Options. Each example assumes a 10% Cap Rate and a 10% Buffer or Floor. The Index Participation Rate is indicated in each example. The examples assume no withdrawals.
Cap with Buffer.
When you elect the Cap Crediting Method with Buffer Protection Option, you are partially protected from downside loss, and any positive Index Adjustment will equal Index Return multiplied by the Index Participation Rate up to the stated Cap. Here are some examples of how an Index Participation Rate, Cap and Buffer work in combination on the Index Account Option Term Anniversary where the Index Participation Rate is 110%:
Scenario 1: The Index Return is 20%. After multiplying the positive Index Return by the Index Participation Rate of 110%, the Adjusted Index Return is 22%. Due to the 10% Cap, the Index Adjustment credited to your Index Account Option Value will be 10%.
Scenario 2: The Index Return is 6%. After multiplying the positive Index Return by the Index Participation Rate of 110%, the Adjusted Index Return is 6.60%. Since the Index has not out-performed the 10% Cap, the Index Adjustment credited to your Index Account Option Value is equal to the Adjusted Index Return, which is 6.60%.
Scenario 3: The Index Return is -8%. Since the Index Return was less than the -10% Buffer, your Index Account Option Value was fully protected and experienced no loss.
Scenario 4: The Index Return is -12%. Since the Index Return exceeded the -10% Buffer, your Index Account Option Value was partially protected from the negative performance, but still experienced a -2% loss.
For examples illustrating the Cap and Buffer in connection with an Interim Value adjustment in different market conditions where single or multiple partial withdrawals are taken in the middle of an Index Account Option Term, please see the Statement of Additional Information.
Cap with Floor.
When you elect the Cap Crediting Method with Floor Protection Option, you are exposed to loss up to a certain point, but Jackson will protect you from any loss beyond that point. Any positive Index Adjustment will equal Index Return multiplied by the Index Participation Rate up to the stated Cap. Here are some examples of how an Index Participation Rate, Cap, and Floor work in combination on the Index Account Option Term Anniversary where the Index Participation Rate is 100%:
Scenario 1: The Index Return is 20%. After multiplying the positive Index Return by the Index Participation Rate of 100%, the Adjusted Index Return is 20%. Due to the 10% Cap, the Index Adjustment credited to your Index Account Option Value will be 10%.
Scenario 2: The Index Return is 6%. After multiplying the positive Index Return by the Index Participation Rate of 100%, the Adjusted Index Return is 6%. Since the Index has not out-performed the 10% Cap, the Index Adjustment credited to your Index Account Option Value is equal to the Adjusted Index Return, which is 6%.
Scenario 3: The Index Return is -8%. Since the Index Return fell within the -10% Floor, your Index Account Option Value will experience the full loss of -8%.
Scenario 4: The Index Return is -18%. Since the Index Return exceeded the -10% Floor, your Index Account Option Value was partially protected from the negative performance and experienced a -10% loss.

For examples illustrating the Cap and Floor in connection with an Interim Value adjustment in different market conditions where single or multiple partial withdrawals are taken in the middle of an Index Account Option Term, please see the Statement of Additional Information.

Cap Crediting Method, With Buffer [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]
Scenario 1: The Index Return is 20%. After multiplying the positive Index Return by the Index Participation Rate of 110%, the Adjusted Index Return is 22%. Due to the 10% Cap, the Index Adjustment credited to your Index Account Option Value will be 10%.
Scenario 2: The Index Return is 6%. After multiplying the positive Index Return by the Index Participation Rate of 110%, the Adjusted Index Return is 6.60%. Since the Index has not out-performed the 10% Cap, the Index Adjustment credited to your Index Account Option Value is equal to the Adjusted Index Return, which is 6.60%.
Scenario 3: The Index Return is -8%. Since the Index Return was less than the -10% Buffer, your Index Account Option Value was fully protected and experienced no loss.
Scenario 4: The Index Return is -12%. Since the Index Return exceeded the -10% Buffer, your Index Account Option Value was partially protected from the negative performance, but still experienced a -2% loss.

Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	Here are some examples of how an Index Participation Rate, Cap and Buffer work in combination on the Index Account Option Term Anniversary where the Index Participation Rate is 110%:
Cap Crediting Method, With Floor [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]
Scenario 1: The Index Return is 20%. After multiplying the positive Index Return by the Index Participation Rate of 100%, the Adjusted Index Return is 20%. Due to the 10% Cap, the Index Adjustment credited to your Index Account Option Value will be 10%.
Scenario 2: The Index Return is 6%. After multiplying the positive Index Return by the Index Participation Rate of 100%, the Adjusted Index Return is 6%. Since the Index has not out-performed the 10% Cap, the Index Adjustment credited to your Index Account Option Value is equal to the Adjusted Index Return, which is 6%.
Scenario 3: The Index Return is -8%. Since the Index Return fell within the -10% Floor, your Index Account Option Value will experience the full loss of -8%.
Scenario 4: The Index Return is -18%. Since the Index Return exceeded the -10% Floor, your Index Account Option Value was partially protected from the negative performance and experienced a -10% loss.

Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	Here are some examples of how an Index Participation Rate, Cap, and Floor work in combination on the Index Account Option Term Anniversary where the Index Participation Rate is 100%:
Performance Trigger Crediting Method [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology [Text Block]
Performance Trigger Crediting Method. When you elect a Performance Trigger Crediting Method, if the performance of the Index you elect is zero or positive at the end of your Index Account Option Term, your Index Account Option Value will be credited with a positive Index Adjustment equal to the Performance Trigger Rate. The Performance Trigger Rate is the amount of Index Adjustment that could be credited to an Index Account Option at the end of each Index Account Option Term, expressed as a percentage. The Performance Trigger Rate is declared at the beginning of the Index Account Option Term and will not change during the Index Account Option Term. The Performance Trigger Rate for a
particular Index Account Option Term may be higher or lower than the Performance Trigger Rate for previous or future Index Account Option Terms. In no event will an available Performance Trigger Rate be lower than 1%. Current rates are posted online at Jackson.com/RatesJMLP3, which is incorporated by reference into this prospectus. The rates for Contract Value reallocations at the end of an Index Account Option Term are posted at least 30 days before the end of any Index Account Option Term. At least 30 days prior to any Index Account Option Term Anniversary, we will send you written notice reminding you of how you may obtain the rates for the next Index Account Option Term.

The Performance Trigger Crediting Method is currently available for renewable one year Index Account Option Terms, with your choice of a Buffer or Floor Protection Option. The following examples will illustrate how the Performance Trigger Crediting Method operates with both the Buffer and Floor Protection Options. Each Example assumes a 5% Performance Trigger Rate and a 10% Buffer or Floor. The examples assume no withdrawals.
Performance Trigger with Buffer.

When you elect the Performance Trigger Crediting Method with Buffer Protection Option, you are partially protected from downside loss, and any positive Index Adjustment will be equal to the stated Performance Trigger Rate. If market performance is zero or positive over the end of the Index Account Option Term, the full Index Adjustment will equal the Performance Trigger Rate, regardless of how much the Index increased. Here are some examples of how the Performance Trigger rate and Buffer work in combination on the Index Account Option Term Anniversary:
Scenario 1: The Index Return is 12%. Since the market was positive, the Index Adjustment credited to your Index Account Option Value will equal the Performance Trigger Rate of 5%.
Scenario 2: The Index Return is 2%. Since the market was positive, the Index Adjustment credited to your Index Account Option Value will equal the Performance Trigger Rate of 5%.
Scenario 3: The Index Return is -8%. Since the Index Return was less than the -10% Buffer, your Index Account Option Value was protected and experienced no loss.
Scenario 4: The Index Return is -12%. Since the Index Return exceeded the -10% Buffer, your Index Account Option Value was partially protected from the negative performance, but still experienced a -2% loss.

For examples illustrating a Performance Trigger Rate and Buffer in connection with an Interim Value adjustment in different market conditions where single or multiple partial withdrawals are taken in the middle of an Index Account Option Term, please see the Statement of Additional Information.
Performance Trigger with Floor.
When you elect the Performance Trigger Crediting Method with Floor Protection Option, you experience loss up to a certain point, but Jackson will protect you from any loss beyond that point. Your positive Index Adjustment will be equal to the stated Performance Trigger Rate. If market performance is zero or positive at the end of the Index Account Option Term, a positive Index Adjustment equal to the Performance Trigger Rate will be credited, regardless of how much the Index increased. Here are some examples of how the Performance Trigger Rate and Floor work in combination on the Index Account Option Term Anniversary:
Scenario 1: The Index Return is 12%. Since the market was positive, the Index Adjustment credited to your Index Account Option Value will equal the Performance Trigger Rate of 5%.
Scenario 2: The Index Return is 2%. Since the market was positive, the Index Adjustment credited to your Index Account Option Value will equal the Performance Trigger Rate of 5%.
Scenario 3: The Index Return is -8%. Since the Index Return fell within the -10% Floor, your Index Account Option Value will experience the full loss of -8%.
Scenario 4: The Index Return is -18%. Since the Index Return exceeded the -10% Floor, your Index Account Option Value was partially protected from the negative performance and experienced a -10% loss.
For examples illustrating a Performance Trigger Rate and Floor in connection with an Interim Value adjustment in different market conditions where single or multiple partial withdrawals are taken in the middle of an Index Account Option Term, please see the Statement of Additional Information.

Performance Trigger Crediting Method, With Buffer [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]
Scenario 1: The Index Return is 12%. Since the market was positive, the Index Adjustment credited to your Index Account Option Value will equal the Performance Trigger Rate of 5%.
Scenario 2: The Index Return is 2%. Since the market was positive, the Index Adjustment credited to your Index Account Option Value will equal the Performance Trigger Rate of 5%.
Scenario 3: The Index Return is -8%. Since the Index Return was less than the -10% Buffer, your Index Account Option Value was protected and experienced no loss.
Scenario 4: The Index Return is -12%. Since the Index Return exceeded the -10% Buffer, your Index Account Option Value was partially protected from the negative performance, but still experienced a -2% loss.

Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	Here are some examples of how the Performance Trigger rate and Buffer work in combination on the Index Account Option Term Anniversary:
Performance Trigger Crediting Method, With Floor [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]
Scenario 1: The Index Return is 12%. Since the market was positive, the Index Adjustment credited to your Index Account Option Value will equal the Performance Trigger Rate of 5%.
Scenario 2: The Index Return is 2%. Since the market was positive, the Index Adjustment credited to your Index Account Option Value will equal the Performance Trigger Rate of 5%.
Scenario 3: The Index Return is -8%. Since the Index Return fell within the -10% Floor, your Index Account Option Value will experience the full loss of -8%.
Scenario 4: The Index Return is -18%. Since the Index Return exceeded the -10% Floor, your Index Account Option Value was partially protected from the negative performance and experienced a -10% loss.

Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	Here are some examples of how the Performance Trigger Rate and Floor work in combination on the Index Account Option Term Anniversary:
Performance Boost Crediting Method [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology [Text Block]
Performance Boost Crediting Method. The Performance Boost Crediting Method is only available with the Buffer Protection Option. When you elect a Performance Boost Crediting Method, if the performance of the Index you elect is positive, zero or negative but not equal to or in excess of the Buffer at the end of your Index Account Option Term, your Index Account Option Value will be credited with a positive Index Adjustment equal to Index Return plus the Performance Boost Rate, limited by the Performance Boost Cap Rate. If the performance of the Index you elect is negative but equal to the Buffer at the end of your Index Account Option Term, your Index Account Option Value will be credited with an Index Adjustment equal to zero. If the performance of the Index you elect is negative in excess of the Buffer at the end of your Index Account Option Term, you will be credited with a negative Index Adjustment equal to the amount that the negative Index Return exceeds the Buffer.

There are two rates associated with the Performance Boost Crediting Method: the Performance Boost Rate, and the Performance Boost Cap Rate. The Performance Boost Rate is used to boost your Index Adjustment to a value higher than Index Return, and is equal to the Buffer percentage. The Performance Boost Cap Rate limits the amount of positive Index Adjustment you can receive, and is the maximum amount of Index Adjustment that could be credited to an Index Account Option at the end of each Index Account Option Term, expressed as a percentage. Both the Performance Boost Rate and the Performance Boost Cap Rate are declared at the beginning of the Index Account Option Term and will not change during the Index Account Option Term. The Performance Boost Rate and the Performance Boost Cap Rate for a particular Index Account Option Term may be higher or lower than the Performance Boost Rate and Performance Boost Cap Rate for previous or future Index Account Option Terms. In no event will an available Performance Boost Rate be lower than 5% or an available Performance Boost Cap Rate be lower than 1% for a 1-year Term, 1.50% for a 3-year Term, or 2.00% for a 6-year Term. Current rates are posted online at Jackson.com/RatesJMLP3, which is incorporated by reference into this prospectus. The rates for Contract Value reallocations at the end of an Index Account Option Term are posted at least 30 days before the end of any Index Account Option Term. At least 30 days prior to any Index Account Option Term Anniversary, we will send you written notice reminding you of how you may obtain the rates for the next Index Account Option Term.

The Performance Boost Crediting Method is available for renewable one-year, three-year, and six-year Index Account Option Terms with the Buffer Protection Option only. The following examples will illustrate how the Performance Boost Crediting Method operates with the Buffer Protection Option. The Example assumes a 10% Performance Boost Rate, a 10% Performance Boost Cap Rate and a 10% Buffer. The example assumes no withdrawals.
Performance Boost with Buffer.

When you elect the Performance Boost Crediting Method with Buffer Protection Option, you are partially protected from downside loss, and any positive Index Adjustment may be limited by the Performance Boost Cap Rate. If the market is positive, zero or negative but not in excess of the Buffer, you will receive an Index Adjustment equal to Index Return plus the Performance Boost Rate. If the Index Return is negative in excess of the Buffer, you will receive a negative Index Adjustment equal to the amount that negative Index Return exceeds the Buffer. If the Index Return is negative but equal to the Buffer, your Index Adjustment will be zero. Here are some examples of how the Performance Boost Rate, Performance Boost Cap Rate, and Buffer work in combination on the Index Account Option Term Anniversary:

Scenario 1: The Index Return is 14%. Due to the 10% Performance Boost Cap Rate, the Index Adjustment will be 10%.

Scenario 2: The Index Return is 4%. The Index Adjustment credited to your Index Account Option Value will equal the 4% Index Return plus the 10% Performance Boost Rate (the Buffer percentage) up to the Performance Boost Cap Rate of 10%. In this case, the Index Adjustment will be 10%.

Scenario 3: The Index Return is -3%. The Index Adjustment credited to your Index Account Option Value will equal the -3% Index Return plus the 10% Performance Boost Rate (the Buffer percentage) up to the Performance Boost Cap Rate of 10%. In this case, the Index Adjustment will be 7%.

Scenario 4: The Index Return is -12%. Since the negative Index Return exceeded the -10% Buffer, your Index Account Option Value was partially protected from the negative return, but still experienced a -2% loss.

Scenario 5: The Index Return is -10%. The Index Adjustment credited to your Index Account Option Value will equal the -10% Index Return plus the 10% Performance Boost Rate (the Buffer percentage). In this case, the Index Adjustment will be 0%.

For examples illustrating a Performance Boost Rate, Performance Boost Cap Rate, and Buffer in connection with an Interim Value adjustment in different market conditions where single or multiple partial withdrawals are taken in the middle of an Index Account Option Term, please see the Statement of Additional Information.

Index-Linked Option Details, Crediting Methodology Example [Text Block]
Scenario 1: The Index Return is 14%. Due to the 10% Performance Boost Cap Rate, the Index Adjustment will be 10%.

Scenario 2: The Index Return is 4%. The Index Adjustment credited to your Index Account Option Value will equal the 4% Index Return plus the 10% Performance Boost Rate (the Buffer percentage) up to the Performance Boost Cap Rate of 10%. In this case, the Index Adjustment will be 10%.

Scenario 3: The Index Return is -3%. The Index Adjustment credited to your Index Account Option Value will equal the -3% Index Return plus the 10% Performance Boost Rate (the Buffer percentage) up to the Performance Boost Cap Rate of 10%. In this case, the Index Adjustment will be 7%.

Scenario 4: The Index Return is -12%. Since the negative Index Return exceeded the -10% Buffer, your Index Account Option Value was partially protected from the negative return, but still experienced a -2% loss.
Scenario 5: The Index Return is -10%. The Index Adjustment credited to your Index Account Option Value will equal the -10% Index Return plus the 10% Performance Boost Rate (the Buffer percentage). In this case, the Index Adjustment will be 0%.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	Here are some examples of how the Performance Boost Rate, Performance Boost Cap Rate, and Buffer work in combination on the Index Account Option Term Anniversary:
S&P 500, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.0% Cap Rate, 100% Index Participation Rate
S&P 500, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.0% Cap Rate, 100% Index Participation Rate
S&P 500, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.0% Cap Rate, 100% Index Participation Rate
S&P 500, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 4 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.0% Cap Rate, 100% Index Participation Rate
S&P 500, Market Index, P1Y, 1.0% Performance Trigger Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.0% Performance Trigger Rate
S&P 500, Market Index, P1Y, 1.0% Performance Trigger Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.0% Performance Trigger Rate
S&P 500, Market Index, P1Y, 1.0% Performance Trigger Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.0% Performance Trigger Rate
S&P 500, Market Index, P1Y, 1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
S&P 500, Market Index, P3Y, 1.5% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.5% Cap Rate, 100% Index Participation Rate
S&P 500, Market Index, P3Y, 1.5% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.5% Cap Rate, 100% Index Participation Rate
S&P 500, Market Index, P3Y, 1.5% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.5% Cap Rate, 100% Index Participation Rate
S&P 500, Market Index, P3Y, 1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate
S&P 500, Market Index, P6Y, 2.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	2.0% Cap Rate, 100% Index Participation Rate
S&P 500, Market Index, P6Y, 2.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	2.0% Cap Rate, 100% Index Participation Rate
S&P 500, Market Index, P6Y, 2.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	2.0% Cap Rate, 100% Index Participation Rate
S&P 500, Market Index, P6Y, 2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 5001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Russell 2000, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.0% Cap Rate, 100% Index Participation Rate
Russell 2000, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.0% Cap Rate, 100% Index Participation Rate
Russell 2000, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.0% Cap Rate, 100% Index Participation Rate
Russell 2000, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 4 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.0% Cap Rate, 100% Index Participation Rate
Russell 2000, Market Index, P1Y, 1.0% Performance Trigger Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.0% Performance Trigger Rate
Russell 2000, Market Index, P1Y, 1.0% Performance Trigger Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.0% Performance Trigger Rate
Russell 2000, Market Index, P1Y, 1.0% Performance Trigger Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Russell 2000, Market Index, P1Y, 1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Russell 2000, Market Index, P3Y, 1.5% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.5% Cap Rate, 100% Index Participation Rate
Russell 2000, Market Index, P3Y, 1.5% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.5% Cap Rate, 100% Index Participation Rate
Russell 2000, Market Index, P3Y, 1.5% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.5% Cap Rate, 100% Index Participation Rate
Russell 2000, Market Index, P3Y, 1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Russell 2000, Market Index, P6Y, 2.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	2.0% Cap Rate, 100% Index Participation Rate
Russell 2000, Market Index, P6Y, 2.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	2.0% Cap Rate, 100% Index Participation Rate
Russell 2000, Market Index, P6Y, 2.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	2.0% Cap Rate, 100% Index Participation Rate
Russell 2000, Market Index, P6Y, 2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 20001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
MSCI EAFE, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 4 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE, Market Index, P1Y, 1.0% Performance Trigger Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.0% Performance Trigger Rate
MSCI EAFE, Market Index, P1Y, 1.0% Performance Trigger Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.0% Performance Trigger Rate
MSCI EAFE, Market Index, P1Y, 1.0% Performance Trigger Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.0% Performance Trigger Rate
MSCI EAFE, Market Index, P1Y, 1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
MSCI EAFE, Market Index, P3Y, 1.5% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.5% Cap Rate, 100% Index Participation Rate
MSCI EAFE, Market Index, P3Y, 1.5% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.5% Cap Rate, 100% Index Participation Rate
MSCI EAFE, Market Index, P3Y, 1.5% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.5% Cap Rate, 100% Index Participation Rate
MSCI EAFE, Market Index, P3Y, 1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate
MSCI EAFE, Market Index, P6Y, 2.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	2.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE, Market Index, P6Y, 2.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	2.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE, Market Index, P6Y, 2.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	2.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE, Market Index, P6Y, 2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI EAFE1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
MSCI Emerging Markets, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 4 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets, Market Index, P1Y, 1.0% Performance Trigger Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.0% Performance Trigger Rate
MSCI Emerging Markets, Market Index, P1Y, 1.0% Performance Trigger Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.0% Performance Trigger Rate
MSCI Emerging Markets, Market Index, P1Y, 1.0% Performance Trigger Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.0% Performance Trigger Rate
MSCI Emerging Markets, Market Index, P1Y, 1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
MSCI Emerging Markets, Market Index, P3Y, 1.5% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.5% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets, Market Index, P3Y, 1.5% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.5% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets, Market Index, P3Y, 1.5% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.5% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets, Market Index, P3Y, 1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate
MSCI Emerging Markets, Market Index, P6Y, 2.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	2.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets, Market Index, P6Y, 2.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	2.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets, Market Index, P6Y, 2.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	2.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets, Market Index, P6Y, 2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	MSCI Emerging Markets1
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Nasdaq-100, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 4 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100, Market Index, P1Y, 1.0% Performance Trigger Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.0% Performance Trigger Rate
Nasdaq-100, Market Index, P1Y, 1.0% Performance Trigger Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.0% Performance Trigger Rate
Nasdaq-100, Market Index, P1Y, 1.0% Performance Trigger Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.0% Performance Trigger Rate
Nasdaq-100, Market Index, P1Y, 1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Nasdaq-100, Market Index, P3Y, 1.5% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.5% Cap Rate, 100% Index Participation Rate
Nasdaq-100, Market Index, P3Y, 1.5% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.5% Cap Rate, 100% Index Participation Rate
Nasdaq-100, Market Index, P3Y, 1.5% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.5% Cap Rate, 100% Index Participation Rate
Nasdaq-100, Market Index, P3Y, 1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Nasdaq-100, Market Index, P6Y, 2.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	2.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100, Market Index, P6Y, 2.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	2.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100, Market Index, P6Y, 2.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	2.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100, Market Index, P6Y, 2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq-1001
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Index Loss Limit Type	See current Rate Sheet Prospectus Supplement
Index-Linked Option Available, Index Gain Limit Type	2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Fixed Account Option [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	Fixed Account Option
Fixed Option Available, Term	1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	2.40%
Short Duration Fixed Account Option [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	Short Duration Fixed Account Option
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	2.40%
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Yes. You can lose money by investing in this Contract. You could experience up to a 90% loss due to poor Index performance after taking into account the current limits on Index loss provided under the Contract. Protection Option rates could change in the future. Available Floor and Buffer Protection Options will always be at least 5%.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risk of Loss. An investment in an index-linked annuity is subject to the risk of loss. You may lose money, including the loss of principal.
Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
No. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in significant reductions to Contract Value, the Death Benefit, and Contract benefits (possibly by more than the amount withdrawn).

Withdrawal Charges apply for up to 6 years after your Contract has been issued. They will reduce the value of your Contract if you withdraw money during that time. Amounts withdrawn from your Contract may also be subject to taxes and tax penalties. Amounts removed from an Index Account Option before the end of the Index Account Option Term may also result in a negative Interim Value adjustment and loss of positive Index performance. The benefits of tax deferral and living benefit protections also mean the Contract is more beneficial to investors with a long time horizon.
Because Index Account Options are designed to mature at the end of the Index Account Option Term, we need to know by the end of the Index Account Option Term whether you intend to reallocate to a different Contract Option. If you do not provide timely allocation instructions by close of business on the Index Account Option Term Anniversary of an expiring Index Account Option Term as to how you would like your Index Account Option Value allocated for your next Index Account Option Term, we will generally (i) renew the Index Account Option into the same Index Account Option Term, if available; or (ii) if the same Crediting Method, Protection Option, or Index you elected is not available, we will reallocate the Index Account Option Value(s) to the Fixed Account.
Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Contract Options you choose. Each Contract Option (Index Account Options and Fixed Account Options) has its own unique risks. Withdrawals from an Index Account Option prior to the end of the Index Account Option Term are subject to an Interim Value adjustment. You should review the available Contract Options before making an investment decision.

The Cap Rate, Performance Trigger Rate, and Performance Boost Cap Rate, as applicable, will limit positive Index returns (e.g., limited upside). This may result in you earning less than the Index return. For example, assume the Index return is 15% at the end of the Index Account Option Term:

◦Under a Cap Crediting Method with a 10% Cap Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term;
◦Under a Performance Trigger Crediting Method with a 10% Performance Trigger Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term; and
◦Under a Performance Boost Crediting Method with a 10% Performance Boost Cap Rate, we will credit a 10% Index Adjustment at the end of the Index Account Option Term.

The Floor or Buffer, as applicable, will limit negative Index returns (e.g., limited protection in the case of market decline). For example, assume an Index return of -25% at the end of the Index Account Option Term:

◦If the Buffer is -10%, we will credit a -15% Index Adjustment at the end of the Index Account Option Term; and
◦If the Floor is -10%, we will credit a -10% Index Adjustment at the end of the Index Account Option Term.

The Indexes available for election are price return indexes and not total return indexes, and therefore do not reflect dividends paid on the securities composing the Index. This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.

Market Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Market Risk. There is a risk of substantial loss of Contract Value (except for amounts allocated to the Fixed Account) due to any negative Index Return that exceeds the Buffer or is within the Floor amount. You could lose up to 90% of Contract Value allocated to Index Account Options over the course of your Index Account Option Term due to negative Index Return after taking into account the current limits on Index loss provided under the Contract. Available Floor and Buffer Protection Options will always be at least 5%. If any negative Index Return exceeds the Buffer or is within the Floor you have elected at the end of the Index Account Option Term, you will realize the amount of loss associated with your elected Protection Option. Buffers and Floors are not cumulative, and their protection does not extend beyond the length of any given
Index Account Option Term. If you keep amounts allocated to an Index Account Option over multiple Index Account Option Terms in which negative Index Adjustments are made, the total combined loss of Index Account Option Value over those multiple Index Account Option Terms may exceed the stated limit of any applicable Protection Option for a single Index Account Option Term. In addition, any amounts removed from an Index Account Option prior to the end of the Index Account Option Term we will apply an Interim Value adjustment, which, in extreme circumstances, could result in the loss of Contract Value allocated to the Index Account Option as high as 100%.

Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Liquidity and Early Withdrawal Risk. We designed the Contract to be a long-term investment that you may use to help save for retirement. The Contract is unsuitable as a short-term savings vehicle. If you take withdrawals from your Contract during the withdrawal charge period, Withdrawal Charges may apply. In addition, each time you take a withdrawal prior to the end of the Index Account Option term, we will recalculate your Index Account Option Value, based on an Interim Value adjustment, which could be zero, positive or negative. In doing so, we use an Interim Value calculation based on the value of a hypothetical portfolio of financial instruments designed to replicate the value of the Index Account Option if it were held to the end of the Index Account Option Term. If the Interim Value is less than the Index Option Crediting Base, your Index Account Option Value will be decreased proportionally, potentially by more than the amount of the withdrawal; in other words, on more than a dollar for dollar basis.  Any negative adjustment could be significant, up to 100% of Contract Value allocated to the Index Account Option, and impact the amount of Contract Value available for future withdrawals. In addition, amounts withdrawn from this Contract may also be subject to taxes and a 10% additional federal tax penalty if taken before age 59½. If you plan on taking withdrawals that will be subject to Withdrawal Charges and/or taking withdrawals before age 59½, this Contract may not be appropriate for you.

Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the Contract is subject to the risks related to Jackson. Any obligations (including under any Fixed Account Options and Index Account Options), guarantees, and benefits of the Contract are subject to the claims-paying ability of Jackson. More information about Jackson is available upon request by visiting our website at www.jackson.com or by calling 1-800-644-4565.

Reallocations Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Reallocations. You should understand that a new Cap Rate, Index Participation Rate (applicable only with the Cap Crediting Method), Performance Trigger Rate, Performance Boost Cap Rate (applicable only with the Performance Boost Rate Crediting Method), or Performance Boost Rate will go into effect on the Index Account Option Term Anniversary for all new Index Account Option Terms. Such rates could be lower, higher, or equal to your current Crediting Method percentage rate. We post all rates online at Jackson.com/RatesJMLP3. The rates for Contract Value reallocations at the end of an Index Account Option Term are posted at least 30 days before the end of any Index Account Option Term. At least 30 days prior to any Index Account Option Term Anniversary, we will send you written notice reminding you of how you may obtain the rates for the next Index Account Option Term. You may provide reallocation instructions in writing using our Reallocation Form or a Letter of Instruction, or over the phone if you have authorized telephone transactions. If you do not provide timely allocation instructions by close of business on the Index Account Option Term Anniversary of an expiring Index Account Option Term as to how you would like your Index Account Option Value allocated for your next Index Account Option Term, we will generally (i) renew the Index Account Option into the same Index Account Option Term, if available; or (ii) if the same Crediting Method, Protection Option, or Index you elected is not available, we will reallocate the Index Account Option Value(s) to the Fixed Account. See "Automatic Reallocations" beginning on page 52. Such reallocation instructions must be sent to us in written form acceptable to the Company, or via telephone if you have authorized telephone transactions on your account. For more information on how rates are set and communicated, please see the subsection titled "Crediting Methods" under "Additional Information About the Index Account Options" beginning on page 31. This will occur even if the Fixed Account and/or specific Index Account Option is no longer appropriate for your investment goals. For more information about transfers, please see the section titled "Transfers and Reallocations" on page 52.

No Ownership Of Underlying Securities Member [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
No Ownership of Underlying Securities. You have no ownership rights in the securities that comprise an Index. Purchasing the Contract is not equivalent to purchasing shares in a mutual fund that invests in securities comprising the Indexes nor is it equivalent to directly investing in such securities. You will not have any ownership interest or rights in the securities, such as voting rights, or the right to receive dividend payments, or other distributions. Index returns would be higher if they included the dividends from the component securities.

Tracking Index Performance Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Tracking Index Performance. When you allocate money to an Index Account Option, the value of your investment depends in part on the performance of the applicable Index. The performance of an Index is based on changes in the values of the securities or other investments that comprise or define the Index. The securities comprising or defining the Indexes are subject to a variety of investment risks, many of which are complicated and interrelated. These risks may affect capital markets generally, specific market segments, or specific issuers. The performance of the Indexes may fluctuate, sometimes rapidly and unpredictably. Negative Index Return may cause you to realize investment losses. The historical performance of an Index or an Index Account Option does not guarantee future results. It is impossible to predict whether an Index will perform positively or negatively over the course of a term.

While you will not directly invest in an Index, if you choose to allocate amounts to an Index Account Option, you are indirectly exposed to the investment risks associated with the applicable Index as the Contract performance tracks the Index Return and then your elected Crediting Methods and Protection Options are applied based on that performance. Each Index's performance is subject to market risk, equity risk, and issuer risk (in addition to other risks identified in this section):
•Market Risk. Each Index could decrease in value over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Negative fluctuations in the value of an Index may be significant and unpredictable.
•Equity Risk. Each Index is comprised of equity securities. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities may underperform in comparison to the general financial markets, a particular financial market, or other asset classes.
•Issuer Risk. The performance of each Index depends on the performance of individual securities included in the Index. Changes in the financial condition, credit rating, or public perception of an issuer of those securities may cause the value of the issuer's securities to decline.
In recent years, the financial markets have at times experienced periods of significant volatility and negative returns, contributing to an uncertain and evolving economic environment. The performance of the markets has been impacted by several interrelating factors such as, but not limited to, natural disasters, public health crises, inflation, political and social developments, and military and governmental actions. You should consult with your financial professional about how market conditions may impact your investment decisions under the Contract.
We calculate an Index Return by comparing the value of the Index between two specific points in time, which means the performance of the Index may be negative or flat for the Index Account Option Term as a whole (including a multi-year Index Account Option Term) even if the Index performed positively for certain periods of time during the Index Account Option Term.
An investment in an Index Account Option is not an investment in the companies that comprise the applicable Index. You will have no voting rights, no rights to receive cash dividends or other distributions, and no other rights with respect to the companies that make up the Indexes. Each Index is a “price return index,” not “total return index,” meaning the Index Return does not include any dividends or other distributions declared by the companies included in the Index. This will reduce the Index Return and will cause the Index to underperform a direct investment in the companies included in the Index.
In addition to the foregoing, each Index has its own unique risks, as follows:
•S&P 500 Index: The S&P 500 Index is comprised of equity securities issued by large-capitalization U.S. companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies.
•Russell 2000 Index: The Russell 2000 Index is comprised of equity securities of small-capitalization U.S. companies. In general, the securities of small-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Small-capitalization companies are more likely to fail than larger companies.
•MSCI EAFE Index: The MSCI EAFE Index is comprised of equity securities of large- and mid-capitalization companies and it is designed to measure the equity market performance of developed markets, including countries in Europe, Australasia, and the Far East. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies, and the securities of mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). This index is calculated in USD and local currency only. The exchange rates used for all currencies for all MSCI equity indexes are taken from Reuters at 4pm GMT each day.
•MSCI Emerging Markets Index: The MSCI Emerging Markets Index is comprised of equity securities of large- and mid-capitalization companies in emerging markets. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies, and the securities of larger companies. Mid-capitalization companies are more likely to fail than larger companies. Securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). Those risks are typically more acute when issuers are located or operating in emerging markets. Emerging markets may be more likely to experience inflation, political turmoil, and rapid changes in economic conditions than developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, less reliable valuations, and greater risk associated with custody of securities than developed markets. This index is calculated in USD and local currency only. The exchange rates used for all currencies for all MSCI equity indexes are taken from Reuters at 4pm GMT each day.
•Nasdaq-100 Index: The Nasdaq-100 is comprised of 100 of the largest domestic and international non-financial securities listed on the Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies. To the extent that the Index is comprised of securities issued by companies in a particular sector, those securities may not perform as well as the securities of companies in other sectors or the market as a whole. Also, any securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty).

Buffers And Floors Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Buffers and Floors. If you allocate money to an Index Account Option, Index fluctuations may cause an Index Adjustment to be negative at the end of the Index Account Option Term despite the application of the Buffer or Floor Protection Option that you elect.

•If you elect a Floor, a negative Index Return will always result in a negative Index Adjustment up to the Floor but not in excess of the Floor.
•If you elect a Buffer, a negative Index Return will result in a negative Index Adjustment if the negative Index Return exceeds the Buffer.

In choosing between a Buffer and a Floor, you should consider that the maximum amount of principal you can lose with a Buffer is greater than the maximum amount of principal you can lose with a Floor. Conversely, because of the greater downside risk you assume with a Buffer Protection Option, they tend to offer greater opportunities for upside growth (for example, higher Cap rates may be available with Buffer Protection Options).

If we credit your Contract with a negative Index Adjustment, your Index Account Option Value will be reduced. Buffers and Floors are not cumulative, and their protection does not extend beyond the length of any given Index Account Option Term. Any portion of your Contract Value allocated to an Index Account Option will benefit from the protection of either the Buffer or Floor for that Index Account Option Term only. A new Buffer or Floor will be applied to subsequent Index Account Option Terms, subject to availability. You assume the risk that you will incur a loss and that the amount of the loss could be as much as 90% of Contract Value after taking into account the current limits on Index loss provided under the Contract. You also bear the risk that sustained negative Index Return may result in a zero or negative Index Adjustment being credited to your Index Account Option Value over multiple Index Account Option Terms.

We reserve the right to remove Protection Options in the future, so there may not always be both a Buffer and Floor Protection Option available to you for election on subsequent Index Account Option Terms. However, there will always be at least one Protection Option available to you for election. Available Buffer and Floor Protection Options will always be at least 5%.

If an Index Account Option Value is credited with a negative Index Adjustment for multiple Index Account Option Terms, the total combined loss of Index Account Option Value over those multiple Index Account Option Terms may exceed the stated limit of any applicable Buffer or Floor for a single Index Account Option Term.
Buffers and Floors are not annual rates. For Index Account Option Terms that are longer than one year, the rates would be lower on an annual basis.
Interim Value Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Interim Value Risk. Each time you remove Contract Value from an Index Account Option prior to the end of the Index Account Option Term, we will recalculate your Index Account Option Value, based on an Interim Value adjustment, which could be zero, positive or negative. In doing so, we use an Interim Value calculation based on the value of a hypothetical portfolio of financial instruments designed to replicate the value of the Index Account Option if it were held to the end of the Index Account Option Term. Interim Values generally reflect less gain and more downside than would otherwise apply at the end of the Index Account Option Term. Additionally, neither the Protection Option nor Crediting Method rates will be applied. As such, when a transaction is processed based on the Interim Value of the Index Account Option, the Interim Value could reflect less gain or more loss (possibly significantly less gain or more loss) than would be applied at the end of the Index Account Option Term. If the Interim Value is less than the Index Option Crediting Base, your Index Account Option Value will be decreased on a proportional basis, which may be more than the amount of the withdrawal; in other words, on more than a dollar for dollar basis. Any negative adjustment could be significant, up to 100% of Contract Value allocated to the Index Account Option, and impact the amount of Contract Value available for future withdrawals.

Elimination, Suspension, Replacements, Substitutions, And Changes To Indexes, Crediting Methods, And Terms Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Elimination, Suspension, Replacements, Substitutions, and Changes to Indexes, Crediting Methods, and Terms. We may replace an Index if it is discontinued or if there is a substantial change in the calculation of the Index, or if hedging instruments become difficult to acquire or the cost of hedging becomes excessive. If we substitute an Index, the performance of the new Index may differ from the original Index, and you may not be able to achieve the level of Index Return you anticipated. If an Index is replaced during an Index Account Option Term, the Index Return for the Index Account Option Term will be calculated by combining the Index Return for the original Index from the beginning of the term up until the date of replacement, to the Index Return from the substituted Index starting on the date of replacement through the end of the Index Account Option Term, as follows:

Example: Assume that you allocate Contract Value to a 6-Year Index Account Option with the S&P 500 Index and the Index value is $1,000 at the beginning of the term. After 2 years, the S&P 500 Index is discontinued and replaced by the MSCI EAFE Index. On the day of the replacement, the S&P 500 Index is $1,100, so the Index Return as of that date is 10%. The MSCI EAFE Index value on the day of the replacement is $2,000. Going forward, your Index Return for the remainder of the Index Account Option Term will be equal to (1 plus 10%) times (1 plus the calculated return of the MSCI EAFE Index from the replacement date) minus 1. This means that at the end of the Index Account Option Term, if the MSCI EAFE Index value is $1,900, your Index Return would be (1+ 10% ) x (1 + -5%) (-1) = 4.5%.

A substitution of an Index during an Index Account Option Term will not cause a change in the Crediting Method, Protection Option, or Index Account Option Term length. No Interim Value adjustment will apply at the time of the substitution if we substitute an Index.

Changes to the Cap Rates, Index Participation Rates (applicable only with the Cap Crediting Method), Performance Trigger Rates, Performance Boost Rates, and Performance Boost Cap Rates (applicable only with the Performance Boost Crediting Method), if any, occur at the beginning of the next Index Account Option Term. The guaranteed maximum Floor and guaranteed minimum Buffer will not change for the life of your Contract. Available Floor and Buffer Rates are guaranteed never to be less than 5%.
We may also add or remove an Index, Index Account Option Term, Crediting Method, or Protection Option during the time that you own the Contract. You bear the risk that we may eliminate an Index Account Option or certain Index Account Option features and replace them with new options and features that are not acceptable to you. We will not add any Index, Index Account Option Term, Crediting Method, or Protection Option until the new Index or Crediting Method has been approved by the insurance department in your state. Any addition, substitution, or removal of an Index, Crediting Method, Protection Option, or Index Account Option Term will be communicated to you in writing.
Intra-Term Performance Lock Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Intra-Term Performance Lock. Because an Intra-Term Performance Lock utilizes Interim Value on the Intra-Term Performance Lock Date, you may receive less on the date you exercise your Intra-Term Performance Lock than you would have had you exercised your Intra-Term Performance Lock on a different date. The Interim Value is calculated based on the value of a hypothetical portfolio of financial instruments designed to replicate the value of the Index Account Option if it were held until the end of the Index Account Option Term. Interim Values generally reflect less gain and more downside than would otherwise apply at the end of the Index Account Option Term. Additionally, neither the Protection Option nor Crediting Method rates will be applied. As such, you may receive less than you would have received had you not exercised an Intra-Term Performance Lock and instead remained invested until the end of your Index Account Option Term when you would have realized the full value of your Index Adjustment Factors. When you exercise an Intra-Term Performance Lock, you must transfer the full Interim Value from the selected Index Account Option to the Short Duration Fixed Account Option, which means you will not get the benefit of any positive Index market performance for the remainder of that Contract Year. Once you have exercised an Intra-Term Performance Lock, the Interim Value transferred to the Short Duration Fixed Account Option will be inaccessible for transfer until the next Contract Anniversary. It is possible that the same combination of options that made up the Index Account Option on which you exercised your Intra-Term Performance Lock may no longer be available or may have different rates once you reach the Contract Anniversary, thus preventing you from being reallocated into an identical Index Account Option. Further, once you have exercised an Intra-Term Performance Lock, it is irrevocable.
Issuing Company Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Issuing Company. No company other than Jackson has any legal responsibility to pay amounts that Jackson owes under the Contract. The amounts you invest are not placed in a registered separate account, and your rights under the Contract to invested assets and the returns on those assets are subject to the claims paying ability of Jackson. You should review and be comfortable with the financial strength of Jackson for its claims-paying ability.

Effects Of Withdrawals, Annuitization, Or Death Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Effects of Withdrawals, Annuitization, or Death. If any of the following are taken during the Index Account Option Term, they could be subject to an Interim Value adjustment that could reduce your Index Account Option Value: a partial or total withdrawal, a GAWA withdrawal on Contracts with +Income GMWB or +Income GMWB with Joint Option, Required Minimum Distribution ("RMD"), Intra-Term Performance Lock, amounts applied to an income option upon annuitization, or payment of the Contract Value element of the Death Benefit. Such reduction could be significant. Interim Values generally reflect less gain and more downside than would otherwise apply at the end of the Index Account Option Term. Additionally, neither the Protection Option nor Crediting Method rates will be applied. As such, you may receive less than you would have received had you instead remained invested until the end of your Index Account Option Term when you would have realized the full value of your Index Adjustment Factors. The Interim Value may reflect a negative return even if the Index increases, and may reflect a positive return even if the Index decreases. If you take a withdrawal when the Index Return is negative, your remaining Contract Value may be significantly less than if you waited to take the withdrawal when the Index Return was positive. In addition, partial and total withdrawals taken during the first six Contract Years which exceed the Free Withdrawal amount, including Excess Withdrawals on Contracts with +Income GMWB or +Income GMWB with Joint Option, may be subject to a Withdrawal Charge. Amounts applied to income payments on an Income Date that is within one year of the Contract's Issue Date may also be subject to a Withdrawal Charge.
All withdrawals, including GAWA withdrawals and RMDs, will be taken proportionately from each of your Index Account Options and Fixed Account unless otherwise specified. Withdrawals can also reduce the Death Benefit. Any Return of Premium Death Benefit will be reduced in a pro-rated amount. Pro rata reductions can be greater than the actual dollar amount of your withdrawal. In addition, since all withdrawals reduce the Contract Value, withdrawals will also reduce the amount that can be taken as income since such amount is determined by the Contract Value on the Income Date. The Latest Income Date for this contract is age 95.
If your Contract Value falls below the minimum Contract Value remaining as a result of a withdrawal (as stated in your Contract), we may terminate your Contract. This minimum Contract Value requirement does not apply if you have added +Income GMWB or +Income GMWB with Joint Option to your Contract.
There are administrative rules that must be followed when taking an RMD withdrawal. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for providing such notice. The administrative form allows you to elect one time or automatic RMD withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows taking multiple contracts’ RMDs from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code’s RMD requirements. If you fail to take your full RMD for a year, you will be subject to a 25% excise tax on any shortfall. This excise tax is reduced to 10% if a distribution of the shortfall is made within two years and prior to the date the excise tax is assessed or imposed by the IRS. If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges) and we will impose those charges, which will be reflected in the confirmation of the transaction. An RMD exceeding our calculation may also result in an Excess Withdrawal for purposes of your +Income GMWB or +Income GMWB with Joint Option, which would result in an adverse recalculation of the GWB and GAWA. For more information on RMD requirements, please see "Required Minimum Distributions Under Certain Tax-Qualified Plans ("RMDS")" beginning on page 64.

+Income GMWB And +Income GMWB With Joint Option Add-On Benefits Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
+Income GMWB and +Income GMWB with Joint Option Add-On Benefits. You may never need or use certain features provided by the +Income GMWB or +Income GMWB with Joint Option add-on benefits. In that case, you may pay for a feature for which you never realize any benefits.
The +Income GMWB and +Income GMWB with Joint Option are subject to conditions, including increased withdrawal rates the longer you wait to initiate withdrawals after election of the add-on benefit. You may die before you begin taking withdrawals under the add-on benefit. Alternatively, you may not live long enough to receive enough benefit from the add-on benefit to exceed the amount of the fees you pay for the add-on benefit. You may need to make Excess Withdrawals, which have the potential to substantially reduce or even terminate the benefits available from the add-on benefit.
The Index Account Options you elect may provide sufficient credited interest such that you may not need the guarantee that may otherwise be provided by the add-on benefit available for an additional charge.
If your Contract includes the +Income GMWB or +Income GMWB with Joint Option, Excess Withdrawals will reduce the value of the Guaranteed Withdrawal Balance ("GWB") in proportion to the amount of the Excess Withdrawal relative to the total Contract Value at the time of withdrawal. Accordingly, under certain circumstances, a withdrawal could reduce the value of the GWB by more than the dollar amount of the withdrawal.
Add-on benefits may be available at issue or on your Contract Anniversary, subject to availability. If you do not elect the add-on benefit at issue, it is likely that the rates associated with the add-on benefit, including GAWA percentages, may be lower than the rates you would have received if you had elected the add-on benefit at issue. It is also possible that the charge for the add-on benefit elected on your Contract Anniversary may be higher than the charge that would have been applicable if you had elected the add-on benefit at issue.
We reserve the right to place restrictions on which Contract Options you may select when you have elected an add-on benefit. This includes restrictions to Index Account Option Crediting Methods, Protection Options, Indexes, and Term lengths. If any such restrictions are in place, they will be listed in Appendix A: Investment Options Available Under the Contract, and you will be provided notice of these restrictions.
Upon the death of the Owner or joint Owner, if the Beneficiary is a non-spousal Beneficiary, the GWB is void and this GMWB terminates automatically; therefore, the death of the Owner or joint Owner may have a significant negative impact on the value of this GMWB and cause the GMWB to prematurely terminate.
Neither the +Income GMWB nor the +Income GMWB with Joint Option may be terminated independently from termination of the Contract, except in connection with a spousal continuation, where permitted by the terms of the Contract.
The GMWB Charge that you pay for the +Income GMWB or +Income GMWB with Joint Option may be increased every five Contract Years. While you have the ability to avoid any GMWB Charge increases by opting out of future annual Step-Ups, doing so will lock in your GAWA%, which means you are also foregoing any potential further increases to your GAWA%.
GMWBs generally may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial professionals before adding a GMWB to a Contract.

Business Continuity And Cybersecurity Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Business Continuity and Cybersecurity Risk. We and our service providers and business partners are subject to certain risks, including those resulting from information system failures, cybersecurity incidents, public heath crises such as the coronavirus (COVID-19) pandemic, and other disaster events. Such events can adversely impact us and our operations. These risks are common to all insurers and financial service providers. These risks include, among other things, the theft, misuse, corruption and destruction of electronic information, interference with or denial of service, attacks on systems or websites, and other operational disruptions that could severely impede our ability to conduct our business or administer the Contract.
Such events could also adversely affect us by resulting in regulatory fines, litigation, financial losses, and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is also possible that a cybersecurity incident could persist for an extended period of time without detection.
Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or, in the case of our variable products, underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.
As of the date of this prospectus, we do not believe that we have experienced a material cyber-attack or other cybersecurity incident. However in 2023, we were notified of a data security incident involving the MOVEit file transfer system used by numerous financial services companies. A third-party vendor uses that software on our behalf to, among other things, identify the deaths of insured persons and annuitants under life insurance policies and annuity contracts. According to that third-party vendor, an unknown actor exploited a MOVEit software flaw to access the vendor’s systems and download certain data. Our assessment indicated that personally identifiable information relating to approximately 850,000 of Jackson’s customers was obtained by that unknown actor from the third-party vendor’s systems. This MOVEit vulnerability has now been rectified. Separately, Jackson experienced unauthorized access to two servers as a result of the MOVEit flaw; however, the scope and nature of the data accessed on those servers was significantly less than the third-party vendor impact. Our assessment was that a subset of information relating to certain partner organizations and individuals, including certain customers of Jackson, was obtained from the two affected servers. We notified affected customers as required by law, and we continue to assess and investigate the overall impact of the incidents. At this time, we do not believe the incidents or related litigation will have a material adverse effect on the business, operations, or financial results of Jackson.

Buffer Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits the Negative Return [Text Block]	The Protection Options provide a level of downside protection if the Index Return is negative. You may choose either a Buffer or Floor Protection Option. The current limits on Index losses for new Index Account Option Terms are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy of the most recent Rate Sheet Prospectus Supplement(s), please visit www.jackson.com/product-literature-11.html.
Index-Linked Option Overview, Manner of Limiting the Negative Return [Text Block]	A Buffer protects from loss up to a specific amount (typically 10%, 20%, or 100%). You only incur a loss if the Index declines more than the stated Buffer percentage.
Index-Linked Option Overview, Example of Limiting the Negative Return [Text Block]	For example, if an Index declines 15% and you chose a 10% Buffer, you would incur a loss of 5% for that Index Account Option Term.
Index-Linked Option Overview, Guaranteed Minimum Limit on Index Losses [Text Block]	Available Buffer rates are guaranteed to be no less than 5% or more than 100%. Available Buffer Protection Options will always be at least 5%.
Index-Linked Option [Line Items]
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Floor Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Negative Return [Text Block]	A Floor protects from loss after a specific threshold. If the Index declines, you incur a loss up to the stated Floor percentage, beyond which, you are protected by any further loss for that Index Account Option Term.
Index-Linked Option Overview, Example of Limiting the Negative Return [Text Block]	For example, if you chose a 10% Floor and the Index declines 15%, you would lose 10% for that Index Account Option Term.
Index-Linked Option Overview, Guaranteed Minimum Limit on Index Losses [Text Block]	Available Floor rates are guaranteed to be no less than 5% or more than 50%. Available Floor Protection Options will always be at least 5%.
Index-Linked Option [Line Items]
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Cap Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	This Crediting Method provides a positive Index Adjustment equal to any positive Index Return multiplied by the stated Index Participation Rate, subject to a stated Cap Rate.
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]	The Cap Rate is the maximum amount of positive Index Adjustment you may receive. This means if the Index Return is in excess of the Cap Rate, your positive Index Adjustment will be limited by (and equal to) the Cap Rate.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index Return is 12% and your Cap Rate under the Cap Crediting Method is
10%, we will credit you with a 10% positive Index Adjustment at the end of the Index Account Option Term, meaning your Contract Value will increase by 10%.

Contract Changes Risk [Line Items]
Index-Linked Option Changes Features Risk [Text Block]	Cap Rate. If you elect a Cap Crediting Method, the highest possible return that you may achieve on your investment is equal to the Cap Rate, or "Cap". The Cap therefore limits the positive Index Adjustment, if any, that may be credited to your Contract for a given Index Account Option Term. The Caps do not guarantee a certain amount of minimum Index Adjustment credited. Any Index Adjustment based on a Cap Crediting Method may be less than the positive return of the Index. This is because any positive return of the Index that we credit to your Index Account Option Value is subject to a maximum in the form of a Cap, even when the positive Index Return is greater.
Cap Rate Return Limit [Member] | Index Account Option Term, Six Year [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	2.00%
Cap Rate Return Limit [Member] | Index Account Option Term, Three Year [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	1.50%
Cap Rate Return Limit [Member] | Index Account Option Term, One Year [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	1.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 4 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, P3Y, 1.5% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.50%
Cap Rate Return Limit [Member] | S&P 500, Market Index, P3Y, 1.5% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.50%
Cap Rate Return Limit [Member] | S&P 500, Market Index, P3Y, 1.5% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.50%
Cap Rate Return Limit [Member] | S&P 500, Market Index, P3Y, 1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.50%
Cap Rate Return Limit [Member] | S&P 500, Market Index, P6Y, 2.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, P6Y, 2.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate Return Limit [Member] | S&P 500, Market Index, P6Y, 2.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 4 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, P3Y, 1.5% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.50%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, P3Y, 1.5% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.50%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, P3Y, 1.5% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.50%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, P6Y, 2.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, P6Y, 2.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate Return Limit [Member] | Russell 2000, Market Index, P6Y, 2.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 4 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P3Y, 1.5% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.50%
Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P3Y, 1.5% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.50%
Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P3Y, 1.5% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.50%
Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P6Y, 2.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P6Y, 2.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P6Y, 2.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 4 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P3Y, 1.5% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.50%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P3Y, 1.5% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.50%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P3Y, 1.5% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.50%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P6Y, 2.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P6Y, 2.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P6Y, 2.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 4 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P3Y, 1.5% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.50%
Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P3Y, 1.5% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.50%
Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P3Y, 1.5% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.50%
Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P6Y, 2.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P6Y, 2.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P6Y, 2.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P6Y, 2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Participation Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]	The Index Participation Rate is guaranteed to never be less than 100%. This means it will never reduce your Index Adjustment.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	If the Index Participation Rate is greater than 100%, it may serve to increase your Index Adjustment.
Participation Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 4 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, P3Y, 1.5% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, P3Y, 1.5% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, P3Y, 1.5% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, P6Y, 2.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, P6Y, 2.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, P6Y, 2.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | S&P 500, Market Index, P6Y, 2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 4 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, P3Y, 1.5% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, P3Y, 1.5% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, P3Y, 1.5% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, P3Y, 1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, P6Y, 2.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, P6Y, 2.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Russell 2000, Market Index, P6Y, 2.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 4 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI EAFE, Market Index, P3Y, 1.5% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI EAFE, Market Index, P3Y, 1.5% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI EAFE, Market Index, P3Y, 1.5% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI EAFE, Market Index, P6Y, 2.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI EAFE, Market Index, P6Y, 2.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI EAFE, Market Index, P6Y, 2.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 4 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P3Y, 1.5% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P3Y, 1.5% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P3Y, 1.5% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P6Y, 2.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P6Y, 2.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P6Y, 2.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 1.0% Cap Rate, 100% Index Participation Rate 4 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq-100, Market Index, P3Y, 1.5% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq-100, Market Index, P3Y, 1.5% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq-100, Market Index, P3Y, 1.5% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq-100, Market Index, P6Y, 2.0% Cap Rate, 100% Index Participation Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq-100, Market Index, P6Y, 2.0% Cap Rate, 100% Index Participation Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq-100, Market Index, P6Y, 2.0% Cap Rate, 100% Index Participation Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq-100, Market Index, P6Y, 2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Performance Trigger Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	This Crediting Method provides a positive Index Adjustment equal to a stated Performance Trigger Rate if the Index Return is zero or positive.
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]	The Performance Trigger Rate equals the positive Index Adjustment that you will receive if the Index Return is zero or positive, regardless of whether the actual Index Return is higher or lower than the stated Performance Trigger Rate.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index Return is 12% and your Performance Trigger Rate under the Performance Trigger Crediting Method is 10%, we will credit you with a 10% positive Index Adjustment at the end of the Index Account Option Term, meaning your Contract Value will increase by 10%.
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	1.00%
Contract Changes Risk [Line Items]
Index-Linked Option Changes Features Risk [Text Block]	Performance Trigger Rate. If you elect a Performance Trigger Crediting Method, the highest possible return that you may achieve is equal to the Performance Trigger Rate. The Performance Trigger Rate therefore limits the positive Index Adjustment, if any, that may be credited to your Contract for a given Index Account Option Term. The Performance Trigger Rates do not guarantee a minimum Index Adjustment amount. Any Index Adjustment credited for a Performance Trigger Crediting Method may be less than the positive return of the Index. This is because any positive return of the Index that we credit to your Index Account Option Value is always equal to the Performance Trigger Rate, even when the positive Index Return is greater.
Performance Trigger Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 1.0% Performance Trigger Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Performance Trigger Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 1.0% Performance Trigger Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Performance Trigger Rate Return Limit [Member] | S&P 500, Market Index, P1Y, 1.0% Performance Trigger Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Performance Trigger Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 1.0% Performance Trigger Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Performance Trigger Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 1.0% Performance Trigger Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Performance Trigger Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 1.0% Performance Trigger Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Performance Trigger Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 1.0% Performance Trigger Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Performance Trigger Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 1.0% Performance Trigger Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Performance Trigger Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 1.0% Performance Trigger Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Performance Trigger Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 1.0% Performance Trigger Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Performance Trigger Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 1.0% Performance Trigger Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Performance Trigger Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 1.0% Performance Trigger Rate 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Performance Trigger Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 1.0% Performance Trigger Rate 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Performance Trigger Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 1.0% Performance Trigger Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Performance Boost Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	This Crediting Method provides a positive Index Adjustment equal to Index Return plus the stated Performance Boost Rate if the Index Return is zero, positive, or negative, but not if the negative return is equal to or in excess of the elected Buffer Protection Option, subject to a stated Performance Boost Cap Rate.
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]	The Performance Boost Cap Rate is the maximum amount of positive Index Adjustment you may receive. This means that any positive Index Adjustment will always be limited by the stated Performance Boost Cap Rate.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index Return is -2%, your Performance Boost Rate under the Performance Boost Crediting Method is 10%, and your Performance Boost Cap Rate under the Performance Boost Crediting Method is 10%, we will credit you with an 8% positive Index Adjustment at the end of the Index Account Option Term, meaning your Contract Value will increase by 8%. This represents the application of the 10% Performance Boost Rate to the -2% Index Return.The Performance Boost Rate boosts your Index Adjustment to a value higher than Index Return, and is equal to the Buffer percentage. Since the Performance Boost Rate is equal to the Buffer:
▪If the Index Return is negative but within the Buffer, the Index Adjustment will always be positive.
▪If the Index Return is negative and equal to the Buffer, the Index Adjustment will always be zero.
▪If the Index return is negative in excess of the Buffer, the Index Adjustment will always be negative in the amount it exceeds the Buffer.

Index-Linked Option Overview, Lowest Limit on Gains [Percent]	5.00%
Performance Boost Return Limit [Member] | Index Account Option Term, Six Year [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	2.00%
Performance Boost Return Limit [Member] | Index Account Option Term, Three Year [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	1.50%
Performance Boost Return Limit [Member] | Index Account Option Term, One Year [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]	1.00%
Performance Boost Return Limit [Member] | Russell 2000, Market Index, P6Y, 2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Performance Boost Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Performance Boost Return Limit [Member] | MSCI EAFE, Market Index, P3Y, 1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Performance Boost Return Limit [Member] | MSCI EAFE, Market Index, P6Y, 2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Performance Boost Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Performance Boost Return Limit [Member] | MSCI Emerging Markets, Market Index, P3Y, 1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Performance Boost Return Limit [Member] | MSCI Emerging Markets, Market Index, P6Y, 2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Performance Boost Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Performance Boost Return Limit [Member] | Nasdaq-100, Market Index, P3Y, 1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Performance Boost Cap Rate Return Limit [Member]
Contract Changes Risk [Line Items]
Index-Linked Option Changes Features Risk [Text Block]	Performance Boost Cap Rate (applicable only with the Performance Boost Crediting Method). If you elect a Performance Boost Crediting method, the highest possible return that you may achieve is equal to the Performance Boost Cap Rate. The Performance Boost Cap Rate therefore limits the positive Index Adjustment, if any, that may be credited to your Contract for a given Index Account Option Term. The Performance Boost Cap Rates do not guarantee a minimum Index Adjustment amount. Any Index Adjustment credited for a Performance Boost Crediting Method may be less than the positive return of the Index. This is because any positive return of the Index that we credit to your Index Account Option Value is subject to a maximum in the form of a Performance Boost Cap Rate, even when the positive Index Return is greater. In addition, if the Index Return is negative and equal to or in excess of the elected Buffer, you will not get the benefit of the Performance Boost Rate to increase the value of your Index Adjustment. The Performance Boost Cap Rate is not a stand-alone Crediting method. It is applicable only if you elect the Performance Boost Rate Crediting Method.

Performance Boost Cap Rate Return Limit [Member] | S&P 500, Market Index, P3Y, 1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Performance Boost Cap Rate Return Limit [Member] | S&P 500, Market Index, P6Y, 2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Performance Boost Cap Rate Return Limit [Member] | Russell 2000, Market Index, P1Y, 1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Performance Boost Cap Rate Return Limit [Member] | Russell 2000, Market Index, P3Y, 1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.50%
Performance Boost Cap Rate Return Limit [Member] | Russell 2000, Market Index, P6Y, 2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Performance Boost Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P1Y, 1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Performance Boost Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P3Y, 1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.50%
Performance Boost Cap Rate Return Limit [Member] | MSCI EAFE, Market Index, P6Y, 2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Performance Boost Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P1Y, 1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Performance Boost Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P3Y, 1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.50%
Performance Boost Cap Rate Return Limit [Member] | MSCI Emerging Markets, Market Index, P6Y, 2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Performance Boost Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P1Y, 1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Performance Boost Cap Rate Return Limit [Member] | Nasdaq-100, Market Index, P3Y, 1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.50%
Performance Trigger Crediting Method [Member] | Russell 2000, Market Index, P1Y, 1.0% Performance Trigger Rate 3 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Index-Linked Option Available, Index Gain Limit Type	1.0% Performance Trigger Rate
S&P 500 Index [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	S&P 500 Index: The S&P 500 Index is comprised of equity securities issued by large-capitalization U.S. companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	S&P 500 Index*
Annual Return [Percent]		16.39%	23.31%	24.23%	(19.44%)	26.89%	16.26%	28.88%	(6.24%)	19.42%	9.54%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	0.00%	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]
*Index is a price return index, not a total return index, and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index Return and cause the Index to underperform a direct investment in the securities composing the Index.

Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	S&P 500 Index: The S&P 500 Index is comprised of equity securities issued by large-capitalization U.S. companies.
Russell 2000 Index [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	Russell 2000 Index: The Russell 2000 Index is comprised of equity securities of small-capitalization U.S. companies. In general, the securities of small-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Small-capitalization companies are more likely to fail than larger companies.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	Russell 2000 Index*
Annual Return [Percent]		11.29%	10.02%	15.09%	(21.56%)	13.70%	18.36%	23.72%	(12.18%)	13.14%	19.48%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(11.56%)	5.00%	5.00%	5.00%	(2.18%)	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]
*Index is a price return index, not a total return index, and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index Return and cause the Index to underperform a direct investment in the securities composing the Index.

Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	Russell 2000 Index: The Russell 2000 Index is comprised of equity securities of small-capitalization U.S. companies.
MSCI EAFE Index [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	MSCI EAFE Index: The MSCI EAFE Index is comprised of equity securities of large- and mid-capitalization companies and it is designed to measure the equity market performance of developed markets, including countries in Europe, Australasia, and the Far East. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies, and the securities of mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). This index is calculated in USD and local currency only. The exchange rates used for all currencies for all MSCI equity indexes are taken from Reuters at 4pm GMT each day.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	MSCI EAFE Index*
Annual Return [Percent]		27.89%	1.15%	15.03%	(16.79%)	8.78%	5.43%	18.44%	(16.14%)	21.78%	(1.88%)
Annual Return, Example Capped and Buffered [Percent]		5.00%	1.15%	5.00%	(6.79%)	5.00%	5.00%	5.00%	(6.14%)	5.00%	0.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]
*Index is a price return index, not a total return index, and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index Return and cause the Index to underperform a direct investment in the securities composing the Index.

Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	MSCI EAFE Index: The MSCI EAFE Index is comprised of equity securities of large- and mid-capitalization companies and it is designed to measure the equity market performance of developed markets, including countries in Europe, Australasia, and the Far East.
MSCI Emerging Markets Index [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	MSCI Emerging Markets Index: The MSCI Emerging Markets Index is comprised of equity securities of large- and mid-capitalization companies in emerging markets. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies, and the securities of larger companies. Mid-capitalization companies are more likely to fail than larger companies. Securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). Those risks are typically more acute when issuers are located or operating in emerging markets. Emerging markets may be more likely to experience inflation, political turmoil, and rapid changes in economic conditions than developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, less reliable valuations, and greater risk associated with custody of securities than developed markets. This index is calculated in USD and local currency only. The exchange rates used for all currencies for all MSCI equity indexes are taken from Reuters at 4pm GMT each day.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	MSCI Emerging Markets Index*
Annual Return [Percent]		30.58%	5.05%	7.04%	(22.37%)	(4.59%)	15.84%	15.42%	(16.63%)	34.35%	8.58%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(12.37%)	0.00%	5.00%	5.00%	(6.63%)	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]
*Index is a price return index, not a total return index, and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index Return and cause the Index to underperform a direct investment in the securities composing the Index.

Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	MSCI Emerging Markets Index: The MSCI Emerging Markets Index is comprised of equity securities of large- and mid-capitalization companies in emerging markets.
Nasdaq-100 Index [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	Nasdaq-100 Index: The Nasdaq-100 is comprised of 100 of the largest domestic and international non-financial securities listed on the Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies. To the extent that the Index is comprised of securities issued by companies in a particular sector, those securities may not perform as well as the securities of companies in other sectors or the market as a whole. Also, any securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty).
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	Nasdaq-100 Index*
Annual Return [Percent]		20.17%	24.88%	53.81%	(32.97%)	26.63%	47.58%	37.96%	(1.04%)	31.52%	5.89%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(22.97%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]
*Index is a price return index, not a total return index, and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index Return and cause the Index to underperform a direct investment in the securities composing the Index.

Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	Nasdaq-100 Index: The Nasdaq-100 is comprised of 100 of the largest domestic and international non-financial securities listed on the Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies.
C000258145 [Member]
Non-variable Annuities [Line Items]
Non-variable Annuities, Name	Jackson Market Link Pro III
Non-variable Annuities, Combination [Flag]	false